UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 63.6%
	Automobiles & Components - 0.5%
948,450	Ford Motor Co.	$15,307,983

	Banks - 6.7%
601,380	Citigroup, Inc.	30,983,098
883,450	JP Morgan Chase & Co.	53,519,401
119,290	M&T Bank Corp.	15,149,830
366,150	PNC Financial Services Group, Inc.	34,139,826
1,047,520	Wells Fargo & Co.	56,985,088

		190,777,243

	Capital Goods - 4.3%
222,810	3M Co.	36,752,509
331,270	Eaton Corp. plc	22,506,484
417,720	Fortune Brands Home & Security, Inc.	19,833,346
341,760	Ingersoll-Rand plc	23,267,021
167,060	United Technologies Corp.	19,579,432

		121,938,792

	Consumer Durables & Apparel - 0.5%
125,180	PVH Corp.	13,339,181

	Consumer Services - 0.3%
96,200	McDonald’s Corp.	9,373,728

	Diversified Financials - 3.1%
131,960	Ameriprise Financial, Inc.	17,265,646
82,310	BlackRock, Inc.	30,112,290
110,100	Goldman Sachs Group, Inc.	20,695,497
543,630	Invesco Ltd.	21,576,675

		89,650,108

	Energy - 4.6%
224,280	Anadarko Petroleum Corp.	18,572,627
823,152	BG Group plc	10,103,152
213,450	Chevron Corp.	22,407,981
165,050	EOG Resources, Inc.	15,133,434
350,610	Exxon Mobil Corp.	29,801,850
385,550	Halliburton Co.	16,917,934
192,760	Occidental Petroleum Corp.	14,071,480
251,610	Southwestern Energy Co. (1)	5,834,836

		132,843,294

	Food & Staples Retailing - 1.2%
319,010	CVS Health Corp.	32,925,022

	Food, Beverage & Tobacco - 3.1%
116,170	Anheuser-Busch InBev N.V. ADR	14,162,285
431,880	Coca-Cola Co.	17,512,734
127,160	Diageo plc ADR	14,060,081
303,756	Kraft Foods Group, Inc.	26,461,704
486,350	Mondelez International, Inc. Class A	17,552,371

		89,749,175

	Health Care Equipment & Services - 3.0%
228,400	Baxter International, Inc.	15,645,400
521,605	Medtronic plc	40,679,974
253,540	UnitedHealth Group, Inc.	29,991,246

		86,316,620

	Household & Personal Products - 0.5%
182,400	Estee Lauder Co., Inc. Class A	15,168,384

	Insurance - 2.2%
387,930	American International Group, Inc.	21,254,685
586,180	Marsh & McLennan Cos., Inc.	32,878,836
250,430	Unum Group	8,447,004

		62,580,525

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Materials - 1.8%
431,130	Dow Chemical Co.	20,685,618
353,860	International Paper Co.	19,635,691
220,060	Nucor Corp.	10,459,452

		50,780,761

	Media - 3.0%
277,250	CBS Corp. Class B	16,809,668
394,720	Comcast Corp. Class A	22,289,838
405,440	Thomson Reuters Corp.	16,444,646
275,160	Walt Disney Co.	28,861,533

		84,405,685

	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
56,800	Actavis plc (1)	16,904,816
269,860	Agilent Technologies, Inc.	11,212,683
157,070	Amgen, Inc.	25,107,639
284,520	AstraZeneca plc ADR	19,469,704
552,600	Bristol-Myers Squibb Co.	35,642,700
315,510	Gilead Sciences, Inc. (1)	30,960,996
784,300	Merck & Co., Inc.	45,081,564
74,780	Roche Holding AG	20,548,947
344,357	UCB S.A.	24,876,710
153,980	Vertex Pharmaceuticals, Inc. (1)	18,165,021

		247,970,780

	Real Estate - 0.2%
269,470	Paramount Group, Inc. REIT	5,200,771

	Retailing - 2.6%
11,702,200	Allstar Co. (1)(2)(3)	11,585,178
212,000	Dollar General Corp. (1)	15,980,560
261,650	Home Depot, Inc.	29,726,056
223,730	Nordstrom, Inc.	17,969,994

		75,261,788

	Semiconductors & Semiconductor Equipment - 4.1%
415,000	Analog Devices, Inc.	26,145,000
994,470	Intel Corp.	31,097,077
1,540,660	Marvell Technology Group Ltd.	22,647,702
1,028,780	Maxim Integrated Products, Inc.	35,811,832

		115,701,611

	Software & Services - 6.2%
278,400	Accenture plc Class A	26,083,296
344,980	eBay, Inc. (1)	19,898,446
74,980	Google, Inc. Class C(1)	41,089,040
1,073,670	Microsoft Corp.	43,650,054
491,110	Oracle Corp.	21,191,396
1,029,410	Symantec Corp.	24,052,165

		175,964,397

	Technology Hardware & Equipment - 5.0%
520,360	Apple, Inc.	64,748,395
1,888,450	Cisco Systems, Inc.	51,979,586
1,010,390	EMC Corp.	25,825,568

		142,553,549

	Telecommunication Services - 0.3%
198,030	Verizon Communications, Inc.	9,630,199

	Transportation - 0.6%
159,000	Union Pacific Corp.	17,221,290

	Utilities - 1.1%
309,270	NextEra Energy, Inc.	32,179,544

	Total Common Stocks (cost $1,255,683,198)	1,816,840,430

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Asset & Commercial Mortgage Backed Securities - 1.4%
	Asset-Backed - Automobile - 0.4%
	CarMax Automotive Owner Trust
$ 225,000	1.95%, 09/16/2019	$225,162
	First Investors Automotive Owner Trust
1,625,000	1.67%, 11/16/2020(4)	1,628,022
	Hyundai Automotive Receivables Trust
515,000	2.48%, 03/15/2019	529,513
	Prestige Automotive Receivables Trust
600,000	1.91%, 04/15/2020(4)	600,238
	Santander Drive Automotive Receivables Trust
1,630,000	1.97%, 11/15/2019	1,638,349
675,000	2.25%, 06/17/2019	682,602
400,000	2.33%, 11/15/2019	401,742
2,420,000	2.36%, 04/15/2020	2,439,457
655,000	2.57%, 03/15/2019	668,173
	Westlake Automobile Receivables Trust
1,815,000	0.97%, 10/16/2017(4)	1,815,007

		10,628,265

	Asset-Backed - Finance & Insurance - 0.5%
	Ally Master Owner Trust
4,885,000	1.54%, 09/15/2019	4,903,094
4,890,000	1.60%, 10/15/2019	4,912,245
	Ford Credit Floorplan Master Owner Trust
430,000	2.09%, 03/15/2022(4)	430,533
	SBA Tower Trust
1,565,000	2.90%, 10/15/2044(4)(5)	1,584,021
	Springleaf Funding Trust
1,765,000	3.16%, 11/15/2024(4)	1,781,730
755,000	3.48%, 05/15/2028(4)	754,713

		14,366,336

	Asset-Backed - Home Equity - 0.0%
	New Century Home Equity Loan Trust
7,906	0.75%, 03/25/2035(5)	7,888

	Commercial Mortgage-Backed Securities - 0.5%
	Hilton USA Trust
1,765,000	2.66%, 11/05/2030(4)	1,769,014
	JP Morgan Chase Commercial Mortgage Securities Trust
2,200,000	5.69%, 02/12/2049(5)	2,369,094
	LB-UBS Commercial Mortgage Trust
860,905	6.15%, 04/15/2041(5)	943,791
	Merrill Lynch/Countrywide Commercial Mortgage Trust
3,750,000	5.74%, 06/12/2050(5)	4,043,876
	SFAVE Commercial Mortgage Securities Trust
2,500,000	4.14%, 01/05/2035(4)	2,611,043
	Wachovia Bank Commercial Mortgage Trust
2,331,614	5.31%, 11/15/2048	2,448,623

		14,185,441

	Total Asset & Commercial Mortgage Backed Securities (cost $39,100,670)	39,187,930

Corporate Bonds - 14.3%
	Aerospace/Defense - 0.0%
	United Technologies Corp.
365,000	3.10%, 06/01/2022	379,761

	Agriculture - 0.3%
	Altria Group, Inc.
1,950,000	4.50%, 05/02/2043	2,016,944
1,995,000	4.75%, 05/05/2021	2,226,825
	BAT International Finance plc
2,775,000	3.25%, 06/07/2022(4)	2,847,619
	Philip Morris International, Inc.
270,000	5.65%, 05/16/2018	305,041

		7,396,429

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Airlines - 0.3%
	Continental Airlines, Inc.
3,417,972	5.98%, 10/19/2023	3,849,492
	Southwest Airlines Co.
2,700,000	5.75%, 12/15/2016	2,895,053
2,514,639	6.15%, 02/01/2024	2,891,834

		9,636,379

	Auto Manufacturers - 0.3%
	Daimler Finance NA LLC
5,600,000	2.63%, 09/15/2016(4)	5,723,082
	Ford Motor Credit Co. LLC
2,985,000	2.38%, 03/12/2019	3,019,677
	Volkswagen Group of America Finance LLC
580,000	2.45%, 11/20/2019(4)	593,016

		9,335,775

	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
3,205,000	7.75%, 01/15/2019	3,878,646
	Coca-Cola Femsa S.A.B. de C.V.
1,176,000	2.38%, 11/26/2018	1,200,978
1,300,000	3.88%, 11/26/2023	1,397,539
	Heineken N.V.
1,330,000	2.75%, 04/01/2023(4)	1,322,983
50,000	4.00%, 10/01/2042(4)	49,601
	Molson Coors Brewing Co.
60,000	2.00%, 05/01/2017	60,747
765,000	3.50%, 05/01/2022	788,737
495,000	5.00%, 05/01/2042	525,592

		9,224,823

	Biotechnology - 0.1%
	Celgene Corp.
230,000	2.25%, 05/15/2019	232,329
535,000	3.63%, 05/15/2024	556,015
	Gilead Sciences, Inc.
935,000	3.50%, 02/01/2025	985,988
930,000	3.70%, 04/01/2024	993,058
405,000	4.50%, 02/01/2045	447,289

		3,214,679

	Chemicals - 0.1%
	LyondellBasell Industries
1,145,000	4.63%, 02/26/2055	1,140,143
	Monsanto Co.
300,000	4.70%, 07/15/2064	326,454

		1,466,597

	Commercial Banks - 3.8%
	American Express Centurion Bank
6,350,000	6.00%, 09/13/2017	7,046,531
	Bank of America Corp.
3,400,000	4.20%, 08/26/2024	3,517,524
1,655,000	5.00%, 05/13/2021	1,868,131
	Bank of New York Mellon Corp.
2,020,000	2.15%, 02/24/2020	2,036,487
925,000	3.00%, 02/24/2025	938,431
	Barclays Bank plc
1,100,000	2.50%, 02/20/2019	1,122,374
1,300,000	3.75%, 05/15/2024	1,368,771
800,000	6.05%, 12/04/2017(4)	880,582
	BNP Paribas S.A.
2,075,000	2.40%, 12/12/2018	2,115,892
305,000	3.25%, 03/03/2023	311,640

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	BPCE S.A.
365,000	2.50%, 12/10/2018	373,737
1,000,000	2.50%, 07/15/2019	1,018,512
1,075,000	4.00%, 04/15/2024	1,148,177
1,275,000	5.15%, 07/21/2024(4)	1,362,329
	Capital One Financial Corp.
2,875,000	3.75%, 04/24/2024	2,983,954
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,237,395
1,000,000	4.95%, 11/07/2043	1,155,595
690,000	5.30%, 05/06/2044	775,582
2,700,000	6.13%, 05/15/2018	3,038,855
520,000	8.13%, 07/15/2039	818,002
	Compass Bank
505,000	2.75%, 09/29/2019	512,301
	Credit Agricole S.A.
1,950,000	2.50%, 04/15/2019(4)	1,988,598
790,000	4.38%, 03/17/2025(4)	798,810
	Credit Suisse New York
945,000	2.30%, 05/28/2019	954,640
855,000	3.00%, 10/29/2021	871,459
1,575,000	3.63%, 09/09/2024	1,627,868
	Fifth Third Bancorp
300,000	2.88%, 10/01/2021	304,068
	Goldman Sachs Group, Inc.
3,335,000	2.38%, 01/22/2018	3,403,137
2,975,000	5.63%, 01/15/2017	3,190,039
1,700,000	6.15%, 04/01/2018	1,911,210
2,590,000	6.25%, 02/01/2041	3,376,003
	HSBC Holdings plc
3,010,000	6.10%, 01/14/2042	3,989,635
	HSBC USA Capital Trust III
500,000	7.75%, 11/15/2026	502,052
	Huntington National Bank
760,000	2.20%, 04/01/2019	764,352
1,490,000	2.40%, 04/01/2020	1,501,267
	ING Bank N.V.
5,200,000	3.75%, 03/07/2017(4)	5,436,746
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,290,866
850,000	3.38%, 05/01/2023	855,717
2,000,000	4.95%, 03/25/2020	2,250,356
1,080,000	5.40%, 01/06/2042	1,293,197
	Korea Development Bank
2,600,000	2.50%, 03/11/2020	2,645,170
	Macquarie Bank Ltd.
470,000	2.40%, 01/21/2020(4)	473,052
	Merrill Lynch & Co., Inc.
1,000,000	6.40%, 08/28/2017	1,108,327
6,000,000	6.88%, 04/25/2018	6,863,148
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,965,173
1,000,000	3.70%, 10/23/2024	1,042,582
515,000	4.30%, 01/27/2045	533,657
250,000	5.63%, 09/23/2019	284,568
	National City Corp.
4,250,000	6.88%, 05/15/2019	5,014,656
	Sovereign Bancorp, Inc.
4,795,000	8.75%, 05/30/2018	5,660,742
	U.S. Bancorp
780,000	3.70%, 01/30/2024	839,715
	UBS AG Stamford CT
235,000	5.88%, 12/20/2017	260,866
	Wachovia Corp.
1,000,000	5.75%, 06/15/2017	1,099,874
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,714,713

		108,447,065

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Commercial Services - 0.2%
	Catholic Health Initiatives
765,000	2.60%, 08/01/2018	785,901
	ERAC USA Finance Co.
655,000	2.35%, 10/15/2019(4)	658,314
340,000	2.75%, 03/15/2017(4)	349,014
1,800,000	4.50%, 08/16/2021(4)	1,977,628
1,500,000	5.63%, 03/15/2042(4)	1,749,321

		5,520,178

	Country Funds-Closed-end - 0.1%
	CDP Financial, Inc.
2,475,000	4.40%, 11/25/2019(4)	2,754,494

	Diversified Financial Services - 1.1%
	Capital One Bank
1,655,000	2.15%, 11/21/2018	1,667,825
	Discover Financial Services
3,620,000	6.45%, 06/12/2017	3,988,303
	Eaton Vance Corp.
614,000	6.50%, 10/02/2017	685,150
	General Electric Capital Corp.
4,300,000	4.63%, 01/07/2021	4,841,430
5,000,000	5.88%, 01/14/2038	6,464,610
	Postal Square L.P.
11,291,314	8.95%, 06/15/2022	13,826,361
	Synchrony Financial
520,000	2.70%, 02/03/2020	522,260
355,000	3.00%, 08/15/2019	362,706

		32,358,645

	Electric - 1.0%
	Berkshire Hathaway Energy Co.
1,700,000	4.50%, 02/01/2045	1,850,678
	Consolidated Edison Co. of New York, Inc.
2,605,000	5.30%, 12/01/2016	2,792,518
	Dominion Resources, Inc.
2,850,000	3.63%, 12/01/2024	2,974,097
	Electricitie De France
2,375,000	4.88%, 01/22/2044(4)	2,691,535
2,375,000	5.63%, 01/22/2024(4)(6)	2,529,375
	Eversource Energy
285,000	3.15%, 01/15/2025	287,828
	Indianapolis Power and Light
3,750,000	6.60%, 06/01/2037(4)	5,481,844
	NiSource Finance Corp.
340,000	4.80%, 02/15/2044	382,234
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	742,033
435,000	5.13%, 11/15/2043	523,951
	Southern California Edison Co.
4,000,000	5.55%, 01/15/2037	5,146,484
	State Grid Overseas Investment
1,795,000	2.75%, 05/07/2019(4)	1,828,976

		27,231,553

	Food - 0.3%
	ConAgra Foods, Inc.
235,000	1.90%, 01/25/2018	235,293
	Grupo Bimbo S.A.B. de C.V.
630,000	3.88%, 06/27/2024(4)	646,481
	Kraft Foods Group, Inc.
555,000	2.25%, 06/05/2017	565,026
	Kroger Co.
620,000	3.30%, 01/15/2021	643,960

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

1,065,000	4.00%, 02/01/2024	1,147,517
	Mondelez International, Inc.
225,000	4.00%, 02/01/2024	243,673
3,800,000	4.13%, 02/09/2016	3,902,425
	Sysco Corp.
415,000	3.00%, 10/02/2021	428,503
235,000	3.50%, 10/02/2024	243,863

		8,056,741

	Gas - 0.2%
	Atmos Energy Corp.
5,875,000	6.35%, 06/15/2017	6,518,700

	Healthcare-Products - 0.1%
	Medtronic, Inc.
545,000	2.50%, 03/15/2020(4)	557,066
775,000	3.15%, 03/15/2022(4)	804,732
1,230,000	3.50%, 03/15/2025(4)	1,285,831
310,000	3.63%, 03/15/2024	329,141
475,000	4.38%, 03/15/2035(4)	516,535

		3,493,305

	Healthcare-Services - 0.2%
	Cigna Corp.
2,125,000	3.25%, 04/15/2025	2,168,040
	Dignity Health
180,000	2.64%, 11/01/2019	183,434
380,000	3.81%, 11/01/2024	398,913
	Kaiser Foundation Hospitals
326,000	3.50%, 04/01/2022	333,644
640,000	4.88%, 04/01/2042	739,076
	Memorial Sloan-Kettering Cancer Center
385,000	4.20%, 07/01/2055	390,009
	NewYork-Presbyterian Hospital
950,000	4.02%, 08/01/2045	958,401
	Wellpoint, Inc.
421,000	3.30%, 01/15/2023	427,662

		5,599,179

	Holding Companies-Divers - 0.0%
	Hutchison Whampoa International Ltd.
1,000,000	3.63%, 10/31/2024(4)	1,024,459

	Household Products - 0.3%
	Procter & Gamble Co.
7,326,976	9.36%, 01/01/2021	9,052,515

	Insurance - 0.3%
	Ace INA Holdings, Inc.
840,000	3.35%, 05/15/2024	876,266
	American International Group, Inc.
1,570,000	3.88%, 01/15/2035	1,577,855
	Five Corners Funding Trust
200,000	4.42%, 11/15/2023(4)	214,565
	Liberty Mutual Group, Inc.
550,000	4.25%, 06/15/2023(4)	585,823
	Loews Corp.
835,000	2.63%, 05/15/2023	815,294
	MetLife, Inc.
305,000	1.90%, 12/15/2017	307,201
2,205,000	3.60%, 04/10/2024	2,330,350
995,000	4.88%, 11/13/2043	1,148,411
	Prudential Financial, Inc.
1,500,000	3.50%, 05/15/2024	1,535,370
	Teachers Insurance & Annuity Association of America
505,000	4.90%, 09/15/2044(4)	570,105

		9,961,240

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Internet - 0.1%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019(4)	200,069
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,228,624
465,000	4.80%, 12/05/2034	509,953
570,000	4.95%, 12/05/2044	621,854

		2,560,500

	IT Services - 0.2%
	Apple, Inc.
1,500,000	2.85%, 05/06/2021	1,562,892
1,360,000	3.45%, 05/06/2024	1,443,435
175,000	4.45%, 05/06/2044	195,299
	EMC Corp.
1,851,000	1.88%, 06/01/2018	1,872,638

		5,074,264

	Machinery-Construction & Mining - 0.1%
	Caterpillar Financial Services Corp.
2,000,000	3.30%, 06/09/2024	2,085,440
	Caterpillar, Inc.
835,000	3.40%, 05/15/2024	875,458
450,000	4.30%, 05/15/2044	487,101

		3,447,999

	Media - 0.8%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	412,485
	Comcast Corp.
4,500,000	5.90%, 03/15/2016	4,720,613
	Cox Communications, Inc.
2,320,000	4.80%, 02/01/2035(4)	2,440,083
	DirecTV Holdings LLC
355,000	3.95%, 01/15/2025	365,748
2,185,000	4.45%, 04/01/2024	2,333,560
	Discovery Communications, Inc.
280,000	3.25%, 04/01/2023	278,844
	Grupo Televisa S.A.B. de C.V.
420,000	5.00%, 05/13/2045	437,158
	News America, Inc.
1,275,000	4.50%, 02/15/2021	1,412,265
	Sky plc
1,265,000	2.63%, 09/16/2019(4)	1,284,638
2,386,000	3.75%, 09/16/2024(4)	2,466,754
	Time Warner Cable, Inc.
4,120,000	5.85%, 05/01/2017	4,481,225
395,000	6.55%, 05/01/2037	496,060
250,000	7.30%, 07/01/2038	337,004
310,000	8.25%, 04/01/2019	379,173
40,000	8.75%, 02/14/2019	49,378
	Time Warner Entertainment Co., L.P.
130,000	8.38%, 03/15/2023	174,686
	Viacom, Inc.
835,000	3.88%, 12/15/2021	873,717

		22,943,391

	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,720,000	3.85%, 09/30/2023	1,837,528
	Rio Tinto Finance USA Ltd.
1,905,000	3.75%, 09/20/2021	2,009,251

		3,846,779

	Miscellaneous Manufacturing - 0.0%
	Parker-Hannifin Corp.
450,000	4.45%, 11/21/2044	503,087

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Oil&Gas - 0.9%
	BG Energy Capital plc
2,450,000	4.00%, 10/15/2021(4)	2,553,434
	BP Capital Markets plc
655,000	2.32%, 02/13/2020	660,497
1,640,000	3.51%, 03/17/2025	1,672,728
140,000	3.99%, 09/26/2023	148,253
2,850,000	4.75%, 03/10/2019	3,154,369
	ConocoPhillips Co.
200,000	2.88%, 11/15/2021	205,087
395,000	4.30%, 11/15/2044	419,248
	Devon Energy Corp.
370,000	3.25%, 05/15/2022	373,767
	EnCana Corp.
305,000	5.90%, 12/01/2017	343,541
2,785,000	6.50%, 05/15/2019	3,199,472
	Petroleos Mexicanos
3,000,000	3.50%, 07/23/2020(4)	3,067,500
	Phillips 66
690,000	4.88%, 11/15/2044	738,939
	Pioneer Natural Resources Co.
3,540,000	7.50%, 01/15/2020	4,203,853
	Shell International Finance B.V.
500,000	4.38%, 03/25/2020	559,379
	Statoil ASA
340,000	2.25%, 11/08/2019	345,794
160,000	2.45%, 01/17/2023	157,437
145,000	2.65%, 01/15/2024	142,425
495,000	2.75%, 11/10/2021	506,389
1,850,000	2.90%, 11/08/2020	1,938,053
210,000	3.25%, 11/10/2024	216,305
45,000	3.70%, 03/01/2024	48,064
	Suncor Energy, Inc.
615,000	3.60%, 12/01/2024	627,348
	Total Capital International S.A.
1,375,000	2.70%, 01/25/2023	1,370,247

		26,652,129

	Oil&Gas Services - 0.1%
	Schlumberger Investment S.A.
1,625,000	3.65%, 12/01/2023	1,730,545

	Pharmaceuticals - 0.9%
	Actavis Funding SCS
1,035,000	3.00%, 03/12/2020	1,058,893
1,400,000	3.45%, 03/15/2022	1,433,988
655,000	3.80%, 03/15/2025	675,980
1,200,000	4.85%, 06/15/2044	1,274,586
	Bayer US Finance LLC
260,000	2.38%, 10/08/2019(4)	264,442
1,215,000	3.00%, 10/08/2021(4)	1,257,052
395,000	3.38%, 10/08/2024(4)	411,184
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	1,001,845
880,000	3.50%, 11/15/2024	909,550
1,035,000	4.50%, 11/15/2044	1,094,337
	Eli Lilly & Co.
450,000	2.75%, 06/01/2025	451,987
1,015,000	4.65%, 06/15/2044	1,178,920
	EMD Finance LLC
2,015,000	2.95%, 03/19/2022(4)	2,038,630
3,000,000	3.25%, 03/19/2025(4)	3,037,695
	Express Scripts Holding Co.
1,525,000	2.25%, 06/15/2019	1,531,867
2,195,000	3.50%, 06/15/2024	2,259,803
	Forest Laboratories, Inc.
305,000	4.88%, 02/15/2021(4)	336,249
	McKesson Corp.

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

100,000	2.85%, 03/15/2023	100,004
990,000	3.80%, 03/15/2024	1,044,540
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,958,412
1,640,000	2.80%, 05/18/2023	1,678,438
630,000	4.15%, 05/18/2043	678,308

		25,676,710

	Pipelines - 0.5%
	Energy Transfer Partners L.P.
2,600,000	5.15%, 03/15/2045	2,616,292
	Enterprise Products Operating LLC
1,900,000	5.10%, 02/15/2045	2,128,640
	Kinder Morgan Energy Partners L.P.
2,850,000	6.95%, 01/15/2038	3,377,122
	Phillips 66 Partners L.P.
2,425,000	3.61%, 02/15/2025	2,429,081
	Western Gas Partners L.P.
2,470,000	4.00%, 07/01/2022	2,510,777

		13,061,912

	Real Estate - 0.1%
	Scentre Group
1,735,000	2.38%, 11/05/2019(4)	1,753,006
	WEA Finance LLC / Westfield UK & Europe Finance plc
480,000	1.75%, 09/15/2017(4)	482,477
730,000	2.70%, 09/17/2019(4)	738,971

		2,974,454

	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
975,000	3.45%, 09/15/2021	995,247
	Avalonbay Communities, Inc.
760,000	3.63%, 10/01/2020	804,926
	Brandywine Operating Partnership L.P.
2,010,000	6.00%, 04/01/2016	2,102,542
	HCP, Inc.
2,030,000	6.00%, 01/30/2017	2,192,329

		6,095,044

	Retail - 0.3%
	AutoZone, Inc.
900,000	3.13%, 07/15/2023	899,047
1,908,000	3.70%, 04/15/2022	1,989,470
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,276,389
	Home Depot, Inc.
325,000	4.40%, 03/15/2045	362,874
	Lowe’s Cos., Inc.
2,650,000	4.63%, 04/15/2020	2,947,735

		8,475,515

	Savings&Loans - 0.1%
	Nationwide Building Society
1,610,000	2.35%, 01/21/2020(4)	1,620,285

	Telecommunications - 0.8%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	645,858
530,000	4.38%, 07/16/2042	529,926
	AT&T, Inc.
2,510,000	6.80%, 05/15/2036	3,154,581
	Orange S.A.
3,200,000	4.13%, 09/14/2021	3,519,094
	Verizon Communications, Inc.
425,000	3.45%, 03/15/2021	444,485
2,415,000	3.50%, 11/01/2021	2,524,368
4,795,000	4.50%, 09/15/2020	5,294,989
4,311,000	4.52%, 09/15/2048(4)	4,291,454
715,000	4.75%, 11/01/2041	741,581
263,000	6.40%, 09/15/2033	328,261

		21,474,597

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Transportation - 0.1%
	FedEx Corp.
270,000	2.63%, 08/01/2022	271,174
405,000	2.70%, 04/15/2023	399,830
845,000	4.90%, 01/15/2034	951,470
1,435,000	5.10%, 01/15/2044	1,668,440

		3,290,914

	Total Corporate Bonds (cost $379,201,881)	410,100,642

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico Government International Bond
1,674,000	3.50%, 01/21/2021	1,742,634
2,375,000	3.60%, 01/30/2025	2,437,344

	Total Foreign Government Obligations (cost $4,022,208)	4,179,978

Municipal Bonds - 1.2%
	General Obligation - 0.6%
	California State GO, Taxable
1,235,000	7.55%, 04/01/2039	1,935,344
	Chicago, IL, Metropolitan Water Reclamation GO
685,000	5.72%, 12/01/2038	869,320
	Dallas, TX, Area Rapid Transit Sales Tax Rev
2,200,000	6.00%, 12/01/2044	3,048,760
	Illinois State, GO
775,000	5.10%, 06/01/2033	783,912
	Los Angeles, CA, USD GO
4,300,000	5.75%, 07/01/2034	5,463,623
	Municipal Elec Auth Georgia
775,000	6.64%, 04/01/2057	1,034,532
	University of California, Regents MedCenter Pooled Rev
1,935,000	6.58%, 05/15/2049	2,641,585

		15,777,076

	Higher Education - 0.1%
	University of California, Build America Bonds Rev
1,960,000	5.77%, 05/15/2043	2,519,756

	Power - 0.0%
	Utility Debt Securitization Auth, New York
485,000	3.44%, 12/15/2025	517,384

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev
3,100,000	6.26%, 04/01/2049	4,442,517
	Illinois State Toll Highway Auth, Taxable Rev
1,875,000	6.18%, 01/01/2034	2,486,100
	Maryland State Transportation Auth
1,050,000	5.89%, 07/01/2043	1,409,824
	New York and New Jersey PA, Taxable Rev
975,000	5.86%, 12/01/2024	1,219,608
570,000	6.04%, 12/01/2029	725,941
	North Texas Tollway Auth Rev
3,000,000	6.72%, 01/01/2049	4,474,590

		14,758,580

	Total Municipal Bonds (cost $25,452,520)	33,572,796

U.S. Government Agencies - 1.9%
	FHLMC - 0.4%
82,101	2.29%, 04/01/2029(5)	85,290
46,900	4.00%, 03/01/2041	50,272
1,328,079	4.50%, 08/01/2033	1,451,234

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

504,305	4.50%, 09/01/2033	551,069
29,335	4.50%, 12/01/2034	32,082
69,439	4.50%, 05/01/2035	76,026
15,078	4.50%, 09/01/2035	16,495
59,856	4.50%, 09/01/2035	65,548
86,596	4.50%, 12/01/2035	94,611
1,223,712	4.50%, 10/01/2039	1,335,056
350,066	4.50%, 10/01/2039	381,877
196,765	4.50%, 01/01/2040	214,703
10,026	4.50%, 04/01/2040	10,911
50,040	4.50%, 09/01/2040	55,402
388,732	4.50%, 02/01/2041	424,747
756,522	4.50%, 10/01/2041	827,445
115,747	4.50%, 11/01/2043	126,229
4,663,887	4.50%, 01/01/2044	5,103,733

		10,902,730

	FNMA - 1.2%
10,000,000	3.00%, 04/01/2045(7)(8)	10,223,438
166,001	4.50%, 11/01/2023	180,917
244,387	4.50%, 03/01/2038	267,270
177,184	4.50%, 11/01/2039	193,666
262,238	4.50%, 04/01/2040	287,080
92,497	4.50%, 04/01/2040	102,150
251,539	4.50%, 05/01/2040	275,226
357,763	4.50%, 08/01/2040	391,587
265,321	4.50%, 08/01/2040	290,579
15,068	4.50%, 09/01/2040	16,592
164,767	4.50%, 11/01/2040	180,459
93,831	4.50%, 02/01/2041	102,850
89,962	4.50%, 03/01/2041	98,577
179,611	4.50%, 03/01/2041	196,901
357,856	4.50%, 04/01/2041	392,080
560,556	4.50%, 04/01/2041	613,944
13,771	4.50%, 04/01/2041	15,057
700,262	4.50%, 04/01/2041	767,251
618,344	4.50%, 04/01/2041	677,560
17,044	4.50%, 05/01/2041	18,677
255,943	4.50%, 05/01/2041	280,521
296,777	4.50%, 05/01/2041	325,315
796,624	4.50%, 06/01/2041	872,996
2,321,618	4.50%, 06/01/2041	2,544,981
1,123,945	4.50%, 07/01/2041	1,231,819
34,747	4.50%, 08/01/2041	38,087
711,696	4.50%, 08/01/2041	780,003
409,543	4.50%, 09/01/2041	448,977
359,947	4.50%, 09/01/2042	394,353
306,524	4.50%, 09/01/2043	334,920
31,648	4.50%, 11/01/2043	34,574
314,539	4.50%, 01/01/2044	344,675
31,498	4.50%, 04/01/2044	34,456
558,216	4.50%, 06/01/2044	612,087
1,990,652	4.50%, 07/01/2044	2,175,967
282,660	4.50%, 07/01/2044	308,979
284,903	4.50%, 10/01/2044	311,432
8,575,000	4.50%, 04/01/2045(7)	9,354,791
6,756	5.00%, 02/01/2019	7,101
66,921	5.00%, 04/01/2019	70,416
1,142	7.00%, 02/01/2029	1,173

		35,799,484

	GNMA - 0.3%
210,470	5.00%, 07/15/2037	235,911
25,572	6.00%, 06/15/2024	29,112
4,054	6.00%, 06/15/2024	4,618
7,222	6.00%, 07/15/2026	8,226
13,959	6.00%, 01/15/2028	15,887

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

3,369	6.00%, 03/15/2028	3,924
14,138	6.00%, 04/15/2028	16,101
517	6.00%, 04/15/2028	589
45,587	6.00%, 04/15/2028	51,929
10,707	6.00%, 04/15/2028	12,204
8,163	6.00%, 04/15/2028	9,513
23,919	6.00%, 04/15/2028	27,252
2,390	6.00%, 04/15/2028	2,721
31,026	6.00%, 05/15/2028	35,337
97,167	6.00%, 05/15/2028	110,731
13,090	6.00%, 05/15/2028	14,912
6,051	6.00%, 05/15/2028	6,887
892	6.00%, 06/15/2028	1,016
3,896	6.00%, 06/15/2028	4,436
26,877	6.00%, 06/15/2028	30,618
57,425	6.00%, 07/15/2028	65,433
71,799	6.00%, 07/15/2028	81,724
8,272	6.00%, 08/15/2028	9,420
20,943	6.00%, 08/15/2028	23,966
34,808	6.00%, 09/15/2028	39,831
58,503	6.00%, 09/15/2028	66,656
29,518	6.00%, 09/15/2028	33,600
4,135	6.00%, 09/15/2028	4,707
43,508	6.00%, 10/15/2028	50,053
8,007	6.00%, 10/15/2028	9,113
27,198	6.00%, 10/15/2028	31,434
36,555	6.00%, 10/15/2028	41,631
30,658	6.00%, 10/15/2028	34,892
14,217	6.00%, 10/15/2028	16,189
74,356	6.00%, 10/15/2028	84,634
5,015	6.00%, 10/15/2028	5,713
913	6.00%, 11/15/2028	1,040
44,227	6.00%, 11/15/2028	50,340
41,189	6.00%, 11/15/2028	46,878
8,842	6.00%, 11/15/2028	10,075
108,617	6.00%, 11/15/2028	123,679
22,254	6.00%, 11/15/2028	25,349
159,126	6.00%, 11/15/2028	181,223
19,508	6.00%, 11/15/2028	22,606
65,278	6.00%, 11/15/2028	74,369
1,385	6.00%, 12/15/2028	1,586
7,546	6.00%, 12/15/2028	8,598
26,671	6.00%, 12/15/2028	30,388
9,085	6.00%, 12/15/2028	10,343
18,399	6.00%, 12/15/2028	20,963
14,795	6.00%, 12/15/2028	17,028
10,927	6.00%, 12/15/2028	12,445
36,859	6.00%, 12/15/2028	41,948
52,113	6.00%, 12/15/2028	59,335
2,140	6.00%, 12/15/2031	2,464
2,700	6.00%, 12/15/2031	3,145
2,461	6.00%, 12/15/2031	2,863
43,883	6.00%, 09/15/2032	51,836
13,912	6.00%, 11/15/2032	16,215
21,578	6.00%, 01/15/2033	24,588
6,227	6.00%, 04/15/2033	7,099
175,319	6.00%, 06/15/2033	206,933
64,139	6.00%, 10/15/2033	74,722
8,642	6.00%, 11/15/2033	10,063
170,629	6.00%, 10/15/2034	198,870
65,377	6.00%, 01/15/2035	74,528
8,472	6.00%, 05/15/2035	9,649
27,006	6.00%, 06/15/2035	30,749
1,280	6.50%, 03/15/2026	1,466
839	6.50%, 04/15/2026	961
3,240	6.50%, 01/15/2028	3,709
3,374	6.50%, 01/15/2028	3,863

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

504	6.50%, 02/15/2028	577
2,553	6.50%, 03/15/2028	2,922
3,805	6.50%, 03/15/2028	4,356
11,597	6.50%, 03/15/2028	13,276
37,368	6.50%, 03/15/2028	42,779
712	6.50%, 03/15/2028	815
32,908	6.50%, 03/15/2028	37,673
9,370	6.50%, 03/15/2028	10,727
9,704	6.50%, 04/15/2028	11,110
35,043	6.50%, 04/15/2028	40,117
5,622	6.50%, 04/15/2028	6,437
19,906	6.50%, 04/15/2028	22,789
14,047	6.50%, 04/15/2028	16,081
30,335	6.50%, 04/15/2028	34,727
4,654	6.50%, 04/15/2028	5,328
19,039	6.50%, 04/15/2028	21,795
2,327	6.50%, 04/15/2028	2,664
6,034	6.50%, 04/15/2028	6,908
10,551	6.50%, 04/15/2028	12,079
6,036	6.50%, 04/15/2028	6,910
9,381	6.50%, 04/15/2028	10,739
12,130	6.50%, 04/15/2028	13,886
47,682	6.50%, 05/15/2028	54,586
15,815	6.50%, 05/15/2028	18,105
880	6.50%, 05/15/2028	1,008
22,076	6.50%, 06/15/2028	25,272
13,441	6.50%, 06/15/2028	15,388
4,279	6.50%, 06/15/2028	4,899
13,363	6.50%, 06/15/2028	15,298
49,129	6.50%, 06/15/2028	56,243
10,918	6.50%, 06/15/2028	12,499
393	6.50%, 06/15/2028	450
168,350	6.50%, 06/15/2028	193,036
9,197	6.50%, 06/15/2028	10,529
15,460	6.50%, 10/15/2028	17,698
5,835	6.50%, 02/15/2035	6,951
40,704	7.00%, 11/15/2031	47,921
19,420	7.00%, 03/15/2032	22,745
2,004,896	7.00%, 11/15/2032	2,435,943
296,688	7.00%, 01/15/2033	360,773
320,229	7.00%, 05/15/2033	386,586
64,030	7.00%, 07/15/2033	76,908
389,629	7.00%, 11/15/2033	474,123
26,959	7.50%, 09/16/2035	30,561
8,335	7.50%, 09/16/2035	9,559
118,472	7.50%, 09/16/2035	137,770
278	8.00%, 09/15/2026	316
173	8.00%, 11/15/2026	197
17,811	8.00%, 12/15/2026	22,001
190	8.00%, 09/15/2027	204
11,884	8.00%, 07/15/2029	14,774
5,728	8.00%, 10/15/2029	5,821
4,678	8.00%, 11/15/2029	4,697
532	8.00%, 12/15/2029	548
19,409	8.00%, 12/15/2029	20,888
4,581	8.00%, 12/15/2029	5,343
2,788	8.00%, 12/15/2029	2,824
869	8.00%, 12/15/2029	934
450	8.00%, 01/15/2030	470
3,801	8.00%, 01/15/2030	3,946
1,410	8.00%, 01/15/2030	1,654
2,010	8.00%, 02/15/2030	2,056
5,371	8.00%, 02/15/2030	5,642
453	8.00%, 03/15/2030	471
6,497	8.00%, 03/15/2030	6,727
180	8.00%, 03/15/2030	185
1,035	8.00%, 03/15/2030	1,061

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

35,235	8.00%, 04/15/2030	35,976
13,920	8.00%, 04/15/2030	14,357
1,227	8.00%, 04/15/2030	1,255
140	8.00%, 04/15/2030	140
13,763	8.00%, 04/15/2030	13,969
1,614	8.00%, 05/15/2030	1,698
5,915	8.00%, 05/15/2030	6,100
7,270	8.00%, 05/15/2030	8,519
13,790	8.00%, 06/15/2030	13,966
235	8.00%, 06/15/2030	241
158	8.00%, 06/15/2030	168
230	8.00%, 06/15/2030	241
414	8.00%, 06/15/2030	425
8,065	8.00%, 06/15/2030	8,804
16,759	8.00%, 06/15/2030	19,674
8,485	8.00%, 06/15/2030	8,762
4,644	8.00%, 06/15/2030	4,727
951	8.00%, 07/15/2030	973
653	8.00%, 07/15/2030	795
2,100	8.00%, 07/15/2030	2,467
416	8.00%, 07/15/2030	430
20,753	8.00%, 08/15/2030	21,458
14,830	8.00%, 08/15/2030	16,281
7,266	8.00%, 08/15/2030	7,439
1,998	8.00%, 08/15/2030	2,348
5,456	8.00%, 08/15/2030	5,614
157	8.00%, 08/15/2030	159
35,686	8.00%, 08/15/2030	36,425
3,573	8.00%, 08/15/2030	3,588
1,047	8.00%, 08/15/2030	1,061
65,995	8.00%, 09/15/2030	71,077
30,844	8.00%, 09/15/2030	33,657
11,801	8.00%, 11/15/2030	12,237
8,803	8.00%, 12/15/2030	9,092
13,519	8.00%, 12/15/2030	14,002
5,358	8.00%, 12/15/2030	5,568
194,135	8.00%, 12/15/2030	230,002
290	8.00%, 02/15/2031	303
5,688	9.00%, 07/20/2016	5,712
11,689	9.00%, 06/15/2022	11,927

		8,154,778

	Total U.S. Government Agencies (cost $53,003,371)	54,856,992

U.S. Government Securities - 16.5%
	Other Direct Federal Obligations - 0.8%
	Tennessee Valley Authority Power - 0.8%
22,300,000	4.38%, 06/15/2015	22,487,342

	U.S. Treasury Securities - 15.7%
	U.S. Treasury Bonds - 2.6%
17,645,800	2.88%, 05/15/2043	18,801,053
361,500	3.13%, 02/15/2043	403,694
10,570,000	3.13%, 08/15/2044	11,842,533
8,850,000	3.38%, 05/15/2044	10,367,633
22,000,000	4.38%, 02/15/2038(9)	29,466,250
1,750,000	6.00%, 02/15/2026	2,437,832

		73,318,995

	U.S. Treasury Notes - 13.1%
80,000,000	0.50%, 08/31/2016	80,100,000
22,475,000	0.63%, 12/31/2016	22,529,435
8,300,000	0.63%, 05/31/2017	8,300,647
25,000,000	0.63%, 08/31/2017	24,955,075
5,343,000	0.88%, 01/31/2017	5,378,061
11,800,000	1.00%, 09/15/2017	11,881,125
7,000,000	1.00%, 05/31/2018	7,008,204
8,300,000	1.25%, 11/30/2018	8,339,558

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

36,835,000	1.38%, 09/30/2018		37,226,372
37,000,000	1.63%, 07/31/2019		37,555,000
36,035,000	1.75%, 09/30/2019		36,721,899
12,600,000	2.25%, 11/15/2024		12,953,392
13,095,000	2.38%, 08/15/2024		13,612,658
23,000,000	2.75%, 02/15/2019		24,371,007
9,450,000	2.75%, 11/15/2023		10,133,651
7,150,000	2.75%, 02/15/2024		7,662,791
24,575,000	3.88%, 05/15/2018		26,798,276

			375,527,151

			448,846,146

	Total U.S. Government Securities (cost $450,058,612)		471,333,488

Preferred Stocks - 0.3%
	Retailing - 0.3%
163,241	Tory Burch LLC (1)(2)(3)		9,653,883

	Total Preferred Stocks (cost $12,794,224)		9,653,883

	Total Long-Term Investments (cost $2,219,316,684)		2,839,726,139
Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
20,553,376	Federated Prime Obligations Fund		20,553,376

	Total Short-Term Investments (cost $20,553,376)		20,553,376

	Total Investments (cost $2,239,870,060)^	100.0%	$2,860,279,515
	Other Assets & Liabilities	0.0%	(1,308,947)

	Total Net Assets	100.0%	$2,858,970,568

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$641,963,745
Unrealized Depreciation	(21,554,290)

Net Unrealized Appreciation	$620,409,455

(1)	Non-income producing.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	11,702,200	Allstar Co.	$ 5,090,681
11/2013	163,241	Tory Burch LLC Preferred	12,794,224

			$ 17,884,905

At March 31, 2015, the aggregate value of these securities were $21,239,061, which represents 0.7% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of these securities were $21,239,061, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $88,920,760, which represents 3.1% of total net assets.

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

(5)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2015.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Represents or includes a TBA transaction.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $10,062,500 at March 31, 2015.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

	Futures Contracts Outstanding at March 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value *	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	226	06/19/2015	$28,942,521	$ 29,132,813	$190,292
U.S. Treasury CME Ultra Long Term Bond
Future	6	06/19/2015	988,697	1,019,250	30,553

Total					$220,845

Short position contracts:
U.S. Treasury 5-Year Note Future	758	06/30/2015	$90,274,231	$ 91,119,891	$(845,660)

Total futures contracts					$(624,815)

TBA Sale Commitments Outstanding at March 31, 2015
Description	Principal Amount	Maturity Date	Market Value *	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$5,000,000	04/01/2045	$5,438,672	$(9,344)
FNMA, 4.50%	9,375,000	04/01/2045	10,201,908	(13,553)
Total			$15,640,580	$(22,897)
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Balanced HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$1,816,840,430	$1,749,726,443	$55,528,809	$11,585,178
Asset & Commercial Mortgage Backed Securities	39,187,930	—	39,187,930	—
Corporate Bonds	410,100,642	—	410,100,642	—
Foreign Government Obligations	4,179,978	—	4,179,978	—
Municipal Bonds	33,572,796	—	33,572,796	—
U.S. Government Agencies	54,856,992	—	54,856,992	—
U.S. Government Securities	471,333,488	—	471,333,488	—
Preferred Stocks	9,653,883	—	—	9,653,883
Short-Term Investments	20,553,376	20,553,376	—	—

Total	$2,860,279,515	$1,770,279,819	$1,068,760,635	$21,239,061

Futures Contracts(3)	$220,845	$220,845	$—	$—

Total	$220,845	$220,845	$—	$—

Liabilities
Futures Contracts(3)	$(845,660)	$(845,660)	$—	$—
TBA Sale Commitments	(15,640,580)	—	(15,640,580)	—

Total	$(16,486,240)	$(845,660)	$(15,640,580)	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

	Asset & Commercial Mortgage Backed Securities	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Beginning balance	$7,898	$12,091,883	$9,653,883	$20,629,007	$42,382,671
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	—	(506,705)	—	—	(506,705)
Transfers into Level 3(1)	—	—	—	—	—
Transfers out of Level 3(1)	(7,898)	—	—	(20,629,007)	(20,636,905)
Ending balance	$—	$11,585,178	$9,653,883	$—	$21,239,061

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $(506,705).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 97.4%*
	Automobiles & Components - 1.7%
101,676	Delphi Automotive plc	$8,107,644
3,658,000	Dongfeng Motor Group Co., Ltd. Class H	5,850,743
398,903	Fiat Chrysler Automobiles N.V. (1)	6,475,819
2,162,010	Goodyear Tire & Rubber Co.	58,547,231
302,089	Harley-Davidson, Inc.	18,348,886
228,400	Honda Motor Co., Ltd.	7,455,644
28,093	Tesla Motors, Inc. (1)	5,303,116
111,100	Thor Industries, Inc.	7,022,631
34,248	Winnebago Industries, Inc.	728,112

		117,839,826

	Banks - 4.6%
21,787,154	Bank of Ireland (1)	8,312,851
956,820	Citigroup, Inc.	49,295,366
1,122,361	ICICI Bank Ltd. ADR	11,627,660
1,744,930	JP Morgan Chase & Co.	105,707,860
120,994	M&T Bank Corp.	15,366,238
1,981,800	Mitsubishi UFJ Financial Group, Inc.	12,274,103
19,357,200	Mizuho Financial Group, Inc.	34,019,821
682,915	PNC Financial Services Group, Inc.	63,674,995
68,400	South State Corp.	4,677,876
497,157	Wells Fargo & Co.	27,045,341

		332,002,111

	Capital Goods - 5.7%
54,719	3M Co.	9,025,899
38,616	Acuity Brands, Inc.	6,493,667
1,062,304	AECOM Technology Corp. (1)	32,740,209
134,798	Assa Abloy Ab Class B	8,029,292
5,849,959	Capstone Turbine Corp. (1)	3,802,473
60,463	Danaher Corp.	5,133,309
113,448	DigitalGlobe, Inc. (1)	3,865,173
459,854	Eaton Corp. plc	31,242,481
152,500	Fastenal Co.	6,318,838
117,158	Fortune Brands Home & Security, Inc.	5,562,662
233,631	Generac Holdings, Inc. (1)	11,375,493
664,600	General Electric Co.	16,488,726
135,635	HD Supply Holdings, Inc. (1)	4,225,709
89,905	KLX, Inc. (1)	3,464,939
98,419	Lockheed Martin Corp.	19,975,120
112,295	Northrop Grumman Corp.	18,075,003
161,608	Owens Corning, Inc.	7,013,787
554,430	Raytheon Co.	60,571,478
252,829	Rexel S.A.	4,767,288
498,015	Safran S.A.	34,797,086
114,479	Schneider Electric S.A.	8,908,617
33,256	Sulzer AG	3,650,435
51,221	Teledyne Technologies, Inc. (1)	5,466,817
125,607	Textron, Inc.	5,568,158
140,560	TransDigm Group, Inc.	30,743,283
412,052	United Technologies Corp.	48,292,494
184,710	WESCO International, Inc. (1)	12,909,382

		408,507,818

	Commercial & Professional Services - 1.1%
152,435	Adecco S.A. (1)	12,670,921
175,539	Clean Harbors, Inc. (1)	9,967,104
175,514	Equifax, Inc.	16,322,802
375,100	Herman Miller, Inc.	10,412,776
42,475	IHS, Inc. Class A(1)	4,831,956
498,984	Knoll, Inc.	11,691,195
92,800	Manpowergroup, Inc.	7,994,720
76,149	Robert Half International, Inc.	4,608,538

		78,500,012

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Consumer Durables & Apparel - 2.9%
223,500	Asics Corp.	6,081,958
529,111	D.R. Horton, Inc.	15,069,081
533,876	Electrolux AB Series B	15,251,989
372,813	GoPro, Inc. Class A(1)	16,183,812
140,518	Harman International Industries, Inc.	18,777,420
119,244	iRobot Corp. (1)	3,890,932
377,380	Kate Spade & Co. (1)	12,600,718
158,046	Luxottica Group S.p.A.	10,009,951
65,833	Michael Kors Holdings Ltd. (1)	4,328,520
1,950,230	Pulte Group, Inc.	43,353,613
85,680	PVH Corp.	9,130,061
1,552,400	Sony Corp. (1)	41,516,768
272,634	Vera Bradley, Inc. (1)	4,424,850
30,029	Whirlpool Corp.	6,067,660

		206,687,333

	Consumer Services - 2.9%
482,084	American Public Education, Inc. (1)	14,452,878
11,241	Chipotle Mexican Grill, Inc. (1)	7,312,720
358,477	Grand Canyon Education, Inc. (1)	15,522,054
565,812	Hilton Worldwide Holdings, Inc. (1)	16,759,351
375,200	Las Vegas Sands Corp.	20,651,008
314,907	McDonald’s Corp.	30,684,538
150,100	Melco Crown Entertainment Ltd. ADR	3,221,146
675,400	Norwegian Cruise Line Holdings Ltd. (1)	36,478,354
40,095	Panera Bread Co. Class A(1)	6,415,000
724,000	Sands China Ltd.	2,993,908
74,604	Starbucks Corp.	7,064,999
482,261	Wyndham Worldwide Corp.	43,630,153

		205,186,109

	Diversified Financials - 3.9%
88,370	Ameriprise Financial, Inc.	11,562,331
218,637	Banca Generali S.p.A.	6,855,483
140,076	BlackRock, Inc.	51,245,404
1,072,600	Blackstone Group L.P.	41,713,414
115,800	GF Securities Co., Ltd.	281,559
353,900	Hong Kong Exchanges and Clearing Ltd.	8,674,879
24,900	Intercontinental Exchange, Inc.	5,808,423
603,968	Julius Baer Group Ltd. (1)	30,188,626
169,383	Legg Mason, Inc.	9,349,942
279,600	McGraw Hill Financial, Inc.	28,910,640
215,260	MSCI, Inc. Class A	13,197,590
129,375	Northern Trust Corp.	9,010,969
197,346	Platform Specialty Products Corp. (1)	5,063,898
242,850	PRA Group, Inc. (1)	13,191,612
168,100	Raymond James Financial, Inc.	9,544,718
20,105	Santander Consumer USA Holdings, Inc.	465,230
74,700	Solar Cayman Ltd. (1)(2)(3)(4)	5,229
319,560	Springleaf Holdings, Inc. (1)	16,543,621
293,399	Waddell & Reed Financial, Inc. Class A	14,534,986
284,900	Zegona Communications plc (1)	566,312

		276,714,866

	Energy - 5.8%
120,516	Anadarko Petroleum Corp.	9,979,930
274,618	Atwood Oceanics, Inc.	7,719,512
98,527	Baker Hughes, Inc.	6,264,347
2,071,389	BG Group plc	25,423,685
225,900	Cameco Corp.	3,148,028
324,924	Canadian Natural Resources Ltd. ADR	9,978,416
112,400	Chevron Corp.	11,799,752
1,741,551	Cobalt International Energy, Inc. (1)	16,387,995
51,300	Diamondback Energy, Inc. (1)	3,941,892
121,483	Energen Corp.	8,017,878
141,137	Exxon Mobil Corp.	11,996,645
1,885,491	Halliburton Co.	82,735,345

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

48,300	Helmerich & Payne, Inc.	3,287,781
162,700	HollyFrontier Corp.	6,551,929
632,323	Imperial Oil Ltd.	25,217,041
3,096,754	Karoon Gas Australia Ltd. (1)	5,058,756
1,048,595	Laredo Petroleum, Inc. (1)	13,673,679
1,762,423	McDermott International, Inc. (1)	6,767,704
130,165	National Oilwell Varco, Inc.	6,506,948
106,149	Occidental Petroleum Corp.	7,748,877
364,792	Patterson-UTI Energy, Inc.	6,848,970
356,864	Pioneer Natural Resources Co.	58,350,833
185,899	QEP Resources, Inc.	3,875,994
251,473	Rice Energy, Inc. (1)	5,472,052
239,933	Royal Dutch Shell plc Class B	7,473,984
1,014,903	Southwestern Energy Co. (1)	23,535,601
365,119	Suncor Energy, Inc.	10,679,731
2,087,755	Trican Well Service Ltd.	5,686,909
1,444,810	Tsakos Energy Navigation Ltd.	11,818,546
231,609	Whiting Petroleum Corp. (1)	7,156,718

		413,105,478

	Food & Staples Retailing - 0.6%
249,343	CVS Health Corp.	25,734,691
217,245	Seven & I Holdings Co., Ltd.	9,129,343
133,591	Whole Foods Market, Inc.	6,957,419

		41,821,453

	Food, Beverage & Tobacco - 3.4%
165,229	Anheuser-Busch InBev N.V.	20,185,263
191,684	Anheuser-Busch InBev N.V. ADR	23,368,196
134,259	British American Tobacco plc	6,952,470
1,089,927	Coca-Cola Co.	44,196,540
217,539	Diageo plc	6,011,544
60,852	Diageo plc ADR	6,728,406
802,900	Freshpet, Inc. (1)	15,600,347
178,982	Imperial Tobacco Group plc	7,851,269
266,061	Kraft Foods Group, Inc.	23,177,904
1,154,597	Mondelez International, Inc. Class A	41,669,406
293,975	Monster Beverage Corp. (1)	40,684,670
161,137	Post Holdings, Inc. (1)	7,547,657
642,444	Treasury Wine Estates Ltd.	2,496,158

		246,469,830

	Health Care Equipment & Services - 4.4%
122,961	Acadia Healthcare Co., Inc. (1)	8,804,008
144,521	Aetna, Inc.	15,395,822
62,400	Anthem, Inc.	9,635,184
334,564	Becton Dickinson and Co.	48,040,045
256,162	Cardinal Health, Inc.	23,123,744
10,082,792	CareView Communications, Inc. (1)(4)	4,839,740
89,798	Cerner Corp. (1)	6,578,601
154,257	Dexcom, Inc. (1)	9,616,381
133,770	Envision Healthcare Holdings, Inc. (1)	5,130,080
418,100	Express Scripts Holding Co. (1)	36,278,537
421,750	HCA Holdings, Inc. (1)	31,728,252
59,463	Heartware International, Inc. (1)	5,219,068
510,704	IMS Health Holdings, Inc. (1)	13,824,757
113,200	McKesson Corp.	25,605,840
324,855	Medtronic plc	25,335,441
223,678	UnitedHealth Group, Inc.	26,458,871
104,100	Universal Health Services, Inc. Class B	12,253,611
129,685	Veeva Systems, Inc. Class A(1)	3,310,858

		311,178,840

	Household & Personal Products - 0.5%
117,960	Estee Lauder Co., Inc. Class A	9,809,554
92,000	Procter & Gamble Co.	7,538,480
861,685	Svenska Cellulosa AB Class B	19,800,525

		37,148,559

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Insurance - 5.1%
376,034	ACE Ltd.	41,924,031
1,238,800	AIA Group Ltd.	7,777,784
1,550,496	American International Group, Inc.	84,951,676
161,000	Arthur J Gallagher & Co.	7,526,750
428,594	Assicurazioni Generali S.p.A.	8,427,084
312,417	Assured Guaranty Ltd.	8,244,685
472,758	Delta Lloyd N.V.	8,916,164
22,148	Fairfax Financial Holdings Ltd.	12,415,680
246,320	Lincoln National Corp.	14,153,547
20,132	Markel Corp. (1)	15,480,703
646,844	Marsh & McLennan Cos., Inc.	36,281,480
727,216	MetLife, Inc.	36,760,769
289,885	Principal Financial Group, Inc.	14,891,392
533,300	Prudential Financial, Inc.	42,829,323
272,800	Tokio Marine Holdings, Inc.	10,297,328
84,100	Torchmark Corp.	4,618,772
146,700	Unum Group	4,948,191
21,962	Zurich Insurance Group AG (1)	7,423,203

		367,868,562

	Materials - 3.5%
102,049	Akzo Nobel N.V.	7,715,888
1,077,460	Barrick Gold Corp.	11,808,961
98,400	Cabot Corp.	4,428,000
202,530	Celanese Corp. Class A	11,313,326
283,086	Constellium N.V. Class A(1)	5,752,307
163,782	Dow Chemical Co.	7,858,260
58,894	Eagle Materials, Inc.	4,921,183
1,713,190	Fortescue Metals Group Ltd.	2,536,032
596,289	Gold Resource Corp.	1,902,162
198,593	Headwaters, Inc. (1)	3,642,196
258,187	Holcim Ltd. (1)	19,235,559
215,100	Huntsman Corp.	4,768,767
103,170	International Paper Co.	5,724,903
8,663,700	Ivanhoe Mines Ltd. Class A(1)	6,293,162
34,900	Lafarge S.A.	2,268,871
275,988	Louisiana-Pacific Corp. (1)	4,556,562
176,380	Methanex Corp. ADR	9,448,676
345,013	Norbord, Inc.	7,262,285
520,230	Packaging Corp. of America	40,676,784
117,736	Platform Specialty Products Corp. (1)	3,021,106
246,723	Praxair, Inc.	29,789,335
224,975	Reliance Steel & Aluminum	13,741,473
139,000	Rio Tinto plc ADR	5,754,600
285,823	Wacker Chemie AG	32,992,187

		247,412,585

	Media - 1.0%
346,530	CBS Corp. Class B	21,010,114
44,345	DISH Network Corp. Class A(1)	3,106,811
128,514	Imax Corp. (1)	4,332,207
143,032	ProSiebenSat.1 Media AG	6,996,109
258,300	Quebecor, Inc. Class B	6,909,482
962,996	Sky plc	14,167,582
87,138	Tribune Co. Class A	5,298,862
347,903	Twenty-First Century Fox, Inc. Class A	11,773,037

		73,594,204

	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
504,339	Actavis plc (1)	150,101,373
257,218	Alkermes plc (1)	15,682,581
164,183	Almirall S.A. (1)	3,017,845
66,400	Amgen, Inc.	10,614,040
1,700,196	Arena Pharmaceuticals, Inc. (1)	7,429,857
705,363	AstraZeneca plc	48,400,917
74,600	AstraZeneca plc ADR	5,104,878
194,609	Biogen Idec, Inc. (1)	82,171,704

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

134,512	BioMarin Pharmaceutical, Inc. (1)	16,762,885
3,579,113	Bristol-Myers Squibb Co.	230,852,789
134,966	Celgene Corp. (1)	15,558,881
377,200	Eisai Co., Ltd.	26,829,415
336,209	Gilead Sciences, Inc. (1)	32,992,189
58,838	H. Lundbeck A/S (1)	1,239,433
211,500	ICON plc (1)	14,917,095
200,523	Incyte Corp. (1)	18,379,938
40,261	Isis Pharmaceuticals, Inc. (1)	2,563,418
312,386	Johnson & Johnson	31,426,032
221,305	Medivation, Inc. (1)	28,563,836
2,337,736	Merck & Co., Inc.	134,373,065
13,861	Mylan N.V. (1)	822,650
435,600	Pfizer, Inc.	15,154,524
168,846	Portola Pharmaceuticals, Inc. (1)	6,409,394
66,072	Regeneron Pharmaceuticals, Inc. (1)	29,830,187
38,536	Regulus Therapeutics, Inc. (1)	652,800
96,027	Roche Holding AG	26,387,453
70,500	Tesaro, Inc. (1)	4,046,700
4,480,781	TherapeuticsMD, Inc. (1)	27,108,725
156,542	Vertex Pharmaceuticals, Inc. (1)	18,467,260

		1,005,861,864

	Real Estate - 0.9%
111,641	American Tower Corp. REIT	10,511,000
60,745	AvalonBay Communities, Inc. REIT	10,584,816
237,360	CBRE Group, Inc. Class A(1)	9,188,205
280,000	Columbia Property Trust, Inc. REIT	7,565,600
300,017	Deutsche Annington Immobilien SE	10,109,862
263,935	Mitsui Fudosan Co., Ltd.	7,751,242
276,116	Paramount Group, Inc. REIT	5,329,039
135,800	Weyerhaeuser Co. REIT	4,501,770

		65,541,534

	Retailing - 6.6%
380,090	Advance Automotive Parts, Inc.	56,895,672
8,451,700	Allstar Co. (1)(3)(4)	8,367,183
164,284	Amazon.com, Inc. (1)	61,130,076
283,272	CarMax, Inc. (1)	19,548,601
862,300	Chico’s FAS, Inc.	15,254,087
127,465	Dollar Tree, Inc. (1)	10,343,147
91,700	GameStop Corp. Class A	3,480,932
139,445	GNC Holdings, Inc. Class A	6,842,566
2,039,765	Groupon, Inc. (1)	14,706,706
244,439	Home Depot, Inc.	27,770,715
102,544	L Brands, Inc.	9,668,874
393,121	Lowe’s Cos., Inc.	29,244,271
423,900	Michaels Cos., Inc. (1)	11,470,734
78,842	Netflix, Inc. (1)	32,852,673
7,900	Priceline Group, Inc. (1)	9,196,785
326,739	Signet Jewelers Ltd.	45,348,106
916,613	TJX Cos., Inc.	64,208,741
163,295	TripAdvisor, Inc. (1)	13,581,245
1,028,200	Vipshop Holdings Ltd. ADR(1)	30,270,208

		470,181,322

	Semiconductors & Semiconductor Equipment - 5.8%
2,549,894	Applied Materials, Inc.	57,525,609
502,307	Cypress Semiconductor Corp. (1)	7,087,557
101,691	First Solar, Inc. (1)	6,080,105
26,619,515	GCL-Poly Energy Holdings Ltd. (1)	7,047,540
2,885,253	Intel Corp.	90,221,861
667,730	Marvell Technology Group Ltd.	9,815,631
782,226	Maxim Integrated Products, Inc.	27,229,287
1,230,212	Micron Technology, Inc. (1)	33,375,652
835,631	NXP Semiconductors N.V. (1)	83,863,927
12,916	Qorvo, Inc. (1)	1,029,405
185,726	SK Hynix, Inc.	7,586,280

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

561,900	Sumco Corp.	9,409,913
316,200	SunEdison Semiconductor Ltd. (1)	8,164,284
930,041	SunEdison, Inc. (1)	22,320,984
1,516,030	SunPower Corp. (1)	47,466,899

		418,224,934

	Software & Services - 12.0%
378,483	Accenture plc Class A	35,460,072
4,031,590	Activision Blizzard, Inc.	91,617,883
412,654	Adobe Systems, Inc. (1)	30,511,637
403,431	Akamai Technologies, Inc. (1)	28,661,755
167,456	Alibaba Group Holding Ltd. ADR(1)	13,939,037
174,340	AOL, Inc. (1)	6,905,607
152,050	Automatic Data Processing, Inc.	13,021,562
244,500	Baidu, Inc. ADR(1)	50,953,800
60,700	Blackhawk Network Holdings, Inc. (1)	2,171,239
60,219	Cadence Design Systems, Inc. (1)	1,110,438
187,500	Cognizant Technology Solutions Corp. Class A(1)	11,698,125
134,383	CoStar Group, Inc. (1)	26,584,989
1,094,560	Coupons.com, Inc. (1)	12,850,134
184,967	Dropbox, Inc. Class B(1)(3)(4)	3,179,782
582,124	Enernoc, Inc. (1)	6,636,214
76,500	Envestnet, Inc. (1)	4,290,120
23,517	Equinix, Inc. REIT	5,475,933
276,100	Everyday Health, Inc. (1)	3,550,646
1,044,407	Facebook, Inc. Class A(1)	85,865,922
551,101	Genpact Ltd. (1)	12,813,098
820,506	Gogo, Inc. (1)	15,638,844
21,500	Google, Inc. Class A(1)	11,926,050
181,607	Google, Inc. Class C(1)	99,520,636
210,300	iGate Corp. (1)	8,971,398
166,734	Intuit, Inc.	16,166,529
2,355,831	Microsoft Corp.	95,776,309
123,860	Mobileye N.V. (1)	5,205,836
1,665,087	Monster Worldwide, Inc. (1)	10,556,652
2,620	New Relic, Inc. (1)	90,914
1,740,132	Optimal Payments plc (1)	13,573,622
406,355	Pandora Media, Inc. (1)	6,587,015
224,426	Salesforce.com, Inc. (1)	14,993,901
538,047	Symantec Corp.	12,571,468
301,557	Tangoe, Inc. (1)	4,161,487
687,200	Tencent Holdings Ltd.	13,049,862
46,702	Twitter, Inc. (1)	2,338,836
36,872	Tyler Corp. (1)	4,444,182
173,987	Verint Systems, Inc. (1)	10,775,015
226,499	VeriSign, Inc. (1)	15,168,638
888,717	Web.com Group, Inc. (1)	16,841,187
93,358	Workday, Inc. Class A(1)	7,880,349
65,500	Yahoo!, Inc. (1)	2,910,493
387,038	Yelp, Inc. (1)	18,326,249
62,813	Zendesk, Inc. (1)	1,425,227
61,125	Zillow Group, Inc. Class A(1)	6,130,838

		862,329,530

	Technology Hardware & Equipment - 5.7%
533,623	Alcatel-Lucent ADR(1)	1,990,414
279,527	Amphenol Corp. Class A	16,472,526
1,095,172	Apple, Inc.	136,272,252
89,197	Arista Networks, Inc. (1)	6,291,064
385,600	Arris Group, Inc. (1)	11,141,912
296,237	Belden, Inc.	27,715,934
469,100	CDW Corp. of Delaware	17,469,284
3,054,861	Cisco Systems, Inc.	84,085,049
109,662	Cognex Corp. (1)	5,438,138
687,643	EMC Corp.	17,576,155
171,060	F5 Networks, Inc. (1)	19,661,636
683,600	Hewlett-Packard Co.	21,300,976
3,411,000	NEC Corp.	10,019,545

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

4,920,773	ParkerVision, Inc. (1)	4,084,242
5,553	Samsung Electronics Co., Ltd.	7,200,871
75,600	Stratasys Ltd. (1)	3,990,168
466,652	Trimble Navigation Ltd. (1)	11,759,630
61,865	Western Digital Corp.	5,630,334

		408,100,130

	Telecommunication Services - 0.6%
150,100	Nippon Telegraph & Telephone Corp.	9,265,825
318,042	Orange S.A.	5,107,616
91,260	SoftBank Corp.	5,314,927
263,873	Telenor ASA	5,325,056
427,979	Verizon Communications, Inc.	20,812,619

		45,826,043

	Transportation - 3.5%
26,590,800	AirAsia Bhd	17,088,188
299,850	American Airlines Group, Inc.	15,826,083
762,900	CSX Corp.	25,267,248
222,000	FedEx Corp.	36,729,900
2,078,052	Hertz Global Holdings, Inc. (1)	45,052,167
47,475	Kansas City Southern	4,846,248
190,683	Landstar System, Inc.	12,642,283
82,810	Norfolk Southern Corp.	8,522,805
80,185	Spirit Airlines, Inc. (1)	6,203,112
953,100	Swift Transportation Co. (1)	24,799,662
114,919	United Continental Holdings, Inc. (1)	7,728,303
460,326	United Parcel Service, Inc. Class B	44,624,002
55,260	UTi Worldwide, Inc. (1)	679,698

		250,009,699

	Utilities - 1.2%
1,310,365	Centrica plc	4,901,166
13,383,000	China Longyuan Power Group Corp. Ltd. Class H	14,545,768
246,800	Duke Energy Corp.	18,949,304
1,064,000	ENN Energy Holdings Ltd.	6,533,356
297,600	Exelon Corp.	10,002,336
493,223	National Grid plc	6,340,900
112,200	PG&E Corp.	5,954,454
1,381,916	Snam S.p.A.	6,708,005
383,565	Xcel Energy, Inc.	13,351,898

		87,287,187

	Total Common Stocks (cost $6,316,568,989)	6,977,399,829

Preferred Stocks - 1.1%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc. (3)(4)	1,900,847

	Health Care Equipment & Services - 0.2%
2,512,533	Corindus Vascular Robotics, Inc. (4)	10,678,265

	Media - 0.0%
29,800	Harvey Weinstein Co. Holdings (3)(4)(5)	—

	Retailing - 0.2%
17,385	Honest Co. (3)(4)	462,267
280,504	Tory Burch LLC (1)(3)(4)	16,588,697

		17,050,964

	Software & Services - 0.6%
56,702	Cloudera, Inc. (3)(4)	1,684,050
50,200	Nanigans, Inc. (3)(4)	493,298
30,742	New Relic, Inc. Series A(3)(4)	1,024,670
158,682	Pinterest, Inc. Series G(3)(4)	5,126,367
20,891	Sharecare (3)(4)	5,220,034
815,160	Uber Technologies, Inc. (3)(4)	24,443,241
293,655	Zuora, Inc. Series F(3)(4)	1,004,115

		38,995,775

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Technology Hardware & Equipment - 0.1%
466,941	Pure Storage, Inc. (1)(3)(4)		7,475,725

	Telecommunication Services - 0.0%
4,859	DocuSign, Inc. Series B(3)(4)		93,730
2,687	DocuSign, Inc. Series D(3)(4)		51,832
69,493	DocuSign, Inc. Series E(3)(4)		1,340,520

			1,486,082

	Total Preferred Stocks (cost $93,938,075)		77,587,658

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C (3)(4)		1,078,650

	Total Convertible Preferred Stocks (cost $1,097,607)		1,078,650

	Total Long-Term Investments (cost $6,411,604,671)		7,056,066,137
Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
$ 144,270,124	BlackRock Liquidity Funds TempFund Portfolio		144,270,124

	Total Short-Term Investments (cost $144,270,124)		144,270,124

	Total Investments (cost $6,555,874,795)^	100.5% $	7,200,336,261
	Other Assets & Liabilities	(0.5)%	(32,626,281)

	Total Net Assets	100.0% $	7,167,709,980

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	942,452,196
Unrealized Depreciation		(297,990,730)

Net Unrealized Appreciation	$	644,461,466

(1)	Non-income producing.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2015, the aggregate value of this security was $5,229, which represents 0.0% of total net assets.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	8,451,700	Allstar Co.	$3,676,649
02/2014	56,702	Cloudera, Inc. Preferred	825,581
02/2014	77,039	DocuSign, Inc. Preferred	1,011,707
05/2012	184,967	Dropbox, Inc.	1,674,267
10/2005	29,800	Harvey Weinstein Co. Holdings Preferred	27,950,957
08/2014	17,385	Honest Co. Preferred	470,391
08/2014	40,566	Honest Co. Series C	1,097,607
03/2015	50,200	Nanigans, Inc. Preferred	548,109
04/2014	30,742	New Relic, Inc. Preferred	872,649
01/2014	127,917	One Kings Lane, Inc. Preferred	1,972,096
03/2015	158,682	Pinterest, Inc. Preferred	5,695,963
04/2014	466,941	Pure Storage, Inc. Preferred	7,343,067
01/2015	20,891	Sharecare Preferred	5,220,034
03/2007	74,700	Solar Cayman Ltd.	21,894
11/2013	280,504	Tory Burch LLC Preferred	21,984,886
06/2014	815,160	Uber Technologies, Inc. Preferred	12,645,618
01/2015	293,655	Zuora, Inc. Preferred	1,115,684

			$94,127,159

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

At March 31, 2015, the aggregate value of these securities were $79,540,237, which represents 1.0% of total net assets.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of these securities were $95,058,242, which represents 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	Security is exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell this security if it is subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2015, the aggregate value and percentage of net assets of this security rounds to zero.

	Foreign Currency Contracts Outstanding at March 31, 2015
Currency	Buy /Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)
EUR	Buy	6/17/2015	RBS	$5,280,477	$5,181,780	$(98,697)
EUR	Sell	4/01/2015	SSG	557,721	554,293	3,428
EUR	Sell	4/02/2015	SSG	96,183	95,591	592
EUR	Sell	4/02/2015	UBS	140,641	140,792	(151)
EUR	Sell	4/07/2015	UBS	486,259	486,752	(493)
EUR	Sell	6/17/2015	NAB	38,668,836	39,152,899	(484,063)
EUR	Sell	6/17/2015	RBS	38,552,834	39,151,821	(598,987)
GBP	Sell	4/02/2015	CSFB	7,411,130	7,407,385	3,745
GBP	Sell	6/17/2015	BCLY	3,186,110	3,135,720	50,390
GBP	Sell	6/17/2015	RBS	3,185,332	3,135,720	49,612
GBP	Sell	6/17/2015	BNP	1,869,917	1,853,262	16,655
HKD	Buy	4/02/2015	JPM	453,544	453,576	32
HKD	Buy	4/10/2015	DEUT	284,389	284,396	7
JPY	Buy	4/01/2015	NAB	5,778,584	5,750,707	(27,877)
JPY	Buy	4/02/2015	CSFB	6,750,241	6,747,258	(2,983)
JPY	Buy	4/02/2015	CSFB	2,718,103	2,714,110	(3,993)
JPY	Buy	6/17/2015	GSC	4,468,202	4,522,734	54,532
JPY	Sell	4/01/2015	NAB	511,968	509,498	2,470
JPY	Sell	4/02/2015	BOA	961,450	960,037	1,413
JPY	Sell	4/06/2015	CSFB	818,139	817,747	392
JPY	Sell	6/17/2015	DEUT	44,538,838	45,008,070	(469,232)
JPY	Sell	6/17/2015	JPM	44,534,441	45,008,087	(473,646)
Total						$(1,976,854)
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
BCLY	Barclays
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank Limited
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
GBP	British Pound
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
0.5%
Consumer Discretionary	15.2
Consumer Staples	4.5
Energy	5.8
Financials	14.5
Health Care	18.4
Industrials	10.4
Information Technology	23.9
Materials	3.5
Telecommunication Services	0.6
Utilities	1.2

Total	98.5%

Short-Term Investments	2.0
Other Assets & Liabilities	(0.5)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$6,977,399,829	$6,205,828,953	$760,018,682	$11,552,194
Preferred Stocks	77,587,658	—	10,678,265	66,909,393
Convertible Preferred Stocks	1,078,650	—	—	1,078,650
Short-Term Investments	144,270,124	144,270,124	—	—

Total	$7,200,336,261	$6,350,099,077	$770,696,947	$79,540,237

Foreign Currency Contracts(3)	$183,268	$—	$183,268	$—

Total	$183,268	$—	$183,268	$—

Liabilities
Foreign Currency Contracts(3)	$(2,160,122)	$—	$(2,160,122)	$—

Total	$(2,160,122)	$—	$(2,160,122)	$—

(1) For the three-month period ended March 31, 2015, investments valued at $10,396,113 were transferred from Level 1 to Level 2, and investments valued at $4,582,374 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$11,918,153	$81,811,280	$1,107,452	$94,836,885
Purchases	-	12,579,789	-	12,579,789
Sales		(6,599,619)	-	(6,599,619)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	3,544,578	-	3,544,578
Net change in unrealized appreciation/depreciation	(365,959)	(14,024,748)	(28,802)	(14,419,509)
Transfers into Level 3(1)	-	-	-	-
Transfers out of Level 3(1)	-	(10,401,887)	-	(10,401,887)
Ending balance	$11,552,194	$66,909,393	$1,078,650	$79,540,237
The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $1,517,357.
(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 98.8%*
	Banks - 6.1%
650,530	EverBank Financial Corp.	$11,729,056
366,726	JP Morgan Chase & Co.	22,216,261
172,550	PNC Financial Services Group, Inc.	16,088,562

		50,033,879

	Capital Goods - 3.3%
139,017	AMETEK, Inc.	7,303,953
97,890	Honeywell International, Inc.	10,210,906
101,655	Illinois Tool Works, Inc.	9,874,767

		27,389,626

	Commercial & Professional Services - 3.6%
135,000	Equifax, Inc.	12,555,000
150,985	Nielsen N.V.	6,729,401
141,655	Verisk Analytics, Inc. Class A(1)	10,114,167

		29,398,568

	Consumer Durables & Apparel - 1.9%
106,408	PVH Corp.	11,338,836
34,155	Ralph Lauren Corp.	4,491,383

		15,830,219

	Consumer Services - 1.0%
101,488	Starwood Hotels & Resorts Worldwide, Inc.	8,474,248

	Energy - 4.9%
106,985	Anadarko Petroleum Corp.	8,859,428
147,015	Chevron Corp.	15,433,635
85,435	EOG Resources, Inc.	7,833,535
173,165	Halliburton Co.	7,598,480

		39,725,078

	Food & Staples Retailing - 5.0%
121,000	Costco Wholesale Corp.	18,330,895
219,140	CVS Health Corp.	22,617,439

		40,948,334

	Food, Beverage & Tobacco - 4.7%
250,540	Altria Group, Inc.	12,532,011
411,500	Mondelez International, Inc. Class A	14,851,035
80,440	Monster Beverage Corp. (1)	11,132,494

		38,515,540

	Health Care Equipment & Services - 11.1%
117,792	Aetna, Inc.	12,548,382
138,506	Cerner Corp. (1)	10,146,950
215,375	Envision Healthcare Holdings, Inc. (1)	8,259,631
84,075	McKesson Corp.	19,017,765
173,200	Omnicare, Inc.	13,346,792
151,384	UnitedHealth Group, Inc.	17,907,213
80,200	Zimmer Holdings, Inc.	9,425,104

		90,651,837

	Household & Personal Products - 2.6%
311,270	Coty, Inc. Class A(1)	7,554,523
165,543	Estee Lauder Co., Inc. Class A	13,766,556

		21,321,079

	Insurance - 3.4%
140,695	ACE Ltd.	15,686,086
224,690	American International Group, Inc.	12,310,765

		27,996,851

	Materials - 3.3%
59,820	Airgas, Inc.	6,347,500
171,325	Crown Holdings, Inc. (1)	9,254,977
41,285	Sherwin-Williams Co.	11,745,582

		27,348,059

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Media - 1.8%
255,615	Comcast Corp. Class A	14,331,055

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
58,930	Actavis plc (1)	17,538,747
19,230	Biogen Idec, Inc. (1)	8,119,675
264,230	Bristol-Myers Squibb Co.	17,042,835
222,135	Eli Lilly & Co.	16,138,108
57,480	Gilead Sciences, Inc. (1)	5,640,512
279,563	Merck & Co., Inc.	16,069,281

		80,549,158

	Retailing - 10.0%
29,765	AutoZone, Inc. (1)	20,304,492
213,748	Dollar Tree, Inc. (1)	17,344,582
229,660	Lowe’s Cos., Inc.	17,084,407
133,735	Ross Stores, Inc.	14,090,320
192,255	TJX Cos., Inc.	13,467,463

		82,291,264

	Semiconductors & Semiconductor Equipment - 1.0%
271,300	Intel Corp.	8,483,551

	Software & Services - 15.8%
124,155	Accenture plc Class A	11,632,082
307,740	Activision Blizzard, Inc.	6,993,392
175,145	Automatic Data Processing, Inc.	14,999,418
79,350	Fiserv, Inc. (1)	6,300,390
353,860	Genpact Ltd. (1)	8,227,245
26,185	Google, Inc. Class A(1)	14,524,819
18,765	Google, Inc. Class C(1)	10,283,220
142,960	Intuit, Inc.	13,861,402
141,005	Jack Henry & Associates, Inc.	9,854,839
112,375	Mastercard, Inc. Class A	9,708,076
412,565	Microsoft Corp.	16,772,830
127,509	Solera Holdings, Inc.	6,587,115

		129,744,828

	Technology Hardware & Equipment - 4.2%
191,322	Apple, Inc.	23,806,196
376,780	Cisco Systems, Inc.	10,370,870

		34,177,066

	Transportation - 0.9%
41,750	FedEx Corp.	6,907,537

	Utilities - 4.4%
230,800	American Electric Power Co., Inc.	12,982,500
137,945	NextEra Energy, Inc.	14,353,177
138,545	Pinnacle West Capital Corp.	8,832,244

		36,167,921

	Total Common Stocks (cost $601,805,713)	810,285,698

	Total Long-Term Investments (cost $601,805,713)	810,285,698
Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
$ 7,697,500	BlackRock Liquidity Funds TempFund Portfolio	7,697,500

	Total Short-Term Investments (cost $7,697,500)	7,697,500

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Total Investments (cost $609,503,213)^	99.7%	$817,983,198
Other Assets & Liabilities	0.3%	2,565,582

Total Net Assets	100.0%	$820,548,780

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$215,871,498
Unrealized Depreciation	(7,391,513)

Net Unrealized Appreciation	$208,479,985

(1)	Non-income producing.
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.7%
Consumer Staples	12.3
Energy	4.9
Financials	9.5
Health Care	20.9
Industrials	7.8
Information Technology	21.0
Materials	3.3
Utilities	4.4

Total	98.8%

Short-Term Investments	0.9
Other Assets & Liabilities	0.3

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$810,285,698	$810,285,698	$—	$—
Short-Term Investments	7,697,500	7,697,500	—	—

Total	$817,983,198	$817,983,198	$—	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 98.4%
	Automobiles & Components - 1.7%
3,352,446	Ford Motor Co.	$54,108,479
333,224	Honda Motor Co., Ltd. ADR	10,916,418

		65,024,897

	Banks - 11.9%
2,077,810	Bank of America Corp.	31,977,496
454,669	Bank of Nova Scotia	22,838,024
914,514	Citigroup, Inc.	47,115,761
1,510,210	JP Morgan Chase & Co.	91,488,522
719,044	PNC Financial Services Group, Inc.	67,043,662
574,139	US Bancorp	25,072,650
3,219,924	Wells Fargo & Co.	175,163,866

		460,699,981

	Capital Goods - 7.3%
393,650	Caterpillar, Inc.	31,503,810
537,211	Eaton Corp. plc	36,498,115
1,544,248	General Electric Co.	38,312,793
511,212	Honeywell International, Inc.	53,324,524
68,366	Lockheed Martin Corp.	13,875,563
381,366	Raytheon Co.	41,664,235
499,921	Textron, Inc.	22,161,498
396,765	United Technologies Corp.	46,500,858

		283,841,396

	Commercial & Professional Services - 2.1%
379,014	Equifax, Inc.	35,248,302
1,063,190	Nielsen N.V.	47,386,378

		82,634,680

	Consumer Services - 1.2%
408,550	Las Vegas Sands Corp.	22,486,592
301,630	Starwood Hotels & Resorts Worldwide, Inc.	25,186,105

		47,672,697

	Diversified Financials - 2.0%
134,717	Ameriprise Financial, Inc.	17,626,372
166,870	BlackRock, Inc.	61,047,721

		78,674,093

	Energy - 9.3%
472,745	Anadarko Petroleum Corp.	39,148,014
869,126	Chevron Corp.	91,240,848
185,330	EOG Resources, Inc.	16,992,908
922,277	Exxon Mobil Corp.	78,393,545
412,997	Halliburton Co.	18,122,308
344,490	Hess Corp.	23,380,536
676,380	Imperial Oil Ltd.	26,974,034
1,141,200	Marathon Oil Corp.	29,796,732
240,982	Schlumberger Ltd.	20,107,538
382,590	Total S.A. ADR	18,999,419

		363,155,882

	Food & Staples Retailing - 3.4%
834,571	CVS Health Corp.	86,136,073
401,384	Wal-Mart Stores, Inc.	33,013,834
170,300	Walgreens Boots Alliance, Inc.	14,421,004

		133,570,911

	Food, Beverage & Tobacco - 2.9%
784,110	Coca-Cola Co.	31,795,660
869,519	Mondelez International, Inc. Class A	31,380,941
370,112	Philip Morris International, Inc.	27,880,537
542,527	Unilever N.V. NY Shares	22,655,928

		113,713,066

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Health Care Equipment & Services - 4.7%
672,469	Cardinal Health, Inc.	60,703,777
909,039	Medtronic plc	70,895,951
442,038	UnitedHealth Group, Inc.	52,288,675

		183,888,403

	Household & Personal Products - 0.7%
327,761	Procter & Gamble Co.	26,856,736

	Insurance - 7.1%
695,478	ACE Ltd.	77,538,842
234,190	Aflac, Inc.	14,990,502
600,445	Marsh & McLennan Cos., Inc.	33,678,960
730,641	MetLife, Inc.	36,933,903
916,210	Principal Financial Group, Inc.	47,065,708
815,766	Prudential Financial, Inc.	65,514,167

		275,722,082

	Materials - 2.1%
478,620	Celanese Corp. Class A	26,735,713
75,207	Dow Chemical Co.	3,608,432
746,499	Goldcorp, Inc.	13,526,562
697,049	International Paper Co.	38,679,249

		82,549,956

	Media - 3.2%
1,679,373	Comcast Corp. Class A	94,834,193
578,760	Twenty-First Century Fox, Inc. Class A	19,585,239
100,247	Walt Disney Co.	10,514,908

		124,934,340

	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
751,043	AstraZeneca plc ADR	51,393,872
1,143,826	Bristol-Myers Squibb Co.	73,776,777
840,332	Eli Lilly & Co.	61,050,120
742,815	Johnson & Johnson	74,727,189
2,393,073	Merck & Co., Inc.	137,553,836
2,086,602	Pfizer, Inc.	72,592,884

		471,094,678

	Retailing - 1.5%
752,881	Lowe’s Cos., Inc.	56,006,818

	Semiconductors & Semiconductor Equipment - 3.8%
666,847	Altera Corp.	28,614,405
554,279	Analog Devices, Inc.	34,919,577
2,171,441	Intel Corp.	67,900,960
292,896	Texas Instruments, Inc.	16,749,258

		148,184,200

	Software & Services - 6.9%
632,464	Accenture plc Class A	59,255,552
105,180	Google, Inc. Class A(1)	58,343,346
2,465,152	Microsoft Corp.	100,220,755
753,987	Oracle Corp.	32,534,539
778,542	Symantec Corp.	18,190,634

		268,544,826

	Technology Hardware & Equipment - 4.7%
615,215	Apple, Inc.	76,551,203
373,090	Avnet, Inc.	16,602,505
2,314,534	Cisco Systems, Inc.	63,707,548
339,677	Qualcomm, Inc.	23,553,203

		180,414,459

	Telecommunication Services - 2.6%
2,092,759	Verizon Communications, Inc.	101,770,870

	Transportation - 4.0%
910,832	CSX Corp.	30,166,756
674,557	Delta Air Lines, Inc.	30,328,083
226,307	FedEx Corp.	37,442,493
589,858	United Parcel Service, Inc. Class B	57,180,834

		155,118,166

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Utilities - 3.2%
501,616	Dominion Resources, Inc.		35,549,526
725,722	Exelon Corp.		24,391,516
470,338	NextEra Energy, Inc.		48,938,669
670,170	NRG Energy, Inc.		16,881,582

			125,761,293

	Total Common Stocks (cost $2,675,487,629)		3,829,834,430

	Total Long-Term Investments (cost $2,675,487,629)		3,829,834,430
Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 0.8%
$ 30,396,766	Fidelity Money Market Class 1		30,396,766

	U.S. Government Agencies - 0.5%
	FHLB
22,000,000	0.08%, 05/22/2015(2)		21,998,680

	Total Short-Term Investments (cost $52,394,429)		52,395,446

	Total Investments (cost $2,727,882,058)^	99.7%	$3,882,229,876
	Other Assets & Liabilities	0.3%	9,832,413

	Total Net Assets	100.0%	$3,892,062,289

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,208,004,791
Unrealized Depreciation	(53,656,973)

Net Unrealized Appreciation	$1,154,347,818

(1)	Non-income producing.
(2)	The interest rate disclosed for this holding is the effective yield on the date of the acquisition.
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.6%
Consumer Staples	7.0
Energy	9.3
Financials	21.0
Health Care	16.8
Industrials	13.4
Information Technology	15.4
Materials	2.1
Telecommunication Services	2.6
Utilities	3.2

Total	98.4%

Short-Term Investments	1.3
Other Assets & Liabilities	0.3

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$3,829,834,430	$3,829,834,430	$—	$—
Short-Term Investments	52,395,446	30,396,766	21,998,680	—

Total	$3,882,229,876	$3,860,231,196	$21,998,680	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value	*
Common Stocks - 99.0%
	Automobiles & Components - 2.0%
47,000	Delphi Automotive plc	$3,747,780
61,600	Magna International, Inc.	3,293,147
10,261	Volkswagen AG (Preference Shares)	2,721,242

		9,762,169

	Banks - 3.6%
252,544	Banco Bilbao Vizcaya Argentaria S.A.	2,550,572
5,621,011	Bank of Ireland (1)	2,144,687
40,444	BNP Paribas S.A.	2,460,856
6,237,000	China Construction Bank Class H	5,176,627
248,783	ICICI Bank Ltd. ADR	2,577,392
435,860	Mitsubishi UFJ Financial Group, Inc.	2,699,460

		17,609,594

	Capital Goods - 5.2%
133,422	ABB Ltd. ADR	2,830,414
61,291	Kone Oyj Class B	2,717,662
449,000	Mitsubishi Heavy Industries Ltd.	2,470,521
15,891	Northrop Grumman Corp.	2,557,815
46,660	Safran S.A.	3,260,207
30,400	Schneider Electric S.A.	2,365,691
7,922	SMC Corp.	2,358,885
69,982	Textron, Inc.	3,102,302
29,831	Wabco Holdings, Inc. (1)	3,665,633

		25,329,130

	Consumer Durables & Apparel - 3.0%
94,266	Electrolux AB Series B	2,693,030
31,200	GoPro, Inc. Class A(1)	1,354,392
44,606	Pandora A/S	4,061,156
107,683	Pulte Group, Inc.	2,393,793
155,600	Sony Corp. (1)	4,161,305

		14,663,676

	Consumer Services - 2.6%
199,566	Compass Group plc	3,464,315
319,790	Galaxy Entertainment Group Ltd.	1,451,956
111,833	MGM Resorts International (1)	2,351,848
595,662	Sands China Ltd.	2,463,201
30,604	Starbucks Corp.	2,898,199

		12,629,519

	Diversified Financials - 6.7%
20,650	Ameriprise Financial, Inc.	2,701,846
18,890	BlackRock, Inc.	6,910,718
57,153	Discover Financial Services	3,220,571
67,347	Julius Baer Group Ltd. (1)	3,366,260
55,350	Legg Mason, Inc.	3,055,320
39,485	Moody’s Corp.	4,098,543
61,970	MSCI, Inc. Class A	3,799,381
9,952	Partners Group Holding AG	2,966,962
58,870	SEI Investments Co.	2,595,578

		32,715,179

	Energy - 1.8%
28,123	EOG Resources, Inc.	2,578,598
22,867	Pioneer Natural Resources Co.	3,738,983
30,633	Schlumberger Ltd.	2,556,018

		8,873,599

	Food & Staples Retailing - 2.3%
74,411	CVS Health Corp.	7,679,959
78,725	Seven & I Holdings Co., Ltd.	3,308,281

		10,988,240

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Food, Beverage & Tobacco - 5.4%
49,505	Altria Group, Inc.	2,476,240
70,449	Anheuser-Busch InBev N.V.	8,606,429
47,204	British American Tobacco plc	2,444,412
56,277	Imperial Tobacco Group plc	2,468,661
51,502	Lorillard, Inc.	3,365,656
102,600	Mondelez International, Inc. Class A	3,702,834
25,150	Monster Beverage Corp. (1)	3,480,634

		26,544,866

	Health Care Equipment & Services - 2.9%
66,156	Aetna, Inc.	7,047,598
31,520	Medtronic plc	2,458,245
41,120	UnitedHealth Group, Inc.	4,864,085

		14,369,928

	Household & Personal Products - 0.5%
29,600	Estee Lauder Co., Inc. Class A	2,461,536

	Insurance - 5.1%
30,740	ACE Ltd.	3,427,203
111,866	American International Group, Inc.	6,129,138
37,739	Aon plc	3,627,473
134,955	Assured Guaranty Ltd.	3,561,463
1,286,480	PICC Property & Casualty Co., Ltd. Class H	2,539,951
53,544	Principal Financial Group, Inc.	2,750,555
215,888	St James’s Place plc	2,985,989

		25,021,772

	Materials - 1.7%
10,581	CF Industries Holdings, Inc.	3,001,618
33,295	HeidelbergCement AG	2,633,046
229,890	James Hardie Industries plc	2,659,325

		8,293,989

	Media - 2.3%
57,343	Comcast Corp. Class A	3,238,159
86,152	Twenty-First Century Fox, Inc. Class A	2,915,384
23,170	Walt Disney Co.	2,430,301
110,015	WPP plc	2,498,507

		11,082,351

	Pharmaceuticals, Biotechnology & Life Sciences - 14.8%
11,635	Actavis plc (1)	3,462,809
86,796	AstraZeneca plc	5,955,807
16,944	Biogen Idec, Inc. (1)	7,154,435
152,173	Bristol-Myers Squibb Co.	9,815,158
35,145	Celgene Corp. (1)	4,051,516
37,800	Eli Lilly & Co.	2,746,170
76,614	Gilead Sciences, Inc. (1)	7,518,132
121,440	Merck & Co., Inc.	6,980,371
59,148	Novartis AG	5,837,936
100,685	Novo Nordisk A/S Class B	5,374,943
8,877	Regeneron Pharmaceuticals, Inc. (1)	4,007,788
12,802	Roche Holding AG	3,517,887
37,519	UCB S.A.	2,710,412
25,938	Vertex Pharmaceuticals, Inc. (1)	3,059,906

		72,193,270

	Real Estate - 1.8%
34,613	American Tower Corp. REIT	3,258,814
25,400	Daito Trust Construction Co., Ltd.	2,836,307
85,000	Mitsui Fudosan Co., Ltd.	2,496,280

		8,591,401

	Retailing - 4.5%
9,710	Amazon.com, Inc. (1)	3,613,091
35,200	Expedia, Inc.	3,313,376
124,182	Lowe’s Cos., Inc.	9,237,899
27,243	Next plc	2,833,230

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

2,337	Priceline Group, Inc. (1)	2,720,618

		21,718,214

	Semiconductors & Semiconductor Equipment - 2.6%
187,835	ARM Holdings plc	3,050,680
224,367	Infineon Technologies AG	2,669,278
36,410	NXP Semiconductors N.V. (1)	3,654,108
665,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,090,627

		12,464,693

	Software & Services - 19.9%
42,505	Accenture plc Class A	3,982,293
169,277	Activision Blizzard, Inc.	3,846,820
45,099	Adobe Systems, Inc. (1)	3,334,620
38,730	Akamai Technologies, Inc. (1)	2,751,573
33,039	Alibaba Group Holding Ltd. ADR(1)	2,750,166
36,346	Automatic Data Processing, Inc.	3,112,671
28,908	Baidu, Inc. ADR(1)	6,024,427
38,007	Check Point Software Technologies Ltd. ADR (1)	3,115,434
56,487	Cognizant Technology Solutions Corp. Class A(1)	3,524,224
3,575	Dropbox, Inc. Class B(1)(2)(3)	61,458
59,096	Facebook, Inc. Class A(1)	4,858,578
17,538	Factset Research Systems, Inc.	2,792,050
42,105	Fiserv, Inc. (1)	3,343,137
44,104	Gartner, Inc. Class A(1)	3,698,120
6,967	Google, Inc. Class C(1)	3,817,916
59,670	Intuit, Inc.	5,785,603
55,980	Jack Henry & Associates, Inc.	3,912,442
92,108	Mastercard, Inc. Class A	7,957,210
71,220	Microsoft Corp.	2,895,449
74,987	Mobileye N.V. (1)	3,151,704
111,615	Oracle Corp.	4,816,187
53,723	Salesforce.com, Inc. (1)	3,589,234
77,240	Vantiv, Inc. Class A(1)	2,911,948
54,000	VeriSign, Inc. (1)	3,616,380
72,016	Visa, Inc. Class A	4,710,567
52,008	Yelp, Inc. (1)	2,462,579

		96,822,790

	Technology Hardware & Equipment - 7.3%
172,497	Apple, Inc.	21,463,802
89,345	Cisco Systems, Inc.	2,459,221
30,135	F5 Networks, Inc. (1)	3,463,717
382,845	Hitachi Ltd.	2,614,775
34,700	Largan Precision Co., Ltd.	2,983,086
1,854,530	Lenovo Group Ltd.	2,702,436

		35,687,037

	Telecommunication Services - 0.6%
98,281	T-Mobile US, Inc. (1)	3,114,525

	Transportation - 2.4%
17,222	FedEx Corp.	2,849,380
23,422	Kansas City Southern	2,390,918
50,453	United Continental Holdings, Inc. (1)	3,392,964
33,110	United Parcel Service, Inc. Class B	3,209,683

		11,842,945

	Total Common Stocks
	(cost $391,815,609)	482,780,423

Preferred Stocks - 0.0%
	Technology Hardware & Equipment - 0.0%
2,372	Pure Storage, Inc.(1)(2)(3)	37,976

	Total Preferred Stocks
	(cost $37,302)	37,976

Warrants - 0.0%
Diversified Financials - 0.0%
16,228	Atlas Mara Ltd. (1)	8,114

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

1,035	Imperial Holdings, Inc. (1)		—

	Total Warrants
	(cost $162)		8,114

Rights - 0.0%
	Banks - 0.0%
252,544	Banco Bilbao Vizcaya Argentaria S.A. (1)		36,387

	Total Rights
	(cost $35,781)		36,387

	Total Long-Term Investments
	(cost $391,888,854)		482,862,900
Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
$ 3,712,966	Fidelity Money Market Class 1		3,712,966

	Total Short-Term Investments
	(cost $3,712,966)		3,712,966

	Total Investments
	(cost $395,601,820)^	99.8%	$486,575,866
	Other Assets & Liabilities	0.2%	1,203,463

	Total Net Assets	100.0%	$487,779,329

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$96,842,193
Unrealized Depreciation	(5,868,147)

Net Unrealized Appreciation	$90,974,046

(1)	Non-income producing.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost

05/2012	3,575	Dropbox, Inc.	$32,360
04/2014	2,372	Pure Storage, Inc. Preferred	37,302

			$69,662

At March 31, 2015, the aggregate value of these securities were $99,434, which represents 0.0% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of these securities were $99,434, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at March 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value	*	Unrealized Appreciation/ (Depreciation)

DKK	Sell	4/01/2015	SSG	$239,420	$237,802		$1,618
EUR	Sell	4/01/2015	SSG	2,635,148	2,618,952		16,196
SEK	Buy	4/01/2015	SSG	115,808	115,571		(237)

Total							$17,577

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG State Street Global Markets LLC

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Currency Abbreviations:
DKK	Danish Krone
EUR	Euro
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Country

as of March 31, 2015

Percentage of Net Assets
Country

Belgium	2.4%
Bermuda	0.7
Canada	0.7
China	4.0
Denmark	1.9
Finland	0.6
France	1.7
Germany	1.6
Hong Kong	0.8
India	0.5
Ireland	1.0
Israel	1.3
Japan	4.8
Netherlands	0.8
Spain	0.5
Sweden	0.5
Switzerland	4.5
Taiwan	1.2
United Kingdom	6.7
United States	62.8
Short-Term Investments	0.8
Other Assets & Liabilities	0.2

Total	100.0%

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3

Assets
Common Stocks(2)	$482,780,423	$345,515,671	$137,203,294	$61,458
Preferred Stocks	37,976	—	—	37,976
Warrants	8,114	8,114	—	—
Rights	36,387	36,387	—	—
Short-Term Investments	3,712,966	3,712,966	—	—

Total	$486,575,866	$349,273,138	$137,203,294	$99,434

Foreign Currency Contracts(3)	$17,814	$—	$17,814	$—

Total	$17,814	$—	$17,814	$—

Liabilities
Foreign Currency Contracts(3)	$(237)	$—	$(237)	$—

Total	$(237)	$—	$(237)	$—

(1)	For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Common Stocks	Preferred Stocks	Total

Beginning balance	$61,458	$33,572	$95,030
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation		4,404	4,404
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending balance	$61,458	$37,976	$99,434

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $4,404.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 95.1%
	Biotechnology - 25.5%
187,450	Achillion Pharmaceuticals, Inc. (1)	$1,848,257
34,580	Acorda Therapeutics, Inc. (1)	1,150,822
155,332	Alkermes plc (1)	9,470,592
47,880	Alnylam Pharmaceuticals, Inc. (1)	4,999,630
74,657	Anacor Pharmaceuticals, Inc. (1)	4,318,908
652,570	Arena Pharmaceuticals, Inc. (1)	2,851,731
206,780	BioCryst Pharmaceuticals, Inc. (1)	1,867,223
7,762	Biogen Idec, Inc. (1)	3,277,427
4,300	Cellectis S.A. ADR(1)	148,737
68,960	Cepheid (1)	3,923,824
147,727	Dicerna Pharmaceuticals, Inc. (1)	3,549,880
75,000	Five Prime Theapeutics, Inc (1)	1,713,750
28,790	Foundation Medicine, Inc. (1)	1,385,087
111,313	Galapagos N.V. (1)	2,641,544
189,600	Gilead Sciences, Inc. (1)	18,605,448
137,660	Glycomimetics, Inc. (1)	1,145,331
67,403	Incyte Corp. (1)	6,178,159
44,240	Innate Pharma S.A. (1)	381,172
4,500	Invitae Corp. (1)	75,420
134,483	Ironwood Pharmaceuticals, Inc. (1)	2,151,728
58,460	Otonomy, Inc. (1)	2,067,146
57,565	Portola Pharmaceuticals, Inc. (1)	2,185,168
25,600	PTC Therapeutics, Inc. (1)	1,557,760
26,526	Regeneron Pharmaceuticals, Inc. (1)	11,975,959
126,300	Regulus Therapeutics, Inc. (1)	2,139,522
250,820	Rigel Pharmaceuticals, Inc. (1)	895,427
21,332	Seattle Genetics, Inc. (1)	754,086
8,300	Synageva BioPharma Corp. (1)	809,499
53,470	T2 Biosystems, Inc. (1)	829,854
94,035	Tesaro, Inc. (1)	5,397,609
118,320	Trevana, Inc. (1)	771,446
42,561	Vertex Pharmaceuticals, Inc. (1)	5,020,921

		106,089,067

	Drug Retail - 3.1%
74,830	CVS Health Corp.	7,723,204
14,300	Diplomat Pharmacy, Inc. (1)	494,494
57,070	Walgreens Boots Alliance, Inc.	4,832,688

		13,050,386

	Health Care Services - 1.1%
122,340	Envision Healthcare Holdings, Inc. (1)	4,691,739

	Health Care Distributors - 4.9%
81,530	Cardinal Health, Inc.	7,359,713
58,200	McKesson Corp.	13,164,840

		20,524,553

	Health Care Equipment - 17.6%
129,190	Abbott Laboratories	5,985,373
88,380	AtriCure, Inc. (1)	1,810,906
24,590	Becton Dickinson and Co.	3,530,878
483,320	Boston Scientific Corp. (1)	8,578,930
87,332	Globus Medical, Inc. Class A(1)	2,204,260
26,550	Heartware International, Inc. (1)	2,330,293
177,110	K2M Group Holdings, Inc. (1)	3,905,275
268,352	Medtronic plc	20,928,772
46,290	Ocular Therapeutix, Inc. (1)	1,943,486
116,178	St. Jude Medical, Inc.	7,598,041
68,000	Stryker Corp.	6,273,000
60,258	Tornier N.V. (1)	1,579,965
124,220	TriVascular Techonologies, Inc. (1)	1,303,068
46,613	Zimmer Holdings, Inc.	5,477,960

		73,450,207

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Health Care Facilities - 5.2%
30,530	Acadia Healthcare Co., Inc. (1)	2,185,948
84,573	Al Noor Hospitals Group plc	1,274,629
126,360	HCA Holdings, Inc. (1)	9,506,063
199,951	NMC Health plc	1,970,955
840,150	Phoenix Healthcare Group Co., Ltd.	1,485,545
270,174	Spire Healthcare Group plc (1)	1,497,216
31,790	Universal Health Services, Inc. Class B	3,742,001

		21,662,357

	Health Care Supplies - 0.7%
36,494	Dentsply International, Inc.	1,857,180
59,530	Endologix, Inc. (1)	1,016,177

		2,873,357

	Health Care Technology - 1.6%
107,260	Allscripts Healthcare Solutions, Inc. (1)	1,282,830
22,390	athenahealth, Inc. (1)	2,673,142
67,970	Castlight Health, Inc. Class B(1)	527,447
82,620	IMS Health Holdings, Inc. (1)	2,236,523

		6,719,942

	Internet Software & Services - 0.2%
75,380	Everyday Health, Inc. (1)	969,387

	Life Sciences Tools & Services - 3.4%
48,790	Agilent Technologies, Inc.	2,027,224
11,833	MorphoSys AG (1)	746,580
71,470	PRA Health Sciences, Inc. (1)	2,061,195
28,030	Quintiles Transnational Holdings, Inc (1)	1,877,169
37,800	Thermo Fisher Scientific, Inc.	5,078,052
56,110	WuXi PharmaTech Cayman, Inc. ADR(1)	2,175,946

		13,966,166

	Managed Health Care - 6.6%
114,870	Aetna, Inc.	12,237,101
70,450	CIGNA Corp.	9,119,048
69,700	Qualicorp S.A. (1)	497,927
46,230	UnitedHealth Group, Inc.	5,468,547

		27,322,623

	Pharmaceuticals - 25.2%
57,697	Actavis plc (1)	17,171,781
139,760	Aerie Pharmaceuticals, Inc. (1)	4,380,079
38,501	Almirall S.A. (1)	707,686
87,170	AstraZeneca plc ADR	5,965,043
373,940	Bristol-Myers Squibb Co.	24,119,130
101,200	Daiichi Sankyo Co., Ltd.	1,608,157
49,070	Eisai Co., Ltd.	3,490,242
91,370	Eli Lilly & Co.	6,638,031
21,450	Johnson & Johnson	2,157,870
107,500	Medicines Co. (1)	3,012,150
84,960	MediWound Ltd. (1)	615,110
100,880	Merck & Co., Inc.	5,798,583
46,820	Mylan N.V. (1)	2,778,767
16,400	Ono Pharmaceutical Co., Ltd.	1,850,641
39,260	Sanofi	3,877,278
189,570	Shionogi & Co., Ltd.	6,310,887
89,550	Tetraphase Pharmaceuticals, Inc. (1)	3,281,112
88,010	Teva Pharmaceutical Industries Ltd. ADR	5,483,023
41,822	UCB S.A.	3,021,265
155,838	Xenoport, Inc. (1)	1,109,567
40,360	Zoetis, Inc.	1,868,264

		105,244,666

	Total Common Stocks (cost $251,169,920)	396,564,450

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Total Long-Term Investments (cost $251,169,920)		396,564,450
Short-Term Investments - 5.0%
	Other Investment Pools & Funds - 5.0%
$ 20,617,458	Fidelity Money Market Class 1		20,617,458

	Total Short-Term Investments (cost $20,617,458)		20,617,458

	Total Investments (cost $271,787,378)^	100.1%	$417,181,908
	Other Assets & Liabilities	(0.1)%	(331,672)

	Total Net Assets	100.0%	$416,850,236

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$149,264,785
Unrealized Depreciation	(3,870,255)

Net Unrealized Appreciation	$145,394,530

(1)	Non-income producing.
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

   Diversification by Sector

   as of March 31, 2015

Sector	Percentage of Net Assets

Equity Securities
Consumer Staples	3.1%
Health Care	91.8
Information Technology	0.2

Total	95.1%

Short-Term Investments	5.0
Other Assets & Liabilities	(0.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$396,564,450	$371,587,781	$24,976,669	$—
Short-Term Investments	20,617,458	20,617,458	—	—

Total	$417,181,908	$392,205,239	$24,976,669	$—

(1) For the three-month period ended March 31, 2015, investments valued at $1,571,679 were transferred from Level 1 to Level 2, and investments valued at $1,387,256 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value*
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
		Soundview NIM Trust
	$2,490,000	8.25%, 12/25/2036(1)(2)(3)	$—

		Total Asset & Commercial Mortgage Backed Securities
		(cost $2,478,958)	—

Corporate Bonds - 92.4%
		Advertising - 0.2%
		Getty Images, Inc.
	1,630,000	7.00%, 10/15/2020(1)	815,000

		Auto Manufacturers - 2.2%
		Chrysler Group LLC
	2,095,000	8.00%, 06/15/2019	2,197,131
	3,085,000	8.25%, 06/15/2021	3,421,604
		General Motors Co.
	2,510,000	4.88%, 10/02/2023	2,717,612
	915,000	6.25%, 10/02/2043	1,120,932

			9,457,279

		Chemicals - 1.5%
		Ineos Group Holdings plc
	4,160,000	5.88%, 02/15/2019(1)	4,113,200
	2,040,000	6.13%, 08/15/2018(1)	2,050,200

			6,163,400

		Commercial Banks - 5.7%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	3,600,000	7.00%, 02/19/2019(4)(5)	3,982,190
		Barclays Bank plc
	$3,640,000	8.25%, 12/15/2018(4)	3,899,954
		CIT Group, Inc.
	2,261,000	5.25%, 03/15/2018	2,340,135
		Credit Agricole S.A.
	1,015,000	7.88%, 01/23/2024(1)(4)	1,074,931
		Credit Suisse Group AG
	1,400,000	7.50%, 12/11/2023(1)(4)	1,503,250
		Provident Funding Associates L.P.
	1,410,000	6.75%, 06/15/2021(1)	1,343,025
		Royal Bank of Scotland Group plc
	2,520,000	6.99%, 10/05/2017(1)(4)(6)	2,973,600
	1,000,000	7.64%, 09/30/2017(4)(6)	1,095,000
		Societe Generale S.A.
	1,355,000	6.00%, 01/27/2020(1)(4)	1,285,556
	3,780,000	7.88%, 12/18/2023(1)(4)	3,902,850
	640,000	8.25%, 11/29/2018(4)(5)	680,000

			24,080,491

		Commercial Services - 1.6%
		Quad Graphics, Inc.
	2,385,000	7.00%, 05/01/2022(1)	2,295,562
		Service Corp. International
	1,995,000	7.63%, 10/01/2018	2,306,719
		Servicemaster Co.
	2,091,000	7.00%, 08/15/2020	2,221,688

			6,823,969

		Construction Materials - 3.9%
		Associated Materials LLC
	1,005,000	9.13%, 11/01/2017	874,350
		Building Materials Corp. of America
	3,945,000	5.38%, 11/15/2024(1)	4,004,175
		Cemex Finance LLC
	2,580,000	6.00%, 04/01/2024(1)	2,573,550
		Cemex S.A.B. de C.V.
	1,800,000	5.70%, 01/11/2025(1)	1,775,700
	760,000	6.13%, 05/05/2025(1)	767,372

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

		Masco Corp.
	320,000	7.13%, 03/15/2020	375,200
		Nortek, Inc.
	2,060,000	8.50%, 04/15/2021	2,204,200
		Ply Gem Industries, Inc.
	4,000,000	6.50%, 02/01/2022	3,900,000

			16,474,547

		Diversified Financial Services - 3.7%
		International Lease Finance Corp.
	6,766,000	5.88%, 04/01/2019	7,341,110
	665,000	5.88%, 08/15/2022	738,150
	1,720,000	6.25%, 05/15/2019	1,879,100
		MSCI, Inc.
	1,680,000	5.25%, 11/15/2024(1)	1,736,700
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	3,115,000	6.50%, 07/01/2021	3,021,550
		TMX Finance LLC
	1,150,000	8.50%, 09/15/2018(1)	816,500

			15,533,110

		Electric - 1.9%
		Dolphin Subsidiary II, Inc.
	3,490,000	7.25%, 10/15/2021	3,708,125
		Dynegy, Inc.
	965,000	5.88%, 06/01/2023	938,463
		GenOn Americas Generation LLC
	755,000	8.50%, 10/01/2021	717,250
	1,670,000	9.13%, 05/01/2031	1,543,706
		Texas Competitive Electric Holdings Co. LLC
	1,640,000	11.50%, 10/01/2020(1)(7)	1,025,000

			7,932,544

		Engineering & Construction - 1.0%
		Abengoa Finance
EUR	855,000	6.00%, 03/31/2021(1)	859,766
	665,000	6.00%, 03/31/2021(5)	668,707
	$560,000	7.75%, 02/01/2020(1)	537,600
		Abengoa Greenfield S.A.
	2,310,000	6.50%, 10/01/2019(1)	2,125,200

			4,191,273

		Entertainment - 0.8%
		AMC Entertainment, Inc.
	3,269,000	9.75%, 12/01/2020	3,579,555

		Food - 0.2%
		Albertson’s Holdings LLC
	719,000	7.75%, 10/15/2022(1)	769,330

		Food Service - 0.8%
		ARAMARK Corp.
	3,245,000	5.75%, 03/15/2020	3,391,025

		Forest Products & Paper - 0.6%
		Tembec Industries, Inc.
	2,455,000	9.00%, 12/15/2019(1)	2,491,825

		Healthcare-Products - 1.4%
		Alere, Inc.
	3,115,000	6.50%, 06/15/2020	3,216,237
		Biomet, Inc.
	1,420,000	6.50%, 08/01/2020	1,505,200
	1,290,000	6.50%, 10/01/2020	1,354,500

			6,075,937

		Healthcare-Services - 7.8%
		Amsurg Corp.
	2,575,000	5.63%, 07/15/2022	2,632,938
		Community Health Systems, Inc.
	1,296,000	5.13%, 08/15/2018	1,336,500

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

4,480,000	6.88%, 02/01/2022	4,788,000
2,935,000	7.13%, 07/15/2020	3,111,100
	Envision Healthcare Corp.
1,040,000	5.13%, 07/01/2022(1)	1,063,400
	HCA Holdings, Inc.
1,835,000	6.25%, 02/15/2021	1,984,002
	HCA, Inc.
1,085,000	5.38%, 02/01/2025	1,137,894
5,919,000	7.50%, 11/15/2095	5,830,215
	inVentiv Health, Inc.
1,110,000	9.00%, 01/15/2018(1)	1,165,500
	MPH Acquisition Holdings LLC
1,785,000	6.63%, 04/01/2022(1)	1,849,706
	Tenet Healthcare Corp.
3,030,000	5.00%, 03/01/2019(1)	3,007,275
3,425,000	8.13%, 04/01/2022	3,776,062
	Wellcare Health Plans, Inc.
1,255,000	5.75%, 11/15/2020	1,317,750

		33,000,342

	Holding Companies-Divers - 0.2%
	Argos Merger Sub, Inc.
870,000	7.13%, 03/15/2023(1)	901,538

	Home Builders - 3.2%
	K Hovnanian Enterprises, Inc.
1,705,000	7.00%, 01/15/2019(1)	1,636,800
1,775,000	9.13%, 11/15/2020(1)	1,872,625
	KB Home
2,206,000	7.50%, 09/15/2022	2,261,150
2,930,000	8.00%, 03/15/2020	3,164,400
	Lennar Corp.
3,440,000	4.75%, 12/15/2017	3,577,600
1,155,000	4.75%, 11/15/2022	1,175,212

		13,687,787

	Household Products/Wares - 0.6%
	Sun Products Corp.
2,885,000	7.75%, 03/15/2021(1)	2,524,375

	Internet - 0.6%
	Zayo Group LLC
2,670,000	6.00%, 04/01/2023(1)	2,683,350

	Iron/Steel - 2.7%
	AK Steel Corp.
2,400,000	7.63%, 05/15/2020	2,064,000
2,055,000	7.63%, 10/01/2021	1,664,550
1,285,000	8.38%, 04/01/2022	1,060,125
	ArcelorMittal
790,000	7.50%, 03/01/2041	821,600
1,320,000	7.75%, 10/15/2039	1,386,000
	Steel Dynamics, Inc.
1,130,000	5.50%, 10/01/2024(1)	1,145,537
	United States Steel Corp.
3,026,000	7.38%, 04/01/2020	3,072,298

		11,214,110

	IT Services - 0.9%
	SunGard Data Systems, Inc.
490,000	6.63%, 11/01/2019	504,700
1,808,000	7.38%, 11/15/2018	1,880,320
1,520,000	7.63%, 11/15/2020	1,607,400

		3,992,420

	Machinery-Diversified - 0.9%
	Case New Holland Industrial, Inc.
3,316,000	7.88%, 12/01/2017	3,673,465

	Media - 7.7%
	CCO Holdings LLC

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

120,000	5.13%, 02/15/2023	121,200
95,000	5.25%, 09/30/2022	97,138
545,000	5.75%, 09/01/2023	569,525
3,077,000	7.38%, 06/01/2020	3,288,544
	Cequel Communications Holdings I LLC
745,000	5.13%, 12/15/2021(1)	744,069
3,560,000	5.13%, 12/15/2021(1)	3,560,000
	DISH DBS Corp.
2,170,000	5.00%, 03/15/2023	2,109,891
2,150,000	5.88%, 07/15/2022	2,184,937
945,000	6.75%, 06/01/2021	1,006,425
2,866,000	7.88%, 09/01/2019	3,202,755
	Gannett Co., Inc.
1,515,000	4.88%, 09/15/2021(1)	1,545,300
4,390,000	5.13%, 10/15/2019	4,598,525
250,000	5.50%, 09/15/2024(1)	261,562
750,000	6.38%, 10/15/2023	813,750
	Gray Television, Inc.
996,000	7.50%, 10/01/2020	1,048,290
	NBC Universal Enterprise
2,180,000	5.25%, 03/29/2049(1)(4)	2,311,236
	Sirius XM Radio, Inc.
2,420,000	4.63%, 05/15/2023(1)	2,329,250
	Unitymedia Hessen GmbH & Co.
2,555,000	5.50%, 01/15/2023(1)	2,673,296
	Videotron Ltd.
249,000	9.13%, 04/15/2018	253,358

		32,719,051

	Mining - 2.3%
	Constellium N.V.
535,000	5.75%, 05/15/2024(1)	505,575
1,870,000	8.00%, 01/15/2023(1)	1,958,825
	FMG Resources August 2006 Pty Ltd.
6,390,000	6.88%, 04/01/2022(1)	4,720,612
	J.M. Huber Corp.
2,290,000	9.88%, 11/01/2019(1)	2,476,063

		9,661,075

	Office/Business Equip - 1.1%
	CDW Escrow Corp.
893,000	8.50%, 04/01/2019	930,952
	CDW LLC / CDW Finance Corp.
885,000	5.00%, 09/01/2023	898,275
970,000	5.50%, 12/01/2024	1,016,075
1,780,000	6.00%, 08/15/2022	1,910,741

		4,756,043

	Oil&Gas - 7.4%
	Antero Resources Corp.
810,000	5.63%, 06/01/2023(1)	801,900
2,700,000	6.00%, 12/01/2020	2,701,350
	Blue Racer Midstream LLC
1,085,000	6.13%, 11/15/2022(1)	1,114,837
	Bonanza Creek Energy, Inc.
1,940,000	6.75%, 04/15/2021	1,886,650
	Concho Resources, Inc.
1,020,000	5.50%, 10/01/2022	1,027,650
	Diamondback Energy, Inc.
2,485,000	7.63%, 10/01/2021	2,615,462
	Everest Acquisition LLC
2,642,000	9.38%, 05/01/2020	2,767,495
	Laredo Petroleum, Inc.
740,000	5.63%, 01/15/2022	717,800
1,360,000	6.25%, 03/15/2023	1,356,600
600,000	7.38%, 05/01/2022	618,750
200,000	9.50%, 02/15/2019	209,500

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	MEG Energy Corp.
1,940,000	7.00%, 03/31/2024(1)	1,828,450
	Paragon Offshore plc
3,510,000	6.75%, 07/15/2022(1)	1,158,300
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	34,300
205,000	5.38%, 10/01/2022	201,413
245,000	6.80%, 03/01/2020	251,125
	Range Resources Corp.
500,000	5.00%, 08/15/2022	497,500
	Rice Energy, Inc.
515,000	7.25%, 05/01/2023(1)	515,000
	Rosetta Resources, Inc.
1,875,000	5.63%, 05/01/2021	1,762,500
1,860,000	5.88%, 06/01/2022	1,753,050
	Seadrill Ltd.
1,595,000	6.13%, 09/15/2017(1)	1,347,775
	Tullow Oil plc
1,725,000	6.00%, 11/01/2020(1)	1,500,750
2,865,000	6.25%, 04/15/2022(1)	2,478,225
	WPX Energy, Inc.
1,420,000	5.25%, 09/15/2024	1,248,890
950,000	6.00%, 01/15/2022	883,500

		31,278,772

	Packaging&Containers - 1.0%
	Ardagh Finance Holdings S.A.
1,236,954	8.63%, 06/15/2019(1)(8)	1,288,758
	Ardagh Packaging Finance plc
2,065,000	6.00%, 06/30/2021(1)	2,028,862
277,941	7.00%, 11/15/2020(1)	278,289
511,000	9.13%, 10/15/2020(1)	546,770

		4,142,679

	Pharmaceuticals - 3.7%
	Endo Finance LLC
3,075,000	6.00%, 02/01/2025(1)	3,167,250
	Grifols Worldwide Operations Ltd.
1,155,000	5.25%, 04/01/2022(1)	1,173,769
	Pinnacle Merger Sub, Inc.
1,908,000	9.50%, 10/01/2023(1)	2,117,880
	Salix Pharmaceuticals Ltd.
4,500,000	6.50%, 01/15/2021(1)	4,989,375
	VRX Escrow Corp.
3,330,000	5.88%, 05/15/2023(1)	3,413,250
980,000	6.13%, 04/15/2025(1)	1,014,300

		15,875,824

	Pipelines - 0.6%
	Energy Transfer Equity L.P.
1,773,000	7.50%, 10/15/2020	1,985,760
	Kinder Morgan Finance Co.
450,000	6.00%, 01/15/2018(1)	493,173

		2,478,933

	Retail - 3.6%
	99 Cents Only Stores
2,260,000	11.00%, 12/15/2019	2,373,000
	CEC Entertainment, Inc.
1,595,000	8.00%, 02/15/2022	1,575,063
	Family Tree Escrow LLC
240,000	5.25%, 03/01/2020(1)	251,400
1,175,000	5.75%, 03/01/2023(1)	1,236,688
	GRD Holding III Corp.
3,095,000	10.75%, 06/01/2019(1)	3,365,812
	Michaels Stores, Inc.
2,315,000	5.88%, 12/15/2020(1)	2,378,662

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Party City Holdings, Inc.
1,080,000	8.88%, 08/01/2020	1,163,700
	PC Nextco Holdings LLC / PC Nextco Finance, Inc.
2,995,000	8.75%, 08/15/2019	3,047,412

		15,391,737

	Semiconductors - 2.5%
	Entegris, Inc.
3,040,000	6.00%, 04/01/2022(1)	3,169,200
	Freescale Semiconductor, Inc.
4,895,000	6.00%, 01/15/2022(1)	5,329,431
	Sensata Technologies B.V.
1,185,000	5.00%, 10/01/2025(1)	1,201,294
775,000	5.63%, 11/01/2024(1)	825,375

		10,525,300

	Software - 6.5%
	Activision Blizzard, Inc.
6,152,000	5.63%, 09/15/2021(1)	6,551,880
910,000	6.13%, 09/15/2023(1)	991,900
	Audatex North America, Inc.
3,440,000	6.00%, 06/15/2021(1)	3,637,800
	Emdeon, Inc.
1,640,000	11.00%, 12/31/2019	1,789,650
	First Data Corp.
1,169,000	6.75%, 11/01/2020(1)	1,244,985
2,895,000	7.38%, 06/15/2019(1)	3,025,275
4,130,000	8.25%, 01/15/2021(1)	4,419,100
	Infor Software Parent LLC
3,710,000	7.13%, 05/01/2021(1)(8)	3,674,050
	Infor US, Inc.
1,260,000	6.50%, 05/15/2022(1)(9)	1,291,500
1,025,000	9.38%, 04/01/2019	1,099,108

		27,725,248

	Telecommunications - 13.6%
	Alcatel-Lucent USA, Inc.
2,430,000	6.75%, 11/15/2020(1)	2,587,950
	Altice Financing S.A.
885,000	6.50%, 01/15/2022(1)	908,231
380,000	6.63%, 02/15/2023(1)	391,400
1,500,000	7.88%, 12/15/2019(1)	1,590,000
295,000	8.13%, 01/15/2024(1)	312,147
1,080,000	9.88%, 12/15/2020(1)	1,196,100
	DigitalGlobe, Inc.
2,305,000	5.25%, 02/01/2021(1)	2,305,000
	Intelsat Jackson Holdings S.A.
2,330,000	6.63%, 12/15/2022	2,248,450
	Level 3 Financing, Inc.
2,515,000	5.38%, 08/15/2022	2,588,091
1,250,000	5.63%, 02/01/2023(1)	1,284,375
970,000	6.13%, 01/15/2021	1,017,287
	Lucent Technologies, Inc.
2,681,000	6.45%, 03/15/2029	2,707,810
765,000	6.50%, 01/15/2028	772,650
	MetroPCS Wireless, Inc.
1,425,000	6.63%, 11/15/2020	1,489,125
	SoftBank Corp.
2,825,000	4.50%, 04/15/2020(1)	2,885,031
	Sprint Communications, Inc.
507,000	7.00%, 03/01/2020(1)	558,968
3,092,000	9.00%, 11/15/2018(1)	3,548,070
	Sprint Corp.
6,120,000	7.25%, 09/15/2021	6,150,600
4,305,000	7.88%, 09/15/2023	4,391,100
	Syniverse Holdings, Inc.
3,470,000	9.13%, 01/15/2019	3,417,950
	T-Mobile USA, Inc.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

330,000	6.13%, 01/15/2022	340,313
2,490,000	6.46%, 04/28/2019	2,567,812
490,000	6.50%, 01/15/2024	512,050
635,000	6.63%, 04/28/2021	665,163
2,865,000	6.73%, 04/28/2022	3,015,412
405,000	6.84%, 04/28/2023	426,263
	UPCB Finance III Ltd.
633,000	6.63%, 07/01/2020(1)	660,694
	UPCB Finance VI Ltd.
1,845,000	6.88%, 01/15/2022(1)	1,969,537
	Wind Acquisition Finance S.A.
EUR 3,565,000	4.00%, 07/15/2020(1)	3,862,707
$ 1,145,000	6.50%, 04/30/2020(1)	1,213,700

		57,583,986

	Total Corporate Bonds (cost $391,259,108)	391,595,320

Senior Floating Rate Interests - 3.0%(10)
	Coal - 0.4%
	Arch Coal, Inc.
2,246,782	6.25%, 05/16/2018	1,731,145

	Electric - 0.6%
	Texas Competitive Electric Holdings Co. LLC
4,525,000	4.66%, 10/10/2017(7)	2,713,869

	Insurance - 0.2%
	Asurion LLC
945,000	8.50%, 03/03/2021	948,071

	Internet - 0.3%
	Lands’ End, Inc.
1,386,000	4.25%, 04/04/2021	1,320,165

	Machinery-Diversified - 0.7%
	Gardner Denver, Inc.
2,969,775	4.25%, 07/30/2020	2,813,565

	Retail - 0.5%
	Neiman Marcus Group, Inc.
2,192,937	4.25%, 10/25/2020	2,184,296

	Semiconductors - 0.3%
	Freescale Semiconductor, Inc.
1,118,821	5.00%, 01/15/2021	1,123,643

	Total Senior Floating Rate Interests (cost $14,106,184)	12,834,754

Convertible Bonds - 0.4%
	Home Builders - 0.1%
	M/I Homes, Inc.
566,000	3.00%, 03/01/2018	581,211

	Oil&Gas - 0.3%
	Cobalt International Energy, Inc.
1,790,000	2.63%, 12/01/2019	1,301,107

	Total Convertible Bonds (cost $2,523,328)	1,882,318

Common Stocks - 0.1%
	Energy - 0.1%
206,275,142	KCA Deutag (2)(3)(11)	409,456

	Total Common Stocks
	(cost $2,795,441)	409,456

Preferred Stocks - 1.1%
	Diversified Financials - 1.1%
300	Citigroup Capital XIII	7,956
170,700	GMAC Capital Trust I Series 2	4,480,875

	Total Preferred Stocks (cost $4,028,627)	4,488,831

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Total Long-Term Investments (cost $417,191,646)		411,210,679
Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
6,658,220	Fidelity Money Market Class 1		6,658,220

	Total Short-Term Investments (cost $6,658,220)		6,658,220

	Total Investments (cost $423,849,866)^	98.6%	$417,868,899
	Other Assets & Liabilities	1.4%	6,139,128

	Total Net Assets	100.0%	$424,008,027

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$13,576,781
Unrealized Depreciation	(19,557,748)

Net Unrealized Depreciation	$(5,980,967)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $180,900,961, which represents 42.6% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of these securities were $409,456, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $5,330,897, which represents 1.2% of total net assets.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2015.
(7)	The issuer is in bankruptcy.
(8)	This security may pay interest in additional principal instead of cash.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,260,000 at March 31, 2015.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2015.
(11)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost

03/2011	206,275,142	KCA Deutag	$ 2,795,441

    At March 31, 2015, the aggregate value of these securities were $409,456, which represents 0.1% of total net assets.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at March 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)

EUR	Sell	4/30/2015	NAB	$ 9,798,855	$ 9,599,549	$ 199,306

*                                 See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

NAB	National Australia Bank Limited

Currency Abbreviations:

EUR	Euro

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Country

as of March 31, 2015

Country	Percentage of Net Assets

Australia	1.1%
Bermuda	0.3
Canada	2.1
Cayman Islands	0.7
France	1.7
Germany	0.6
Ireland	1.0
Japan	0.7
Luxembourg	5.1
Mexico	0.6
Netherlands	1.1
Spain	1.9
Switzerland	0.4
United Kingdom	3.2
United States	76.5
Short-Term Investments	1.6
Other Assets & Liabilities	1.4

Total	100.0%

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	391,595,320	—	391,595,320	—
Senior Floating Rate Interests	12,834,754	—	12,834,754	—
Convertible Bonds	1,882,318	—	1,882,318	—
Common Stocks(2)	409,456	—	—	409,456
Preferred Stocks	4,488,831	4,488,831	—	—
Short-Term Investments	6,658,220	6,658,220	—	—

Total	$417,868,899	$11,147,051	$406,312,392	$409,456

Foreign Currency Contracts(3)	$199,306	$—	$199,306	$—

Total	$199,306	$—	$199,306	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Asset and Commercial Mortgage Backed Securities	Common Stocks	Total

Beginning balance	$-	$423,689	$423,689
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	-	(14,233)	(14,233)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending balance	$-	$409,456	$409,456

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $(14,233).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 99.3%*
	Belgium - 3.4%
410,790	Anheuser-Busch InBev N.V.	$50,184,316

	Brazil - 0.4%
396,210	BB Seguridade Participacoes S.A.	4,071,905
323,135	Petroleo Brasileiro S.A. ADR	1,942,041

		6,013,946

	Canada - 3.9%
300,265	Canadian National Railway Co.	20,108,544
506,610	Imperial Oil Ltd.	20,219,601
401,480	TransCanada Corp.	17,168,021

		57,496,166

	China - 5.0%
155,985	Alibaba Group Holding Ltd. ADR(1)	12,984,191
105,156	Baidu, Inc. ADR(1)	21,914,510
21,030,000	China Construction Bank Class H	17,454,619
1,931,260	ENN Energy Holdings Ltd.	11,858,656
4,924,000	PICC Property & Casualty Co., Ltd. Class H	9,721,659

		73,933,635

	Denmark - 0.2%
159,464	H. Lundbeck A/S (1)	3,359,139

	Finland - 1.0%
331,717	Kone Oyj Class B	14,708,433

	France - 9.6%
152,119	Air Liquide	19,583,705
219,550	Airbus Group N.V.	14,273,138
184,274	Essilor International S.A.	21,157,446
271,294	Groupe Eurotunnel S.A.	3,889,281
297,733	Legrand S.A.	16,127,535
935,298	Orange S.A.	15,020,480
140,457	Schneider Electric S.A.	10,930,193
356,558	Total S.A.	17,723,429
82,434	Unibail-Rodamco SE REIT	22,260,153

		140,965,360

	Germany - 6.0%
188,085	Beiersdorf AG	16,308,768
153,375	Brenntag AG	9,163,321
109,732	Continental AG	25,841,492
743,680	Deutsche Annington Immobilien SE	25,060,254
44,651	Volkswagen AG (Preference Shares)	11,841,552

		88,215,387

	Hong Kong - 1.6%
964,400	Hong Kong Exchanges and Clearing Ltd.	23,639,598

	India - 4.6%
867,811	Bharti Infratel Ltd.	5,338,775
174,802	Container Corp. Of India Ltd.	4,422,200
133,958	Divi’s Laboratories Ltd.	3,824,053
86,990	HDFC Bank Ltd. ADR	5,122,841
61,100	ICICI Bank Ltd. ADR	632,996
4,659,318	ICICI Bank Ltd.	23,589,673
201,069	Mahindra & Mahindra Ltd.	3,816,532
994,294	Power Grid Corp. of India Ltd.	2,308,665
764,711	Punjab National Bank	1,766,150
1,975,285	State Bank of India	8,437,966
209,968	Tata Consultancy Services Ltd.	8,568,825

		67,828,676

	Ireland - 2.8%
34,569,909	Bank of Ireland (1)	13,190,089
1,046,517	CRH plc	27,190,720

		40,380,809

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Italy - 6.2%
432,358	Assicurazioni Generali S.p.A.	8,501,092
265,411	Banca Generali S.p.A.	8,322,107
1,210,907	FinecoBank Banca Fineco S.p.A. (1)	8,349,426
3,855,559	Intesa Sanpaolo S.p.A.	13,085,774
432,397	Luxottica Group S.p.A.	27,386,159
5,308,086	Snam S.p.A.	25,766,159

		91,410,717

	Japan - 20.0%
213,820	Asahi Group Holdings Ltd.	6,779,899
387,560	Asics Corp.	10,546,414
105,180	Daito Trust Construction Co., Ltd.	11,744,992
501,545	Daiwa House Industry Co., Ltd.	9,885,577
239,510	Eisai Co., Ltd.	17,035,825
1,455,000	Hitachi Ltd.	9,937,435
613,200	Honda Motor Co., Ltd.	20,016,641
567,047	Isuzu Motors Ltd.	7,523,282
248,100	Kansai Electric Power Co., Inc. (1)	2,364,611
261,700	Kyushu Electric Power Co., Inc. (1)	2,535,535
464,010	M3, Inc.	9,843,913
185,000	Mitsubishi Estate Co., Ltd.	4,290,510
2,164,050	Mitsubishi UFJ Financial Group, Inc.	13,402,852
636,240	Mitsui Fudosan Co., Ltd.	18,685,093
3,273,000	NEC Corp.	9,614,181
335,685	Nippon Telegraph & Telephone Corp.	20,722,175
352,005	Olympus Corp. (1)	13,050,784
233,045	Ono Pharmaceutical Co., Ltd.	26,297,713
215,750	Rakuten, Inc.	3,798,954
561,320	Seven & I Holdings Co., Ltd.	23,588,494
183,100	Shikoku Electric Power Co., Inc. (1)	2,253,555
640,650	T&D Holdings, Inc.	8,800,029
390,505	Takeda Pharmaceutical Co., Ltd.	19,493,179
565,900	Tokio Marine Holdings, Inc.	21,360,916

		293,572,559

	Luxembourg - 0.4%
58,826	Altice S.A. (1)	6,379,032

	Mexico - 0.2%
1,545,000	Corp. Inmobiliaria Vesta S.A.B. de C.V.	2,856,328

	Netherlands - 4.3%
76,601	ASML Holding N.V.	7,765,773
1,777,627	ING Groep N.V. (1)	26,038,641
3,164,262	Koninklijke KPN N.V.	10,725,742
184,004	NXP Semiconductors N.V. (1)	18,466,641

		62,996,797

	Romania - 0.2%
204,036	Electrica, S.A. GDR(1)(2)	2,468,836

	South Korea - 1.3%
81,599	Korea Electric Power Corp.	3,362,669
379,488	SK Hynix, Inc.	15,500,803

		18,863,472

	Spain - 0.6%
284,958	Inditex S.A.	9,148,767

	Sweden - 4.8%
406,267	Assa Abloy Ab Class B	24,199,443
653,085	Electrolux AB Series B	18,657,601
301,731	Hennes & Mauritz AB Class B	12,225,451
594,393	SKF AB Class B	15,347,815

		70,430,310

	Switzerland - 10.3%
138,123	Adecco S.A. (1)	11,481,258
94,758	Cie Financiere Richemont S.A.	7,613,889
575,375	Julius Baer Group Ltd. (1)	28,759,439

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

516,025	Novartis AG		50,931,914
84,842	Roche Holding AG		23,313,904
1,583,399	UBS AG		29,690,470

			151,790,874

	Taiwan - 2.1%
6,458,035	Taiwan Semiconductor Manufacturing Co., Ltd.		30,014,106

	United Kingdom - 10.4%
599,631	AstraZeneca plc		41,145,751
69,864	Derwent London plc REIT		3,540,567
644,175	Diageo plc		17,801,344
1,245,926	Direct Line Insurance Group plc		5,879,517
121,121	Hikma Pharmaceuticals plc		3,812,134
1,094,513	International Consolidated Airlines Group S.A. (1)		9,755,623
235,095	Markit, Ltd. (1)		6,324,055
114,854	Schroders plc		5,440,800
2,022,335	Sky plc		29,752,561
175,283	Standard Chartered plc		2,839,008
1,187,952	WPP plc		26,979,107

			153,270,467

	Total Common Stocks (cost $1,322,097,184)		1,459,927,730

	Total Long-Term Investments (cost $1,322,097,184)		1,459,927,730
Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
$ 5,539,225	BlackRock Liquidity Funds TempFund Portfolio		5,539,225

	Total Short-Term Investments (cost $5,539,225)		5,539,225

	Total Investments (cost $1,327,636,409)^	99.7%	$1,465,466,955
	Other Assets & Liabilities	0.3%	4,660,010

	Total Net Assets	100.0%	$1,470,126,965

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	163,976,482
Unrealized Depreciation		(26,145,936)

Net Unrealized Appreciation	$	137,830,546

(1)	Non-income producing.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2015, the aggregate value of this security was $2,468,836, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)

EUR	Buy	4/01/2015	SSG	$2,225,477	$2,211,799	$(13,678)
GBP	Buy	4/01/2015	UBS	743,932	745,112	1,180
GBP	Sell	4/02/2015	CSFB	303,593	303,440	153
HKD	Buy	4/02/2015	JPM	3,009,808	3,010,022	214
JPY	Sell	4/02/2015	BOA	12,523,204	12,504,806	18,398
JPY	Sell	4/06/2015	CSFB	1,217,944	1,217,361	583
SEK	Buy	4/01/2015	SSG	742,607	741,086	(1,521)

Total						$5,329

*                                              See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Counterparty Abbreviations:

BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:

GBP	British Pound
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Currency Concentration of Securities

as of March 31, 2015

Description	Percentage of Net Assets
Brazilian Real	0.3%
Canadian Dollar	3.9
Swiss Franc	10.3
Danish Krone	0.2
Euro	31.1
British Pound	11.9
Hong Kong Dollar	4.2
Indian Rupee	4.3
Japanese Yen	20.0
South Korea Won	1.3
Mexican Peso	0.2
Swedish Krona	4.8
Taiwanese Dollar	2.1
United States Dollar	4.7
Short-Term Investments	0.4
Other Assets & Liabilities	0.3

Total	100.0%

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Belgium	$50,184,316	$—	$50,184,316	$—
Brazil	6,013,946	6,013,946	—	—
Canada	57,496,166	57,496,166	—	—
China	73,933,635	34,898,701	39,034,934	—
Denmark	3,359,139	—	3,359,139	—
Finland	14,708,433	—	14,708,433	—
France	140,965,360	—	140,965,360	—
Germany	88,215,387	—	88,215,387	—
Hong Kong	23,639,598	—	23,639,598	—
India	67,828,676	19,663,437	48,165,239	—
Ireland	40,380,809	—	40,380,809	—
Italy	91,410,717	—	91,410,717	—
Japan	293,572,559	—	293,572,559	—
Luxembourg	6,379,032	6,379,032	—	—
Mexico	2,856,328	2,856,328	—	—
Netherlands	62,996,797	18,466,641	44,530,156	—
Romania	2,468,836	—	2,468,836	—
South Korea	18,863,472	—	18,863,472	—
Spain	9,148,767	—	9,148,767	—
Sweden	70,430,310	—	70,430,310	—
Switzerland	151,790,874	—	151,790,874	—
Taiwan	30,014,106	—	30,014,106	—
United Kingdom	153,270,467	6,324,055	146,946,412	—
Short-Term Investments	5,539,225	5,539,225	—	—

Total	$1,465,466,955	$157,637,531	$1,307,829,424	$—

Foreign Currency Contracts(2)	$20,528	$—	$20,528	$—

Total	$20,528	$—	$20,528	$—

Liabilities
Foreign Currency Contracts(2)	$(15,199)	$—	$(15,199)	$—

Total	$(15,199)	$—	$(15,199)	$—

(1) For the three-month period ended March 31, 2015, investments valued at $28,634,521 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 100.0%*
	Automobiles & Components - 1.3%
395,907	Harley-Davidson, Inc.	$24,047,391

	Banks - 3.7%
93,275	Cullen/Frost Bankers, Inc.	6,443,437
199,653	East West Bancorp, Inc.	8,077,960
344,461	First Republic Bank	19,665,279
279,795	M&T Bank Corp.	35,533,965

		69,720,641

	Capital Goods - 8.1%
698,576	Allison Transmission Holdings, Inc.	22,312,518
211,239	Colfax Corp. (1)	10,082,438
262,175	IDEX Corp.	19,880,730
356,730	Jacobs Engineering Group, Inc. (1)	16,109,927
288,125	Lennox International, Inc.	32,180,681
278,506	MSC Industrial Direct Co., Inc. Class A	20,108,133
290,758	PACCAR, Inc.	18,358,460
155,993	Pall Corp.	15,660,137

		154,693,024

	Commercial & Professional Services - 9.6%
347,116	Clean Harbors, Inc. (1)	19,709,246
502,363	Equifax, Inc.	46,719,759
403,791	Manpowergroup, Inc.	34,786,595
747,297	Robert Half International, Inc.	45,226,414
286,568	TriNet Group, Inc. (1)	10,095,791
559,243	Waste Connections, Inc.	26,921,958

		183,459,763

	Consumer Durables & Apparel - 2.3%
93,324	Harman International Industries, Inc.	12,470,886
24,353	NVR, Inc. (1)	32,356,857

		44,827,743

	Consumer Services - 0.6%
297,167	Apollo Education Group, Inc. (1)	5,622,400
200,570	DeVry Education Group, Inc.	6,691,015

		12,313,415

	Diversified Financials - 4.4%
271,056	Invesco Ltd.	10,758,213
160,196	Moody’s Corp.	16,628,345
284,584	MSCI, Inc. Class A	17,447,845
290,616	Northern Trust Corp.	20,241,404
438,687	SEI Investments Co.	19,341,710

		84,417,517

	Energy - 6.6%
116,347	Cimarex Energy Co.	13,390,376
1,076,815	Cobalt International Energy, Inc. (1)	10,132,829
136,507	Diamondback Energy, Inc. (1)	10,489,198
235,390	Energen Corp.	15,535,740
243,801	Gulfport Energy Corp. (1)	11,192,904
514,422	Laredo Petroleum, Inc. (1)	6,708,063
670,445	Memorial Resource Development Corp. (1)	11,893,694
833,177	Patterson-UTI Energy, Inc.	15,642,898
61,211	Pioneer Natural Resources Co.	10,008,611
566,623	QEP Resources, Inc.	11,814,090
170,630	World Fuel Services Corp.	9,807,812

		126,616,215

	Food & Staples Retailing - 0.6%
129,283	PriceSmart, Inc.	10,986,469

	Food, Beverage & Tobacco - 1.8%
245,102	Monster Beverage Corp. (1)	33,920,891

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Health Care Equipment & Services - 9.1%
615,478	Envision Healthcare Holdings, Inc. (1)	23,603,581
612,284	IMS Health Holdings, Inc. (1)	16,574,528
227,463	MEDNAX, Inc. (1)	16,493,342
267,054	Omnicare, Inc.	20,579,181
382,217	Patterson Cos., Inc.	18,648,368
231,844	Sirona Dental Systems, Inc. (1)	20,863,642
278,157	Team Health Holdings (1)	16,274,966
244,982	Universal Health Services, Inc. Class B	28,836,831
122,415	Varian Medical Systems, Inc. (1)	11,518,027

		173,392,466

	Insurance - 6.0%
48,486	Alleghany Corp. (1)	23,612,682
41,021	Fairfax Financial Holdings Ltd.	22,995,468
49,957	Markel Corp. (1)	38,414,935
22,998	White Mountains Insurance Group Ltd.	15,742,591
288,375	WR Berkley Corp.	14,565,821

		115,331,497

	Materials - 3.4%
196,498	Ball Corp.	13,880,619
238,995	Packaging Corp. of America	18,687,019
54,453	Sherwin-Williams Co.	15,491,878
279,922	Silgan Holdings, Inc.	16,271,866

		64,331,382

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
94,595	Agios Pharmaceuticals, Inc. (1)	8,920,309
608,641	Alkermes plc (1)	37,108,842
169,693	Alnylam Pharmaceuticals, Inc. (1)	17,719,343
238,073	Incyte Corp. (1)	21,821,771
799,721	Ironwood Pharmaceuticals, Inc. (1)	12,795,536
106,993	Jazz Pharmaceuticals plc (1)	18,487,320
173,471	Medivation, Inc. (1)	22,389,902
53,590	Mettler-Toledo International, Inc. (1)	17,612,353
42,897	Puma Biotechnology, Inc. (1)	10,128,411
158,681	Waters Corp. (1)	19,727,222

		186,711,009

	Retailing - 5.7%
295,955	Advance Automotive Parts, Inc.	44,301,504
527,090	CarMax, Inc. (1)	36,374,481
104,711	Tiffany & Co.	9,215,615
226,549	TripAdvisor, Inc. (1)	18,842,080

		108,733,680

	Semiconductors & Semiconductor Equipment - 1.1%
185,695	First Solar, Inc. (1)	11,102,704
327,650	SunPower Corp. (1)	10,258,722

		21,361,426

	Software & Services - 13.7%
505,204	Akamai Technologies, Inc. (1)	35,892,218
167,002	Factset Research Systems, Inc.	26,586,718
2,187,907	Genpact Ltd. (1)	50,868,838
736,747	HomeAway, Inc. (1)	22,227,657
634,857	Pandora Media, Inc. (1)	10,291,032
286,146	Solera Holdings, Inc.	14,782,302
1,090,720	Vantiv, Inc. Class A(1)	41,120,144
288,416	VeriSign, Inc. (1)	19,315,220
223,855	WEX, Inc. (1)	24,033,073
366,986	Yelp, Inc. (1)	17,376,787

		262,493,989

	Technology Hardware & Equipment - 6.7%
355,231	Amphenol Corp. Class A	20,933,763
422,117	CDW Corp. of Delaware	15,719,637
153,578	F5 Networks, Inc. (1)	17,652,255

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

110,696	FEI Co.		8,450,533
885,318	National Instruments Corp.		28,365,589
595,693	Nimble Storage, Inc. (1)		13,289,911
909,658	Trimble Navigation Ltd. (1)		22,923,381

			127,335,069

	Transportation - 3.6%
36,194	AMERCO		11,958,498
268,516	Genesee & Wyoming, Inc. Class A(1)		25,895,683
227,444	J.B. Hunt Transport Services, Inc.		19,422,580
609,846	JetBlue Airways Corp. (1)		11,739,536

			69,016,297

	Utilities - 1.9%
138,006	Eversource Energy		6,972,063
640,941	UGI Corp.		20,888,267
175,071	Wisconsin Energy Corp.		8,666,015

			36,526,345

	Total Common Stocks (cost $1,472,848,762)		1,910,236,229

	Total Long-Term Investments (cost $1,472,848,762)		1,910,236,229
Short-Term Investments - 0.0%
	Other Investment Pools & Funds - 0.0%
$ 666,127	Fidelity Money Market Class 1		666,127

	Total Short-Term Investments (cost $666,127)		666,127

	Total Investments (cost $1,473,514,889)^	100.0%	$1,910,902,356
	Other Assets & Liabilities	0.0%	500,632

	Total Net Assets	100.0%	$1,911,402,988

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$484,302,775
Unrealized Depreciation	(46,915,308)

Net Unrealized Appreciation	$437,387,467

(1)	Non-income producing.

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.9%
Consumer Staples	2.4
Energy	6.6
Financials	14.1
Health Care	18.9
Industrials	21.3
Information Technology	21.5
Materials	3.4
Utilities	1.9

Total	100.0%

Other Assets & Liabilities	0.0

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$1,910,236,229	$1,910,236,229	$—	$—
Short-Term Investments	666,127	666,127	—	—

Total	$1,910,902,356	$1,910,902,356	$—	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 98.4%*
	Automobiles & Components - 1.0%
174,800	Goodyear Tire & Rubber Co.	$4,733,584

	Banks - 7.9%
197,858	BankUnited, Inc.	6,477,871
98,100	CIT Group, Inc.	4,426,272
160,800	Comerica, Inc.	7,256,904
114,365	EverBank Financial Corp.	2,062,001
92,100	Iberiabank Corp.	5,805,063
44,200	South State Corp.	3,022,838
286,600	Zions Bancorporation	7,738,200

		36,789,149

	Capital Goods - 15.5%
226,734	Barnes Group, Inc.	9,180,460
69,700	Curtis-Wright Corp.	5,153,618
59,081	Esterline Technologies Corp. (1)	6,760,048
132,200	Generac Holdings, Inc. (1)	6,436,818
69,900	Hubbell, Inc. Class B	7,662,438
107,700	Moog, Inc. Class A(1)	8,082,885
98,896	Orbital ATK, Inc.	7,578,362
193,680	Rexel S.A.	3,651,987
380,400	Sanwa Holdings Corp.	2,821,930
114,500	Sensata Technologies Holding N.V. (1)	6,578,025
9,800	Teledyne Technologies, Inc. (1)	1,045,954
104,900	WESCO International, Inc. (1)	7,331,461

		72,283,986

	Consumer Durables & Apparel - 8.3%
158,600	D.R. Horton, Inc.	4,516,928
167,700	Lennar Corp. Class A	8,688,537
261,386	Newell Rubbermaid, Inc.	10,212,351
349,700	Performance Sports Group, Ltd. (1)	6,819,150
528,000	Samsonite International S.A.	1,837,282
166,500	Toll Brothers, Inc. (1)	6,550,110

		38,624,358

	Consumer Services - 1.7%
145,400	Norwegian Cruise Line Holdings Ltd. (1)	7,853,054

	Diversified Financials - 2.1%
110,600	LPL Financial Holdings, Inc.	4,850,916
81,900	MSCI, Inc. Class A	5,021,289
451,900	Solar Cayman Ltd. (1)(2)(3)(4)	31,633

		9,903,838

	Energy - 5.0%
438,900	Cobalt International Energy, Inc. (1)	4,130,049
108,100	Diamondback Energy, Inc. (1)	8,306,404
77,700	HollyFrontier Corp.	3,128,979
208,700	Laredo Petroleum, Inc. (1)	2,721,448
23,100	Newfield Exploration Co. (1)	810,579
178,700	QEP Resources, Inc.	3,725,895
281,300	Trican Well Service Ltd.	766,243

		23,589,597

	Food, Beverage & Tobacco - 2.2%
86,687	Ebro Foods S.A.	1,616,613
76,100	Ingredion, Inc.	5,922,102
736,357	Treasury Wine Estates Ltd.	2,861,049

		10,399,764

	Health Care Equipment & Services - 2.9%
237,946	Brookdale Senior Living, Inc. (1)	8,984,841
52,600	Wellcare Health Plans, Inc. (1)	4,810,796

		13,795,637

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Insurance - 8.3%
100,910	Argo Group International Holdings Ltd.	5,060,636
104,400	Hanover Insurance Group, Inc.	7,577,352
96,912	Reinsurance Group of America, Inc. Class A	9,031,229
10,900	StanCorp Financial Group, Inc.	747,740
273,197	Unum Group	9,214,935
201,200	XL Group plc Class A	7,404,160

		39,036,052

	Materials - 8.2%
130,800	Cabot Corp.	5,886,000
107,600	Celanese Corp. Class A	6,010,536
217,900	Huntsman Corp.	4,830,843
291,700	Louisiana-Pacific Corp. (1)	4,815,967
206,992	Methanex Corp. ADR	11,088,561
39,200	Packaging Corp. of America	3,065,048
40,600	Reliance Steel & Aluminum	2,479,848

		38,176,803

	Media - 2.3%
33,400	AMC Entertainment Holdings Class A	1,185,366
247,600	Interpublic Group of Cos., Inc.	5,476,912
156,400	Quebecor, Inc. Class B	4,183,674

		10,845,952

	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
520,049	Almirall S.A. (1)	9,559,013
74,300	Ono Pharmaceutical Co., Ltd.	8,384,304
33,431	UCB S.A.	2,415,091
82,100	WuXi PharmaTech Cayman, Inc. ADR(1)	3,183,838

		23,542,246

	Real Estate - 9.0%
155,319	American Assets Trust, Inc. REIT	6,722,206
205,100	Blackstone Mortgage Trust, Inc. REIT Class A	5,818,687
153,200	Equity Lifestyle Properties, Inc. REIT	8,418,340
119,100	Extra Space Storage, Inc. REIT	8,047,587
246,600	Forest City Enterprises, Inc. REIT Class A(1)	6,293,232
14,300	Plum Creek Timber Co., Inc. REIT	621,335
46,800	SL Green Realty Corp. REIT	6,008,184

		41,929,571

	Retailing - 1.4%
172,900	DSW, Inc. Class A	6,376,552

	Semiconductors & Semiconductor Equipment - 4.8%
275,100	Microsemi Corp. (1)	9,738,540
9,700	NXP Semiconductors N.V. (1)	973,492
111,950	Qorvo, Inc. (1)	8,922,415
34,200	Synaptics, Inc. (1)	2,780,631

		22,415,078

	Software & Services - 4.0%
174,600	Booz Allen Hamilton Holding Corp. Class A	5,052,924
55,400	Check Point Software Technologies Ltd. ADR (1)	4,541,138
146,900	Verint Systems, Inc. (1)	9,097,517

		18,691,579

	Technology Hardware & Equipment - 3.5%
229,300	Arris Group, Inc. (1)	6,625,623
160,951	Arrow Electronics, Inc. (1)	9,842,154

		16,467,777

	Utilities - 5.3%
42,700	Alliant Energy Corp.	2,690,100
156,200	Great Plains Energy, Inc.	4,167,416
158,700	Portland General Electric Co.	5,886,183
219,119	UGI Corp.	7,141,088

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

122,200	Westar Energy, Inc. Class A		4,736,472

			24,621,259

	Total Common Stocks (cost $345,753,939)		460,075,836

	Total Long-Term Investments (cost $345,753,939)		460,075,836
Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
$ 5,871,903	Federated Prime Obligations Fund		5,871,903

	Total Short-Term Investments (cost $5,871,903)		5,871,903

	Total Investments (cost $351,625,842)^	99.6%	$465,947,739
	Other Assets & Liabilities	0.4%	1,701,528

	Total Net Assets	100.0%	$467,649,267

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$123,611,565
Unrealized Depreciation	(9,289,668)

Net Unrealized Appreciation	$114,321,897

(1)	Non-income producing.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of this security was $31,633, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2015, the aggregate value of this security was $31,633, which represents 0.0% of total net assets.
(4)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares / Par	Security	Cost
03/2007	451,900	Solar Cayman Ltd.	$132,446

At March 31, 2015, the aggregate value of these securities were $31,633, which represents 0.0% of total net assets.

	Foreign Currency Contracts Outstanding at March 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)
CAD	Sell	4/06/2015	CBA	$12,655	$12,666		$(11)
* See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia

Currency Abbreviations:
CAD	Canadian Dollar

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.7%
Consumer Staples	2.2
Energy	5.0
Financials	27.3
Health Care	7.9
Industrials	15.5
Information Technology	12.3
Materials	8.2
Utilities	5.3

Total	98.4%

Short-Term Investments	1.2
Other Assets & Liabilities	0.4

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$460,075,836	$426,896,934	$33,147,269	$31,633
Short-Term Investments	5,871,903	5,871,903	—	—

Total	$465,947,739	$432,768,837	$33,147,269	$31,633

Liabilities
Foreign Currency Contracts(3)	$(11)	$—	$(11)	$—

Total	$(11)	$—	$(11)	$—

(1)	For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Common Stocks	Total
Beginning balance	$31,633	$31,633
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$31,633	$31,633

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was zero.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 93.1%
	Automobiles & Components - 0.5%
20,048	Dana Holding Corp.	$424,216
120,884	Gentherm, Inc. (1)	6,105,851
5,499	Standard Motor Products, Inc.	232,388
12,938	Tenneco Automotive, Inc. (1)	742,900
520	Tesla Motors, Inc. (1)	98,160

		7,603,515

	Banks - 1.5%
3,490	Bank of Marin Bancorp	177,641
28,163	Blue Hills Bancorp, Inc. (1)	372,315
29,412	Clifton Bancorp, Inc.	415,003
41,170	EverBank Financial Corp.	742,295
22,266	First Merchants Corp.	524,142
20,070	Flushing Financial Corp.	402,805
11,173	Great Western Bancorp, Inc.	245,918
12,878	Heritage Financial Corp.	218,926
40,121	MGIC Investment Corp. (1)	386,365
361,094	PacWest Bancorp	16,931,698
8,720	Sandy Spring Bancorp, Inc.	228,725
14,118	Trico Bancshares	340,667
12,761	Wintrust Financial Corp.	608,444
2,247	WSFS Financial Corp.	169,941

		21,764,885

	Capital Goods - 12.8%
8,000	A.O. Smith Corp.	525,280
17,611	AAON, Inc.	431,998
110,929	Acuity Brands, Inc.	18,653,821
196,072	Advanced Drainage Systems, Inc.	5,870,396
342,114	AECOM Technology Corp. (1)	10,543,953
1,851	Alamo Group, Inc.	116,854
417,689	Altra Industrial Motion Corp.	11,544,924
236,385	Applied Industrial Technologies, Inc.	10,717,696
149,519	Astronics Corp. (1)	11,019,550
1,951	Astronics Corp. Class B(1)	142,599
9,395	AZZ, Inc.	437,713
8,254	CAI International, Inc. (1)	202,801
1,530	Carlisle Cos., Inc.	141,724
2,323	Crane Co.	144,978
470,077	DigitalGlobe, Inc. (1)	16,015,523
5,468	EMCOR Group, Inc.	254,098
3,599	Esterline Technologies Corp. (1)	411,797
386,611	Generac Holdings, Inc. (1)	18,824,090
8,574	H & E Equipment Services, Inc.	214,264
526,327	HD Supply Holdings, Inc. (1)	16,397,718
11,920	Heico Corp. Class A	590,517
9,394	Insteel Industries, Inc.	203,192
6,667	Lennox International, Inc.	744,637
9,655	Luxfer Holdings plc ADR	129,087
6,057	Lydall, Inc. (1)	192,128
318,730	Masonite International Corp. (1)	21,437,780
75,053	Moog, Inc. Class A(1)	5,632,728
13,445	NN, Inc.	337,201
328,132	Owens Corning, Inc.	14,240,929
80,460	Teledyne Technologies, Inc. (1)	8,587,496
5,588	Textainer Group Holdings Ltd.	167,584
23,744	Titan International, Inc.	222,244
8,134	Toro Co.	570,356
186,675	Watts Water Technologies, Inc. Class A	10,272,725
12,299	WL Ross Holding Corp. (1)	129,262

		186,069,643

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Commercial & Professional Services - 2.3%
16,126	CECO Environmental Corp.	171,097
9,858	Deluxe Corp.	682,962
7,405	Exponent, Inc.	658,304
11,649	Gategroup Holding AG	393,103
14,844	GP Strategies Corp. (1)	549,228
19,028	Heritage Crystal Clean, Inc. (1)	222,628
15,085	On Assignment, Inc. (1)	578,811
575,748	TriNet Group, Inc. (1)	20,283,602
174,017	Wageworks, Inc. (1)	9,280,327

		32,820,062

	Consumer Durables & Apparel - 3.9%
11,259	Arctic Cat, Inc.	408,927
24,303	Crocs, Inc. (1)	287,018
350,728	GoPro, Inc. Class A(1)	15,225,103
8,881	iRobot Corp. (1)	289,787
476,158	Kate Spade & Co. (1)	15,898,916
11,091	M/I Schottenstein Homes, Inc. (1)	264,409
19,248	New Home Co., Inc. (1)	307,006
7,157	Oxford Industries, Inc.	539,996
2,513,980	Samsonite International S.A.	8,747,896
120,849	Skechers USA, Inc. Class A(1)	8,690,252
17,931	Steven Madden Ltd. (1)	681,378
15,105	Taylor Morrison Home Corp. Class A(1)	314,939
239,713	Vince Holding Corp. (1)	4,446,676
2,431	William Lyon Homes Class A(1)	62,768

		56,165,071

	Consumer Services - 3.8%
29,075	Bloomin’ Brands, Inc.	707,395
7,375	Brinker International, Inc.	454,005
29,674	Buffalo Wild Wings, Inc. (1)	5,378,116
32,280	Del Frisco’s Restaurant Group, Inc. (1)	650,442
825,963	Diamond Resorts International, Inc. (1)	27,611,943
14,334	Ignite Restaurant Group, Inc. (1)	69,520
57,293	Jack in the Box, Inc.	5,495,544
8,025	Marriott Vacations Worldwide Corp.	650,426
66,686	Panera Bread Co. Class A(1)	10,669,427
43,335	Red Robin Gourmet Burgers, Inc. (1)	3,770,145
10,353	Ruth’s Hospitality Group, Inc.	164,406

		55,621,369

	Diversified Financials - 2.6%
8,069	Alaris Royalty Corp.	210,365
8,665	Evercore Partners, Inc. Class A	447,634
124,522	Financial Engines, Inc.	5,208,755
470,940	HFF, Inc. Class A	17,679,088
128,880	Platform Specialty Products Corp. (1)	3,307,061
21,799	Regional Management Corp. (1)	321,753
457,422	Wisdomtree Investments, Inc.	9,816,276

		36,990,932

	Energy - 2.0%
53,301	Abraxas Petroleum Corp. (1)	173,228
6,938	C&J Energy Services Ltd. (1)	77,220
207,857	Diamondback Energy, Inc. (1)	15,971,732
10,540	Forum Energy Technologies, Inc. (1)	206,584
14,172	Jones Energy, Inc. Class A(1)	127,265
121,362	Karoon Gas Australia Ltd. (1)	198,253
9,238	PBF Energy, Inc. Class A	313,353
13,751	Rosetta Resources, Inc. (1)	234,042
450,423	RSP Permian, Inc. (1)	11,346,155
51,587	Superior Drilling Products I (1)	158,888
15,585	Synergy Resources Corp. (1)	184,682

		28,991,402

	Food & Staples Retailing - 0.2%
10,866	Casey’s General Stores, Inc.	979,027
3,200	Diplomat Pharmacy, Inc. (1)	110,656
16,273	Natural Grocers by Vitamin Cottage, Inc. (1)	449,297
7,212	PriceSmart, Inc.	612,876

		2,151,856

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Food, Beverage & Tobacco - 0.6%
8,676	Darling Ingredients, Inc. (1)	121,550
11,581	Freshpet, Inc. (1)	225,019
7,582	Post Holdings, Inc. (1)	355,141
702,637	SunOpta, Inc. (1)	7,462,005
9,047	TreeHouse Foods, Inc. (1)	769,176

		8,932,891

	Health Care Equipment & Services - 9.9%
322,028	Acadia Healthcare Co., Inc. (1)	23,057,205
10,131	Aceto Corp.	222,882
7,129	Anika Therapeutics, Inc. (1)	293,501
1,288	Atrion Corp.	445,017
110,529	Cardiovascular Systems, Inc. (1)	4,315,052
491	Corvel Corp. (1)	16,895
6,804	Cyberonics, Inc. (1)	441,716
318,989	Dexcom, Inc. (1)	19,885,774
469,287	Endologix, Inc. (1)	8,010,729
6,941	Ensign Group, Inc.	325,255
450,676	Envision Healthcare Holdings, Inc. (1)	17,283,425
26,256	Examworks Group, Inc. (1)	1,092,775
36,741	Globus Medical, Inc. Class A(1)	927,343
19,455	HealthSouth Corp.	863,024
188,595	Heartware International, Inc. (1)	16,552,983
6,253	ICU Medical, Inc. (1)	582,404
607,092	Insulet Corp. (1)	20,246,518
211,991	LDR Holding Corp. (1)	7,767,350
2,716	MEDNAX, Inc. (1)	196,937
5,875	Natus Medical, Inc. (1)	231,886
14,971	Omnicell, Inc. (1)	525,482
11,971	Team Health Holdings (1)	700,423
12,729	U.S. Physical Therapy, Inc.	604,628
18,720	Vascular Solutions, Inc. (1)	567,590
666,214	Veeva Systems, Inc. Class A(1)	17,008,444
6,636	Wellcare Health Plans, Inc. (1)	606,929

		142,772,167

	Insurance - 0.8%
13,453	Amerisafe, Inc.	622,201
401,396	Assured Guaranty Ltd.	10,592,841
22,870	James River Group Holdings Ltd.	538,131
2,630	Phoenix Cos., Inc. (1)	131,474

		11,884,647

	Materials - 4.5%
12,064	Advanced Emissions Solutions, Inc. (1)	206,294
8,389	Cabot Corp.	377,505
1,559,938	Graphic Packaging Holding Co.	22,681,498
2,007	Haynes International, Inc.	89,532
1,320,020	Headwaters, Inc. (1)	24,209,167
363,428	KapStone Paper & Packaging Corp.	11,934,975
14,441	Myers Industries, Inc.	253,151
22,120	New Gold, Inc. (1)	74,987
44,173	Omnova Solutions, Inc. (1)	376,796
18,820	Orion Engineered Carbons S.A.	338,760
148,833	Platform Specialty Products Corp. (1)	3,819,055
18,345	PolyOne Corp.	685,186
9,391	Silgan Holdings, Inc.	545,899

		65,592,805

	Media - 2.1%
608,860	Imax Corp. (1)	20,524,670
352,903	Markit, Ltd. (1)	9,493,091

		30,017,761

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
436,992	Achillion Pharmaceuticals, Inc. (1)	4,308,741
15,600	Acorda Therapeutics, Inc. (1)	519,168
220,596	Aerie Pharmaceuticals, Inc. (1)	6,913,479
88,004	Agios Pharmaceuticals, Inc. (1)	8,298,777
14,146	Albany Molecular Research, Inc. (1)	248,970
10,500	Alkermes plc (1)	640,185
69,472	Alnylam Pharmaceuticals, Inc. (1)	7,254,266
216,866	Anacor Pharmaceuticals, Inc. (1)	12,545,698
68,909	Arena Pharmaceuticals, Inc. (1)	301,132
4,926	Avalanche Biotechnologies, Inc. (1)	199,602
143	Bellicum Pharmaceuticals, Inc. (1)	3,313
570,033	BioCryst Pharmaceuticals, Inc. (1)	5,147,398
26,694	Cara Therapeutics Inc (1)	268,275
121,310	Cepheid (1)	6,902,539
10,248	Dicerna Pharmaceuticals, Inc. (1)	246,259
12,189	Five Prime Theapeutics, Inc (1)	278,519
14,354	Glycomimetics, Inc. (1)	119,425
182,674	Intersect ENT, Inc. (1)	4,718,469
398,841	Ironwood Pharmaceuticals, Inc. (1)	6,381,456
130,702	Isis Pharmaceuticals, Inc. (1)	8,321,796
7,106	KYTHERA Biopharmaceuticals, Inc. (1)	356,366
17,730	Medicines Co. (1)	496,795
756,977	Novavax, Inc. (1)	6,260,200
157,449	Otonomy, Inc. (1)	5,567,397
10,363	PAREXEL International Corp. (1)	714,943
5,705	Philbro Animal Health Corp. Class A	202,014
346,816	Portola Pharmaceuticals, Inc. (1)	13,165,135
15,360	Prestige Brands Holdings, Inc. (1)	658,790
186,015	PTC Therapeutics, Inc. (1)	11,319,013
25,459	Puma Biotechnology, Inc. (1)	6,011,125
287,931	Regulus Therapeutics, Inc. (1)	4,877,551
171,956	Relypsa, Inc. (1)	6,202,453
66,607	Synageva BioPharma Corp. (1)	6,496,181
257,477	Tesaro, Inc. (1)	14,779,180
157,281	Tetraphase Pharmaceuticals, Inc. (1)	5,762,776
40,269	Trevana, Inc. (1)	262,554
5,907	Ultragenyx Pharmaceutical, Inc. (1)	366,766
50,969	Xenoport, Inc. (1)	362,899
5,071	Zafgen, Inc. (1)	200,862

		157,680,467

	Real Estate - 3.4%
31,462	Arbor Realty Trust, Inc. REIT	219,605
20,119	Armada Hoffler Properties, Inc. REIT	214,469
20,806	CareTrust REIT, Inc. REIT	282,129
10,838	Coresite Realty Corp. REIT	527,594
10,467	Easterly Government Properties, Inc. REIT(1)	167,995
582,293	Kennedy-Wilson Holdings, Inc.	15,221,139
3,489	Marcus & Millichap, Inc. (1)	130,768
16,879	Medical Properties Trust, Inc. REIT	248,796
901,258	Paramount Group, Inc. REIT	17,394,279
291,604	Pebblebrook Hotel Trust REIT	13,579,998
15,286	Ramco-Gershenson Properties Trust REIT	284,320
8,599	Stag Industrial, Inc. REIT	202,249
14,445	Summit Hotel Properties, Inc. REIT	203,241
34,514	Sunstone Hotel Investors, Inc. REIT	575,348

		49,251,930

	Retailing - 2.1%
5,016,400	Allstar Co. (1)(2)(3)	4,966,236
10,085	Core-Mark Holding Co., Inc.	648,667
279,817	CST Brands, Inc.	12,264,379
15,440	DSW, Inc. Class A	569,427
15,385	Five Below, Inc. (1)	547,245
11,232	HSN, Inc.	766,359
39,627	Pier 1 Imports, Inc.	553,986
10,038	Shoe Carnival, Inc.	295,519
489,143	Tuesday Morning Corp. (1)	7,875,202
38,874	Wayfair, Inc. Class A(1)	1,248,633
12,383	zulily, Inc. Class A(1)	160,855

		29,896,508

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Semiconductors & Semiconductor Equipment - 4.8%
134,570	Ambarella, Inc. (1)	10,188,295
28,057	Exar Corp. (1)	281,973
15,892	Inphi Corp. (1)	283,354
264,702	Mellanox Technologies Ltd. (1)	12,001,589
12,031	Nanometrics, Inc. (1)	202,361
192,382	Power Integrations, Inc.	10,019,255
9,509	Qorvo, Inc. (1)	757,867
18,510	Rambus, Inc. (1)	232,763
266,739	SunEdison Semiconductor Ltd. (1)	6,887,201
722,188	SunEdison, Inc. (1)	17,332,512
346,496	SunPower Corp. (1)	10,848,790

		69,035,960

	Software & Services - 17.5%
12,116	Aspen Technology, Inc. (1)	466,345
5,517	CACI International, Inc. Class A(1)	496,089
833	Carbonite, Inc. (1)	11,912
9,361	Cass Information Systems, Inc.	525,527
11,348	comScore, Inc. (1)	581,018
360,433	Constant Contact, Inc. (1)	13,772,145
120,679	CoStar Group, Inc. (1)	23,873,927
7,006	CSG Systems International, Inc.	212,912
90,498	Demandware, Inc. (1)	5,511,328
3,041	Digimarc Corp.	66,750
12,627	Ellie Mae, Inc. (1)	698,399
168,347	Envestnet, Inc. (1)	9,440,900
10,605	ePlus, Inc. (1)	921,893
26,429	Everyday Health, Inc. (1)	339,877
25,792	Exlservice Holdings, Inc. (1)	959,462
10,214	Fair Isaac, Inc.	906,186
46,808	Five9, Inc. (1)	260,253
349,887	Fleetmatics Group Ltd. (1)	15,692,432
43,139	Global Cash Access, Inc. (1)	328,719
171,131	Heartland Payment Systems, Inc.	8,017,487
277,167	HubSpot, Inc. (1)	11,058,963
13,397	j2 Global, Inc.	879,915
12,361	Manhattan Associates, Inc. (1)	625,590
58,372	Marchex, Inc. Class B	238,158
415,140	Marketo, Inc. (1)	10,635,887
181,904	MAXIMUS, Inc.	12,143,911
31,123	Model N, Inc. (1)	372,231
10,928	Netscout Systems, Inc. (1)	479,193
143	New Relic, Inc. (1)	4,962
11,273	Nuance Communications, Inc. (1)	161,768
14,852	Perficient, Inc. (1)	307,288
19,301	PTC, Inc. (1)	698,117
11,773	Q2 Holdings, Inc. (1)	248,881
9,637	Qualys, Inc. (1)	447,928
22,736	Sapiens International Corp. N.V. (1)	186,435
223,635	Shutterstock, Inc. (1)	15,357,015
15,819	Silver Spring Networks, Inc. (1)	141,422
8,955	Solera Holdings, Inc.	462,615
23,455	Tangoe, Inc. (1)	323,679
1,069,389	Telogis (2)(3)	769,960
4,990	Textura Corp. (1)	135,628
545,027	TrueCar, Inc. (1)	9,728,732
174,830	Tyler Corp. (1)	21,072,260
284,173	Verint Systems, Inc. (1)	17,598,834
405,437	Virtusa Corp. (1)	16,776,983
10,685	WebMD Health Corp. (1)	468,377
112,159	WEX, Inc. (1)	12,041,390
740,536	WNS Holdings Ltd. ADR (1)	18,009,836
88,348	Zendesk, Inc. (1)	2,004,616
167,358	Zillow Group, Inc. Class A(1)	16,786,007
88,426	Zix Corp. (1)	347,514

		253,597,656

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Technology Hardware & Equipment - 2.0%
177,005	Arista Networks, Inc. (1)	12,484,163
11,349	CalAmp Corp. (1)	183,740
13,344	CDW Corp. of Delaware	496,931
15,041	Ciena Corp. (1)	290,442
192,238	Cognex Corp. (1)	9,533,082
8,300	Control4 Corp. (1)	99,434
3,804	FEI Co.	290,397
43,750	Mitel Networks Corp. (1)	444,938
224,598	Nimble Storage, Inc. (1)	5,010,781
139,670	ParkerVision, Inc. (1)	115,926
10,475	Radware Ltd. (1)	219,032
19,171	Sonus Networks, Inc. (1)	151,067
81,299	Speed Commerce, Inc. (1)	51,926
9,225	Ubiquiti Networks, Inc.	272,599

		29,644,458

	Telecommunication Services - 0.0%
4,509	Shenandoah Telecommunications Co.	140,500

	Transportation - 4.9%
25,889	Celadon Group, Inc.	704,699
296,013	Landstar System, Inc.	19,625,662
12,773	Marten Transport Ltd.	296,334
207,845	Old Dominion Freight Line, Inc. (1)	16,066,419
3,544	Park-Ohio Holdings Corp.	186,662
123,325	Spirit Airlines, Inc. (1)	9,540,422
694,614	Swift Transportation Co. (1)	18,073,856
153,562	XPO Logistics, Inc. (1)	6,982,464

		71,476,518

	Utilities - 0.0%
2,963	ALLETE, Inc.	156,328
6,033	Pattern Energy Group, Inc.	170,854
18,000	Spark Energy, Inc. Class A	265,500

		592,682

	Total Common Stocks (cost $1,155,623,200)	1,348,695,685

Exchange Traded Funds - 0.9%
	Other Investment Pools & Funds - 0.9%
89,791	iShares Russell 2000 Growth ETF	13,607,826

	Total Exchange Traded Funds (cost $12,803,245)	13,607,826

Preferred Stocks - 2.8%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,420	Sancilio & Co., Inc. (2)(3)	314,163

	Retailing - 0.5%
104,986	Tory Burch LLC (1)(2)(3)	6,208,752

	Software & Services - 1.9%
1,393,846	Apigee Corp. (2)(3)	4,864,523
169,989	Cloudera, Inc. (2)(3)	5,048,673
206,888	Nutanix, Inc. (2)(3)	3,581,231
1,456,330	Telogis, Inc. (2)(3)	6,203,966
157,023	Veracode, Inc. (2)(3)	4,316,562
1,026,132	Zuora, Inc. Series F(2)(3)	3,508,725

		27,523,680

	Technology Hardware & Equipment - 0.2%
197,006	Pure Storage, Inc. (1)(2)(3)	3,154,066

	Telecommunication Services - 0.2%
8,418	DocuSign, Inc. Series B(2)(3)	162,383

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

4,655	DocuSign, Inc. Series D(2)(3)		89,795
120,393	DocuSign, Inc. Series E(2)(3)		2,322,381

			2,574,559

	Total Preferred Stocks (cost $32,734,842)		39,775,220

Convertible Preferred Stocks - 0.0%
	Capital Goods - 0.0%
2,339	William Lyon Homes, Inc., 6.50%(3)		302,503

	Total Convertible Preferred Stocks (cost $233,900)		302,503

Warrants - 1.0%
	Diversified Financials - 1.0%
569,900	Platform Specialty Products Corp. (1)		14,623,634

	Total Warrants (cost $10,828,100)		14,623,634

	Total Long-Term Investments (cost $1,212,223,287)		1,417,004,868
Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
$ 28,548,493	BlackRock Liquidity Funds TempFund Portfolio		28,548,493

	Total Short-Term Investments (cost $28,548,493)		28,548,493

	Total Investments (cost $1,240,771,780)^	99.8%	$1,445,553,361
	Other Assets & Liabilities	0.2%	2,966,924

	Total Net Assets	100.0%	$1,448,520,285

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$236,625,717
Unrealized Depreciation	(31,844,136)

Net Unrealized Appreciation	$204,781,581

(1)	Non-income producing.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	5,016,400	Allstar Co.	$2,182,229
04/2014	1,393,846	Apigee Corp. Preferred	4,056,092
02/2014	169,989	Cloudera, Inc. Preferred	2,475,040
02/2014	133,466	DocuSign, Inc. Preferred	1,752,729
08/2014	206,888	Nutanix, Inc. Preferred	2,771,575
04/2014	197,006	Pure Storage, Inc. Preferred	3,098,096
05/2014	92,420	Sancilio & Co., Inc. Preferred	349,066
09/2013	1,069,389	Telogis	2,118,567
09/2013	1,456,330	Telogis, Inc. Preferred	3,205,674
11/2013	104,986	Tory Burch LLC Preferred	8,228,416
08/2014	157,023	Veracode, Inc. Preferred	2,899,571
01/2015	1,026,132	Zuora, Inc. Preferred	3,898,583

			$37,035,638

At March 31, 2015, the aggregate value of these securities were $45,511,416, which represents 3.2% of total net assets.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of these securities were $45,813,919, which represents 3.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

	Foreign Currency Contracts Outstanding at March 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)
CAD	Buy	4/01/2015	DEUT	$44,111	$43,883	$(228)
HKD	Sell	4/02/2015	JPM	358,154	358,179	(25)
Total						$(253)
* See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CAD	Canadian Dollar
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
0.2%
Consumer Discretionary	12.6
Consumer Staples	0.8
Energy	2.0
Financials	10.2
Health Care	20.8
Industrials	20.3
Information Technology	26.4
Materials	4.5

Total	97.8%

Short-Term Investments	2.0
Other Assets & Liabilities	0.2

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$1,348,695,685	$1,330,313,176	$12,646,313	$5,736,196
Exchange Traded Funds	13,607,826	13,607,826	—	—
Preferred Stocks	39,775,220	—	—	39,775,220
Convertible Preferred Stocks	302,503	—	302,503	—
Warrants	14,623,634	—	14,623,634	—
Short-Term Investments	28,548,493	28,548,493	—	—

Total	$1,445,553,361	$1,372,469,495	$27,572,450	$45,511,416

Liabilities
Foreign Currency Contracts(3)	$(253)	$—	$(253)	$—

Total	$(253)	$—	$(253)	$—

(1) For the three-month period ended March 31, 2015, investments valued at $16,634,172 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$5,718,141	$63,011,393	$68,729,534
Purchases	-	3,898,583	3,898,583
Sales	-	(14,063,534)	(14,063,534)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	8,790,109	8,790,109
Net change in unrealized appreciation/depreciation	18,055	(21,861,331)	(21,843,276)
Transfers into Level 3(1)	-	-	-
Transfers out of Level 3(1)	-	-	-
Ending balance	$5,736,196	$39,775,220	$45,511,416

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $3,067,237.

(1) Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 98.2%
	Banks - 3.5%
356,420	PNC Financial Services Group, Inc.	$33,232,601
457,220	Wells Fargo & Co.	24,872,768

		58,105,369

	Capital Goods - 10.7%
154,317	General Dynamics Corp.	20,945,446
418,089	Honeywell International, Inc.	43,610,864
210,102	Lockheed Martin Corp.	42,642,302
184,164	Northrop Grumman Corp.	29,643,038
376,026	United Technologies Corp.	44,070,247

		180,911,897

	Consumer Durables & Apparel - 2.4%
409,665	NIKE, Inc. Class B	41,101,689

	Consumer Services - 2.3%
392,022	McDonald’s Corp.	38,198,624

	Diversified Financials - 1.7%
78,835	BlackRock, Inc.	28,840,996

	Energy - 9.3%
1,917,564	BG Group plc	23,535,678
382,808	Chevron Corp.	40,187,184
472,209	Enbridge, Inc.	22,902,136
469,889	Exxon Mobil Corp.	39,940,565
360,936	Schlumberger Ltd.	30,116,500

		156,682,063

	Food & Staples Retailing - 6.7%
139,366	Costco Wholesale Corp.	21,113,252
284,871	CVS Health Corp.	29,401,536
460,064	Wal-Mart Stores, Inc.	37,840,264
289,859	Walgreens Boots Alliance, Inc.	24,545,260

		112,900,312

	Food, Beverage & Tobacco - 6.2%
255,865	Anheuser-Busch InBev N.V.	31,257,845
1,091,729	Coca-Cola Co.	44,269,611
1,034,614	Diageo plc	28,590,863

		104,118,319

	Health Care Equipment & Services - 7.5%
468,277	Cardinal Health, Inc.	42,271,365
490,705	Medtronic plc	38,270,083
391,376	UnitedHealth Group, Inc.	46,295,867

		126,837,315

	Household & Personal Products - 3.7%
435,387	Colgate-Palmolive Co.	30,189,734
394,335	Procter & Gamble Co.	32,311,810

		62,501,544

	Insurance - 6.8%
420,223	ACE Ltd.	46,850,662
292,092	Chubb Corp.	29,530,501
662,898	Marsh & McLennan Cos., Inc.	37,181,949

		113,563,112

	Materials - 4.3%
259,989	Ecolab, Inc.	29,737,542
350,746	Praxair, Inc.	42,349,072

		72,086,614

	Media - 1.5%
235,886	Walt Disney Co.	24,742,082

	Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
177,687	Amgen, Inc.	28,403,267

Hartford Stock HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

410,598	Johnson & Johnson		41,306,159
732,891	Merck & Co., Inc.		42,126,575
609,019	Pfizer, Inc.		21,187,771
120,656	Roche Holding AG		33,155,305

			166,179,077

	Real Estate - 1.3%
112,086	Public Storage REIT		22,096,634

	Retailing - 5.3%
9,440,100	Allstar Co. (1)(2)(3)		9,345,699
449,781	Lowe’s Cos., Inc.		33,459,209
670,781	TJX Cos., Inc.		46,988,209

			89,793,117

	Software & Services - 9.2%
439,602	Accenture plc Class A		41,186,311
467,526	Automatic Data Processing, Inc.		40,038,927
991,757	Microsoft Corp.		40,319,881
774,946	Oracle Corp.		33,438,920

			154,984,039

	Transportation - 4.9%
505,600	Canadian National Railway Co.		33,859,691
506,290	United Parcel Service, Inc. Class B		49,079,753

			82,939,444

	Utilities - 1.0%
236,007	Dominion Resources, Inc.		16,725,816

	Total Common Stocks (cost $1,275,912,038)		1,653,308,063

	Total Long-Term Investments (cost $1,275,912,038)		1,653,308,063
Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
$ 28,510,106	Fidelity Money Market Class 1		28,510,106

	Total Short-Term Investments (cost $28,510,106)		28,510,106

	Total Investments (cost $1,304,422,144)^	99.9%	$1,681,818,169
	Other Assets & Liabilities	0.1%	1,970,056

	Total Net Assets	100.0%	$1,683,788,225

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	398,967,243
Unrealized Depreciation		(21,571,218)

Net Unrealized Appreciation	$	377,396,025

(1)	Non-income producing.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of this security was $9,345,699, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares / Par	Security	Cost
08/2011	9,440,100	Allstar Co.	$4,106,619

Hartford Stock HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

At March 31, 2015, the aggregate value of these securities were $9,345,699, which represents 0.5% of total net assets.

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Percentage of Net
Sector	Assets
Equity Securities
Consumer Discretionary	11.0%
Consumer Staples	16.6
Energy	9.3
Financials	13.3
Health Care	17.4
Industrials	16.1
Information Technology	9.2
Materials	4.3
Utilities	1.0

Total	98.2%

Short-Term Investments	1.7
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$1,653,308,063	$1,527,422,673	$116,539,691	$9,345,699
Short-Term Investments	28,510,106	28,510,106	—	—

Total	$1,681,818,169	$1,555,932,779	$116,539,691	$9,345,699

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Common Stocks	Total
Beginning balance	$9,754,455	$9,754,455
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)		-
Net change in unrealized appreciation/depreciation	(408,756)	(408,756)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-
Ending balance	$9,345,699	$9,345,699

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $(408,756).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Asset & Commercial Mortgage Backed Securities - 31.1%
	Asset-Backed - Automobile - 1.5%
	AmeriCredit Automobile Receivables Trust
$3,800,000	2.72%, 09/09/2019	$3,873,310
	CPS Automotive Trust
221,297	5.01%, 06/17/2019(1)	225,955
	Credit Acceptance Automotive Loan Trust
8,005,000	1.88%, 03/15/2022(1)	8,032,953
1,860,000	2.21%, 09/15/2020(1)	1,870,998
	First Investors Automotive Owner Trust
2,665,000	1.49%, 01/15/2020(1)	2,670,474
6,495,000	1.67%, 11/16/2020(1)	6,507,081
1,295,000	1.81%, 10/15/2018(1)	1,301,527
1,750,000	2.39%, 11/16/2020(1)	1,758,908
	GM Financial Automobile Leasing Trust
1,260,000	1.96%, 03/20/2018(1)	1,264,368
	Santander Drive Automotive Receivables Trust
4,790,000	1.55%, 10/15/2018	4,810,353
1,920,000	1.82%, 05/15/2019	1,922,880
1,385,000	2.25%, 06/17/2019	1,400,598
4,500,000	2.36%, 04/15/2020	4,536,180
	Westlake Automobile Receivables Trust
8,275,000	1.58%, 04/15/2020(1)	8,296,672

		48,472,257

	Asset-Backed - Finance & Insurance - 12.9%
	American Money Management Corp
9,180,000	1.71%, 07/27/2026(1)(2)(3)	9,134,100
	Apidos CDO
2,555,000	2.12%, 07/15/2023(1)(2)(4)	2,551,934
	Apidos CLO
6,015,000	1.71%, 01/19/2025(1)(2)(3)	5,987,331
10,915,000	1.76%, 04/17/2026(1)(2)(3)	10,909,542
	Apidos CLO XX
2,695,000	1.77%, 01/16/2027(1)(2)	2,702,816
	Ares CLO Ltd.
8,473,682	1.11%, 04/20/2023(1)(2)	8,437,245
10,350,000	1.78%, 04/17/2026(1)(2)	10,354,140
	Atlas Senior Loan Fund Ltd.
7,610,000	1.80%, 10/15/2026(1)(2)	7,602,390
4,200,000	1.80%, 07/16/2026(1)(2)	4,197,900
	Atrium CDO Corp.
3,535,000	2.01%, 11/16/2022(1)(2)	3,502,478
	Atrium X
790,000	1.37%, 07/16/2025(1)(2)	778,703
	Avalon IV Capital Ltd.
3,980,000	2.11%, 04/17/2023(1)(2)	3,953,732
	Avery Point CLO Ltd.
10,050,000	1.78%, 04/25/2026(1)(2)	9,997,740
	Babson CLO Ltd.
2,330,000	1.75%, 07/20/2025(1)(2)	2,329,767
	Cal Funding II Ltd.
1,550,792	3.47%, 10/25/2027(1)	1,561,022
	Cent CLO 20 Ltd.
9,345,000	1.74%, 01/25/2026(1)(2)	9,336,589
	Cent CLO 21 Ltd.
6,305,000	1.75%, 07/27/2026(1)(2)	6,296,173
	Cent CLO 23 Ltd.
8,090,000	1.76%, 04/17/2026(1)(2)(4)	8,085,955
3,115,000	2.32%, 04/17/2026(1)(2)(4)	3,101,294
	CIFC Funding Ltd.
8,965,000	1.74%, 05/24/2026(1)(2)	8,932,726
11,095,000	1.75%, 04/18/2025(1)(2)	11,066,153
7,240,000	2.36%, 08/14/2024(1)(2)	7,213,936

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Consumer Credit Origination Loan Trust
2,371,840	2.82%, 03/15/2021(1)	2,380,540
	Dryden Senior Loan Fund
10,915,000	1.61%, 04/18/2026(1)(2)(3)	10,848,418
6,710,000	1.73%, 07/15/2027	6,710,000
10,870,000	1.73%, 07/15/2026(1)(2)	10,864,565
	Fieldstone Mortgage Investment Corp.
1,846,342	0.44%, 05/25/2036(2)	1,205,610
	First Franklin Mortgage Loan Trust
3,267,261	0.41%, 04/25/2036(2)	2,112,519
	Flatiron CLO Ltd.
2,210,000	2.16%, 07/17/2026(1)(2)	2,226,575
	Gramercy Park CLO Ltd.
8,670,000	1.56%, 07/17/2023(1)(2)	8,696,010
	GSAMP Trust
4,646,915	0.26%, 01/25/2037(2)	2,806,839
	ING Investment Management CLO Ltd.
5,215,000	1.47%, 03/14/2022(1)(2)(3)	5,212,393
10,895,000	1.76%, 04/18/2026(1)(2)(3)	10,899,358
3,335,000	2.09%, 03/14/2022(1)(2)	3,313,323
	LCM Ltd.
1,345,000	2.15%, 04/15/2022(1)(2)	1,335,854
	Limerock CLO
11,335,000	1.76%, 04/18/2026(1)(2)	11,310,063
	Madison Park Funding Ltd.
6,520,000	1.71%, 01/19/2025(1)(2)	6,503,700
9,860,000	1.76%, 07/20/2026(1)(2)	9,842,252
	Magnetite CLO Ltd.
8,310,000	1.68%, 07/25/2026(1)(2)	8,283,408
6,540,000	1.73%, 04/15/2026(1)(2)	6,536,730
5,835,000	1.82%, 04/15/2027(1)(2)	5,837,918
6,695,000	2.21%, 07/25/2026(1)(2)	6,666,881
	Neuberger Berman CLO XIV Ltd.
8,335,000	1.72%, 04/15/2026(1)(2)	8,316,663
	Neuberger Berman CLO XVII Ltd.
8,265,000	1.72%, 08/04/2025(1)(2)	8,231,113
	Oaktree EIF II Ltd.
7,885,000	1.91%, 02/15/2026(1)(2)	7,881,058
	OHA Credit Partners Ltd.
3,030,000	1.73%, 07/20/2026(1)(2)	3,026,970
	OHA Loan Funding Ltd.
9,445,000	1.77%, 02/15/2027(1)(2)	9,440,277
	OZLM Funding Ltd.
10,530,000	1.81%, 04/17/2026(1)(2)	10,524,735
	Race Point IX CLO Ltd.
9,700,000	1.77%, 04/15/2027(1)(2)	9,695,150
	SBA Tower Trust
5,250,000	2.90%, 10/15/2044(1)	5,313,809
	Securitized Asset Backed Receivables LLC
556,887	0.26%, 07/25/2036(2)	274,209
	Seneca Park CLO Ltd.
7,360,000	1.74%, 07/17/2026(1)(2)	7,385,760
	Shackleton CLO Ltd.
7,325,000	1.74%, 07/17/2026(1)(2)	7,288,375
	Sound Point CLO IV Ltd.
6,354,000	1.63%, 01/21/2026(1)(2)	6,303,803
	Sound Point CLO VIII Ltd.
7,680,000	1.79%, 04/15/2027(1)(2)	7,660,800
	SpringCastle America Funding LLC
7,106,733	2.70%, 05/25/2023(1)	7,125,026
	Springleaf Funding Trust
7,805,000	2.41%, 12/15/2022(1)	7,808,200
	Symphony CLO VIII L.P.
8,030,000	2.00%, 01/09/2023(1)(2)	8,020,364
	Symphony CLO XIV Ltd.
8,660,000	1.73%, 07/14/2026(1)(2)	8,683,382

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Tremen Park Ltd.
7,955,000	1.76%, 04/20/2027(1)(2)(4)	7,951,023
	Voya CLO Ltd.
2,915,000	1.71%, 07/17/2026(1)(2)	2,909,462
7,550,000	1.74%, 04/18/2027(1)(2)(4)	7,538,675
2,670,000	2.36%, 04/18/2027(1)(2)(4)	2,666,796

		405,672,272

	Asset-Backed - Home Equity - 0.7%
	GSAA Home Equity Trust
14,223,506	0.25%, 02/25/2037(2)(3)	7,666,285
7,158,513	0.27%, 03/25/2037(2)(3)	3,886,980
5,125,131	0.35%, 11/25/2036(2)	2,734,396
1,840,211	0.40%, 04/25/2047(2)	1,218,628
173,421	0.41%, 11/25/2036(2)	105,286
1,455,097	0.47%, 03/25/2036(2)	1,041,954
	Morgan Stanley ABS Capital I
773,995	0.32%, 06/25/2036(2)	705,538
	Morgan Stanley Mortgage Loan Trust
1,830,663	0.34%, 11/25/2036(2)	885,862
	Soundview Home Equity Loan Trust, Inc.
3,225,000	0.35%, 07/25/2037(2)	2,008,981
1,090,000	0.42%, 11/25/2036(2)	751,626

		21,005,536

	Collateralized-Mortgage Obligations - 0.0%
	National Credit Union Administration
839,176	1.84%, 10/07/2020(2)	843,347

	Commercial Mortgage-Backed Securities - 12.1%
	Banc of America Commercial Mortgage, Inc.
3,923,064	5.18%, 09/10/2047(2)	3,967,838
	Bear Stearns Commercial Mortgage Securities, Inc.
1,105,000	5.14%, 10/12/2042(2)	1,106,478
2,499,456	5.33%, 02/11/2044	2,659,669
7,067,010	5.41%, 12/11/2040	7,179,722
1,968,095	5.47%, 01/12/2045	2,095,401
510,000	5.58%, 04/12/2038	529,836
5,502,129	5.69%, 06/11/2050	5,946,272
	Citigroup Commercial Mortgage Trust
25,604,498	1.15%, 07/10/2047(5)	1,984,553
4,135,000	4.02%, 03/10/2047	4,549,633
1,175,000	4.40%, 03/10/2047(1)	966,477
445,000	4.90%, 03/10/2047(1)	442,997
	Citigroup/Deutsche Bank Commercial Mortgage Trust
4,902,195	5.30%, 01/15/2046	4,996,342
9,595,000	5.32%, 12/11/2049(3)	10,101,587
	Cobalt CMBS Commercial Funding Corp.
1,100,000	5.25%, 08/15/2048	1,129,088
	Commercial Mortgage Loan Trust
10,847,926	6.03%, 12/10/2049(2)	11,599,654
	Commercial Mortgage Pass-Through Certificates
22,622,020	2.33%, 07/10/2046(1)(5)	1,032,899
650,000	2.85%, 10/15/2045	666,840
4,375,000	3.96%, 03/10/2047(3)	4,782,321
3,555,000	4.02%, 07/10/2045	3,909,103
5,200,000	4.05%, 04/10/2047	5,727,400
1,315,000	4.75%, 10/15/2045(1)	1,045,583
7,489,112	5.75%, 06/10/2046	7,761,484
	Commercial Mortgage Trust
6,780,000	3.42%, 03/10/2031(1)	7,106,830
1,205,000	5.44%, 03/10/2039	1,271,514
340,936	5.79%, 07/10/2038	353,360
	Community or Commercial Mortgage Trust
2,400,000	3.69%, 08/10/2047(3)	2,563,003

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

3,155,000	4.01%, 04/10/2047	3,462,871
4,515,000	4.24%, 07/10/2045	5,074,576
2,435,000	4.35%, 03/10/2046(1)	1,698,607
	Credit Suisse Commercial Mortgage Trust
270,138	5.70%, 06/15/2039	289,021
1,975,000	5.97%, 02/15/2041(2)	2,164,067
	Credit Suisse Mortgage Capital Certificates
5,987,359	5.47%, 09/15/2039(3)	6,258,048
	CS First Boston Mortgage Securities Corp.
2,915,000	4.77%, 07/15/2037	2,918,367
6,530,000	4.88%, 04/15/2037(3)	6,530,725
	CW Capital Cobalt Ltd.
4,249,130	5.22%, 08/15/2048	4,458,416
	DBUBS Mortgage Trust
25,618,208	1.37%, 11/10/2046(1)(5)	535,472
	Four Times Square Trust
3,175,000	5.40%, 12/13/2028(1)	3,639,512
	FREMF Mortgage Trust
4,680,000	3.01%, 10/25/2047(1)(2)	4,744,425
5,485,000	5.24%, 09/25/2043(1)(2)	6,173,000
	GE Business Loan Trust
4,174,942	1.18%, 05/15/2034(1)(2)(3)	3,462,872
	GE Capital Commercial Mortgage Corp.
2,220,222	5.32%, 11/10/2045(2)	2,244,276
	GMAC Commercial Mortgage Securities, Inc.
2,512,074	5.24%, 11/10/2045(2)	2,536,695
	Greenwich Capital Commercial Funding Corp.
8,355,000	5.74%, 12/10/2049	9,004,376
	GS Mortgage Securities Trust
53,088,352	0.31%, 07/10/2046(5)	577,601
10,791,232	1.67%, 08/10/2044(1)(5)	595,072
4,340,000	2.95%, 11/05/2034(1)(3)	4,439,668
1,580,166	3.67%, 04/10/2047(1)(2)	1,136,361
4,510,000	3.68%, 04/10/2047(2)	4,808,134
6,235,000	3.86%, 06/10/2047(3)	6,787,789
4,110,000	4.00%, 04/10/2047(2)	4,515,234
2,960,000	4.87%, 04/10/2047(1)	2,906,924
	Hilton USA Trust
5,985,000	2.66%, 11/05/2030(1)(3)	5,998,610
1,182,558	2.92%, 11/05/2030(1)(2)	1,184,927
	JP Morgan Chase Commercial Mortgage Securities
8,800,578	1.68%, 02/12/2051(2)	8,654,048
1,380,122	2.75%, 10/15/2045(1)	1,111,376
3,550,000	3.91%, 05/05/2030(1)(2)	3,774,545
1,675,924	4.42%, 12/15/2047(1)(2)	1,548,586
1,075,000	4.67%, 10/15/2045(1)(2)	1,075,985
6,145,916	5.23%, 12/15/2044(2)(3)	6,213,096
6,185,833	5.26%, 01/12/2043(2)(3)	6,257,650
9,464,161	5.34%, 05/15/2047(3)	9,967,976
8,447,000	5.69%, 02/12/2049(2)	9,096,245
3,407,741	5.72%, 02/15/2051	3,623,832
	JPMBB Commercial Mortgage Securities Trust
30,103,090	0.89%, 09/15/2047(5)	1,516,714
3,225,000	3.80%, 09/15/2047	3,478,798
	LB-UBS Commercial Mortgage Trust
10,631,250	5.86%, 07/15/2040	11,155,126
1,404,552	6.15%, 04/15/2041	1,539,779
	Lehman Brothers Small Balance Commercial
1,095,003	5.52%, 09/25/2030(1)(2)	1,108,439
	Merrill Lynch Mortgage Investors Trust
1,835,059	5.14%, 07/12/2038	1,852,033
	Merrill Lynch/Countrywide Commercial Mortgage Trust
8,570,595	5.38%, 08/12/2048	9,057,996
2,285,000	5.42%, 08/12/2048	2,414,050
4,830,000	5.70%, 09/12/2049	5,178,171
6,505,000	5.74%, 06/12/2050(2)	7,014,777
	Morgan Stanley BAML Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

16,354,835	1.17%, 12/15/2047(5)	1,211,762
4,320,000	3.74%, 08/15/2047(2)	4,645,093
1,530,000	4.06%, 02/15/2047	1,688,353
1,605,000	4.50%, 08/15/2045(1)	1,267,180
	Morgan Stanley Capital I Trust
98,513,293	0.90%, 09/15/2047(1)(5)	1,376,132
4,920,000	3.47%, 08/11/2029(1)	5,178,590
1,460,000	5.18%, 07/15/2049(1)	1,341,222
1,363,655	5.20%, 11/14/2042(2)	1,376,235
545,000	5.41%, 10/12/2052(1)(2)	552,722
375,000	5.41%, 10/12/2052(1)	377,254
535,000	5.57%, 12/15/2044	571,960
730,663	5.65%, 10/15/2042(2)	743,985
10,889,000	5.69%, 04/15/2049(2)	11,677,059
4,771,983	5.81%, 12/12/2049(2)	5,172,963
1,050,000	6.27%, 01/11/2043(1)	1,091,600
	Morgan Stanley Re-Remic Trust
4,238,461	5.80%, 08/12/2045(1)(2)	4,537,573
2,284,561	5.80%, 08/15/2045(1)(2)	2,444,912
	UBS-Barclays Commercial Mortgage Trust
4,680,000	3.19%, 03/10/2046(2)	4,871,243
985,000	4.09%, 03/10/2046(1)(2)	837,216
	Wachovia Bank Commercial Mortgage Trust
1,001,405	5.31%, 11/15/2048	1,051,659
2,130,000	6.02%, 03/15/2042(1)(2)	2,125,691
	Wells Fargo Commercial Mortgage Trust
6,965,000	2.92%, 10/15/2045	7,188,660
3,220,000	3.82%, 08/15/2050	3,492,151
	WF-RBS Commercial Mortgage Trust
2,410,233	2.92%, 08/15/2047	2,511,810
175,000	3.44%, 04/15/2045	186,509
6,700,000	3.68%, 08/15/2047	7,193,797
120,000	3.88%, 08/15/2046	131,061
3,850,000	4.00%, 05/15/2047	4,232,305
6,150,000	4.05%, 03/15/2047	6,783,253
3,173,865	4.10%, 03/15/2047	3,518,864
315,000	4.36%, 03/15/2048(1)	310,891
550,000	4.90%, 06/15/2044(1)	629,480
710,000	5.00%, 06/15/2044(1)	676,488
815,000	5.00%, 04/15/2045(1)	668,044
1,045,000	5.56%, 04/15/2045(1)(2)	1,133,081

		382,057,550

	Whole Loan Collateral CMO - 3.9%
	Adjustable Rate Mortgage Trust
1,046,574	0.44%, 11/25/2035(2)	953,123
1,436,896	0.67%, 01/25/2036(2)	1,239,550
	American Home Mortgage Assets Trust
1,355,382	0.36%, 09/25/2046(2)	1,012,539
2,275,178	1.07%, 10/25/2046(2)	1,619,401
	Banc of America Funding Corp.
337,342	0.37%, 10/20/2036(2)	252,025
803,529	0.41%, 02/20/2047(2)	696,399
6,284,063	0.48%, 05/20/2047(2)	5,184,685
7,722,915	5.77%, 05/25/2037(3)	6,894,795
352,418	5.85%, 01/25/2037	282,335
	BCAP LLC Trust
1,309,487	0.34%, 01/25/2037(2)	1,037,724
3,404,629	0.35%, 03/25/2037(2)	2,881,184
	Bear Stearns Adjustable Rate Mortgage Trust
1,208,276	2.41%, 10/25/2035(2)	1,190,194
	Bear Stearns Alt-A Trust
715,873	0.55%, 05/25/2036(2)	554,146
	Bear Stearns Mortgage Funding Trust
2,199,606	0.35%, 10/25/2036(2)	1,718,750
	Countrywide Alternative Loan Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

368,008	0.44%, 01/25/2036(2)	327,123
3,332,435	0.49%, 11/25/2035(2)	2,727,981
2,886,578	5.75%, 05/25/2036	2,410,284
	Countrywide Home Loans, Inc.
6,020,494	2.55%, 09/25/2047(2)	5,367,216
1,115,521	2.70%, 04/20/2036(2)	790,668
1,038,976	4.79%, 11/20/2035(2)	928,374
3,246,979	5.75%, 08/25/2037	3,089,348
	CS First Boston Mortgage Securities Corp.
4,241,224	5.50%, 06/25/2035(3)	4,028,913
	Downey S & L Association Mortgage Loan Trust
2,556,532	1.04%, 03/19/2046(2)	1,965,198
	First Horizon Alternative Mortgage Securities
1,792	2.24%, 04/25/2036(2)(3)	1,493
20,862	2.24%, 09/25/2035(2)(3)	18,754
	GMAC Mortgage Corp. Loan Trust
4,805,592	2.94%, 09/19/2035(2)	4,486,083
79,478	2.98%, 04/19/2036(2)	70,404
	GSR Mortgage Loan Trust
8,119,886	2.63%, 01/25/2036(2)	7,402,178
	HarborView Mortgage Loan Trust
3,204,673	0.37%, 01/19/2038(2)	2,707,009
9,747,742	0.42%, 12/19/2036(2)(3)	6,895,465
1,312,963	0.88%, 01/19/2035(2)	915,953
	IndyMac Index Mortgage Loan Trust
4,078,811	0.45%, 07/25/2035(2)(3)	3,398,576
665,715	0.46%, 01/25/2036(2)	462,405
6,424,359	0.57%, 07/25/2046(2)(3)	3,578,330
2,421,808	2.43%, 01/25/2036(2)	2,251,591
1,627,400	2.51%, 08/25/2035(2)	1,304,535
3,536,861	2.58%, 03/25/2036(2)	2,757,825
	JP Morgan Mortgage Trust
2,807,846	2.53%, 09/25/2035(2)	2,675,242
699,085	2.53%, 04/25/2037(2)	623,500
514,614	2.61%, 05/25/2036(2)	456,635
1,185,220	2.61%, 05/25/2036(2)	1,086,364
	Lehman XS Trust
2,566,955	0.38%, 07/25/2046(2)	2,034,669
	Luminent Mortgage Trust
1,724,155	0.43%, 11/25/2035(2)	1,539,005
	Merrill Lynch Mortgage Investors Trust
144,758	2.52%, 12/25/2035(2)	135,395
1,571,798	2.54%, 07/25/2035(2)	1,300,940
	Morgan Stanley Mortgage Loan Trust
—	0.34%, 05/25/2036(2)	—
	Nomura Asset Acceptance Corp. Alternative Loan Trust
128,819	3.56%, 06/25/2036(2)	98,374
	RBSGC Mortgage Pass-Through Certificates
3,214,535	6.25%, 01/25/2037	2,908,829
	Residential Accredit Loans, Inc.
422,583	0.39%, 02/25/2046(2)	202,064
809,378	0.47%, 04/25/2036(2)	578,520
911,359	0.93%, 09/25/2046(2)	617,981
8,545,495	1.39%, 11/25/2037(2)	5,576,918
	Residential Asset Securitization Trust
3,118,777	0.62%, 03/25/2035(2)	2,535,350
1,662,181	6.25%, 11/25/2036	1,183,406
	Sequoia Mortgage Trust
841,954	2.49%, 07/20/2037(2)	705,147
	Springleaf Mortgage Loan Trust
6,285,000	3.52%, 12/25/2065(1)	6,406,634
	Structured Adjustable Rate Mortgage Loan Trust
1,542,019	0.47%, 09/25/2034(2)	1,356,869
	WaMu Mortgage Pass-Through Certificates Trust
1,310,040	0.59%, 06/25/2044(2)	1,211,541
680,106	2.19%, 11/25/2046(2)	612,946

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Wells Fargo Alternative Loan Trust
5,198,969	6.25%, 11/25/2037	5,039,698

		122,288,583

	Total Asset & Commercial Mortgage Backed Securities (cost $965,019,031)	980,339,545

Corporate Bonds - 34.2%
	Aerospace/Defense - 0.3%
	HLM
4,965,000	1.79%, 05/05/2027	4,946,629
	Raytheon Co.
2,315,000	3.13%, 10/15/2020	2,441,818
	Triumph Group, Inc.
1,115,000	5.25%, 06/01/2022	1,095,488

		8,483,935

	Agriculture - 0.1%
	Altria Group, Inc.
903,000	10.20%, 02/06/2039	1,596,925

	Apparel - 0.1%
	William Carter Co.
1,770,000	5.25%, 08/15/2021	1,831,950

	Auto Manufacturers - 1.1%
	Daimler Finance NA LLC
9,600,000	1.65%, 03/02/2018(1)	9,653,357
	Ford Motor Credit Co. LLC
2,425,000	1.46%, 03/27/2017	2,425,587
775,000	4.21%, 04/15/2016	797,153
2,475,000	4.25%, 02/03/2017	2,598,908
	General Motors Financial Co., Inc.
4,985,000	3.50%, 07/10/2019	5,117,915
7,560,000	4.75%, 08/15/2017	7,962,192
	Volkswagen Group of America Finance LLC
5,300,000	1.60%, 11/20/2017(1)	5,346,385

		33,901,497

	Beverages - 0.1%
	Anheuser-Busch InBev Worldwide, Inc.
2,049,000	0.80%, 07/15/2015	2,051,604

	Biotechnology - 0.2%
	Celgene Corp.
4,410,000	4.63%, 05/15/2044	4,690,948
	Gilead Sciences, Inc.
2,620,000	3.50%, 02/01/2025	2,762,876

		7,453,824

	Chemicals - 0.3%
	CF Industries Holdings, Inc.
2,700,000	4.95%, 06/01/2043	2,853,319
5,520,000	5.15%, 03/15/2034(3)	6,049,407
	Dow Chemical Co.
1,350,000	8.55%, 05/15/2019	1,690,224

		10,592,950

	Coal - 0.1%
	Peabody Energy Corp.
2,385,000	6.50%, 09/15/2020	1,478,700

	Commercial Banks - 11.3%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 6,000,000	7.00%, 02/19/2019(6)(7)	6,636,983
$ 4,200,000	9.00%, 05/09/2018(6)(7)	4,567,500
	Banco do Brasil S.A.
4,250,000	6.25%, 04/15/2024(6)(7)	2,841,975
	Banco Santander S.A.
EUR 8,700,000	6.25%, 03/12/2019(6)(7)	9,424,838
1,000,000	6.25%, 09/11/2021(6)(7)	1,080,627
	Bank of America Corp.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

$ 4,000,000	4.00%, 01/22/2025	4,032,372
8,235,000	4.20%, 08/26/2024	8,519,651
1,200,000	4.88%, 04/01/2044	1,350,635
	Bank of Ireland
EUR 889,000	10.00%, 07/30/2016(6)	1,032,847
	Bank of New York Mellon Corp.
$ 15,930,000	2.15%, 02/24/2020	16,060,021
	Barclays Bank plc
12,005,000	6.05%, 12/04/2017(1)(3)	13,214,240
EUR 1,010,000	6.50%, 09/15/2019(7)	1,121,298
1,420,000	8.00%, 12/15/2020(7)	1,696,911
$ 3,245,000	8.25%, 12/15/2018(7)	3,476,745
	BPCE S.A.
4,615,000	2.50%, 12/10/2018(3)	4,725,465
3,760,000	5.15%, 07/21/2024(1)(3)	4,017,534
4,430,000	5.70%, 10/22/2023(1)(3)	4,899,332
	Capital One Financial Corp.
3,300,000	6.15%, 09/01/2016(3)	3,515,995
	Capital One NA/Mclean
12,400,000	1.65%, 02/05/2018	12,350,908
	CIT Group, Inc.
3,063,000	5.50%, 02/15/2019(1)	3,185,520
	Citigroup, Inc.
6,525,000	1.85%, 11/24/2017	6,570,851
3,240,000	2.40%, 02/18/2020	3,251,560
2,200,000	2.50%, 09/26/2018	2,243,120
4,500,000	4.30%, 11/20/2026	4,654,309
1,500,000	6.13%, 08/25/2036	1,816,500
10,205,000	6.68%, 09/13/2043(3)	13,607,918
1,349,000	8.50%, 05/22/2019	1,680,016
	Credit Agricole S.A.
3,385,000	4.38%, 03/17/2025(1)	3,422,750
EUR 2,940,000	6.50%, 06/23/2021(6)(7)	3,323,249
$ 1,710,000	6.63%, 09/23/2019(1)(7)	1,714,275
	Credit Suisse AG
EUR 1,650,000	5.75%, 09/18/2025(6)	2,053,374
$ 1,640,000	7.88%, 02/24/2041(6)	1,738,400
	Credit Suisse Group AG
2,015,000	6.25%, 12/18/2024(1)(7)	1,979,737
	Deutsche Bank AG
5,565,000	4.50%, 04/01/2025(4)	5,537,731
	Export-Import Bank of India
1,715,000	4.00%, 01/14/2023(6)	1,770,477
	Goldman Sachs Group, Inc.
550,000	1.42%, 04/23/2020(2)	556,991
2,000,000	2.38%, 01/22/2018	2,040,862
2,785,000	2.60%, 04/23/2020	2,814,630
4,737,000	6.00%, 06/15/2020	5,528,846
2,655,000	6.25%, 02/01/2041	3,460,729
4,400,000	6.45%, 05/01/2036	5,502,072
6,460,000	6.75%, 10/01/2037	8,482,322
	HSBC Holdings plc
EUR 1,275,000	5.25%, 09/16/2022(6)(7)	1,422,355
$ 1,800,000	5.25%, 03/14/2044	2,049,525
2,100,000	5.63%, 01/17/2020(7)	2,119,687
550,000	6.10%, 01/14/2042	729,003
1,865,000	6.38%, 09/17/2024(7)	1,904,631
1,765,000	6.50%, 09/15/2037	2,252,096
2,050,000	6.80%, 06/01/2038	2,695,824
	JP Morgan Chase & Co.
3,100,000	2.60%, 01/15/2016	3,142,805
1,600,000	3.38%, 05/01/2023	1,610,762
3,820,000	4.35%, 08/15/2021(3)	4,201,878
3,995,000	4.85%, 02/01/2044	4,558,910
760,000	5.60%, 07/15/2041	929,902
9,885,000	5.63%, 08/16/2043	11,856,751
3,500,000	6.00%, 01/15/2018(3)	3,914,876

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	KBC Groep N.V.
EUR 1,290,000	5.63%, 03/19/2019(6)(7)	1,398,350
	Lloyds Banking Group plc
4,115,000	6.38%, 06/27/2020(6)(7)	4,718,452
GBP 2,345,000	7.00%, 06/27/2019(6)(7)	3,560,146
	Merrill Lynch & Co., Inc.
$ 3,006,000	5.70%, 05/02/2017	3,238,658
12,145,000	6.05%, 05/16/2016	12,748,947
4,905,000	7.75%, 05/14/2038	7,063,543
	Morgan Stanley
4,890,000	4.30%, 01/27/2045	5,067,150
2,915,000	4.35%, 09/08/2026	3,055,690
3,685,000	4.88%, 11/01/2022	4,024,617
5,925,000	5.55%, 04/27/2017	6,410,269
8,000,000	6.25%, 08/28/2017	8,837,696
1,600,000	7.30%, 05/13/2019	1,914,106
	PNC Bank NA
1,574,000	6.88%, 04/01/2018	1,805,030
	Royal Bank of Scotland Group plc
3,070,000	5.13%, 05/28/2024	3,220,771
1,815,000	6.13%, 12/15/2022	2,043,864
	Societe Generale S.A.
1,930,000	6.00%, 01/27/2020(1)(7)	1,831,088
EUR 3,105,000	6.75%, 04/07/2021(6)(7)	3,466,943
$ 7,610,000	8.25%, 11/29/2018(6)(7)	8,085,625
	Standard Chartered plc
4,100,000	6.50%, 04/02/2020(1)(4)(7)	4,136,252
	Sumitomo Mitsui Financial Group, Inc.
3,750,000	4.44%, 04/02/2024(1)	4,015,935
	SunTrust Banks, Inc.
5,195,000	3.50%, 01/20/2017	5,408,130
	UBS AG
1,600,000	7.63%, 08/17/2022	1,940,603
	UniCredit S.p.A.
1,500,000	8.00%, 06/03/2024(6)(7)	1,545,000
	Wells Fargo & Co.
7,880,000	3.00%, 02/19/2025	7,913,884
3,165,000	3.45%, 02/13/2023	3,238,444
4,755,000	4.10%, 06/03/2026	5,016,848
3,475,000	4.13%, 08/15/2023	3,709,201
170,000	4.65%, 11/04/2044	182,330
74,000	5.38%, 11/02/2043	87,170
2,650,000	5.61%, 01/15/2044	3,208,885

		357,784,748

	Commercial Services - 0.2%
	ADT Corp.
2,045,000	6.25%, 10/15/2021	2,177,925
	Cardtronics, Inc.
1,430,000	5.13%, 08/01/2022(1)	1,412,125
	Sotheby’s
2,390,000	5.25%, 10/01/2022(1)	2,348,175
	United Rentals North America, Inc.
470,000	4.63%, 07/15/2023	475,288
600,000	5.50%, 07/15/2025	611,250

		7,024,763

	Construction Materials - 0.1%
	Building Materials Corp. of America
1,130,000	5.38%, 11/15/2024(1)	1,146,950
219,000	6.75%, 05/01/2021(1)	232,687
	Cemex S.A.B. de C.V.
EUR 1,495,000	4.38%, 03/05/2023(1)	1,609,509
	USG Corp.
$ 35,000	5.50%, 03/01/2025(1)	35,700

		3,024,846

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Diversified Financial Services - 1.6%
	Aircastle Ltd.
255,000	5.50%, 02/15/2022	271,256
	Bear Stearns & Co., Inc.
4,392,000	5.55%, 01/22/2017(3)	4,698,149
	General Electric Capital Corp.
14,700,000	0.53%, 01/09/2017(2)	14,717,978
1,050,000	5.30%, 02/11/2021	1,212,884
3,900,000	6.25%, 12/15/2022(2)(7)	4,387,500
	Intercorp Peru Ltd.
1,675,000	5.88%, 02/12/2025(1)	1,662,438
	International Lease Finance Corp.
3,920,000	5.88%, 04/01/2019	4,253,200
2,500,000	6.75%, 09/01/2016(1)	2,656,250
	MSCI, Inc.
340,000	5.25%, 11/15/2024(1)	351,475
	Navient Corp.
1,590,000	5.50%, 01/15/2019	1,621,800
1,915,000	7.25%, 01/25/2022	2,020,325
	SBA Tower Trust
5,620,000	2.93%, 12/15/2042(1)	5,686,872
7,645,000	3.60%, 04/15/2043(1)	7,643,976

		51,184,103

	Electric - 0.8%
	AES Corp.
460,000	5.50%, 03/15/2024	458,850
	Consolidated Edison Co. of NY
2,310,000	3.30%, 12/01/2024	2,427,181
	Dolphin Subsidiary II, Inc.
2,860,000	7.25%, 10/15/2021	3,038,750
	Duke Energy Carolinas LLC
2,660,000	4.25%, 12/15/2041	2,926,617
	Duke Energy Florida, Inc.
1,420,000	5.65%, 06/15/2018	1,608,951
	Duke Energy Progress, Inc.
3,465,000	4.38%, 03/30/2044	3,933,295
	Empresa Electrica Angamos S.A.
1,445,000	4.88%, 05/25/2029(1)	1,429,105
	Eskom Holdings Ltd.
6,300,000	5.75%, 01/26/2021(1)	6,080,760
	Pacific Gas & Electric Co.
1,700,000	8.25%, 10/15/2018	2,075,887

		23,979,396

	Engineering&Construction - 0.0%
	Odebrecht Offshore Drilling Finance Ltd.
1,795,093	6.75%, 10/01/2022(6)	1,395,146

	Entertainment - 0.0%
	Merlin Entertainments plc
EUR 600,000	2.75%, 03/15/2022(1)	647,976

	Environmental Control - 0.2%
	Clean Harbors, Inc.
$ 345,000	5.13%, 06/01/2021	351,017
1,385,000	5.25%, 08/01/2020	1,416,162
	Waste Management, Inc.
2,905,000	3.13%, 03/01/2025	2,932,993

		4,700,172

	Food - 0.3%
	Cencosud S.A.
1,950,000	5.15%, 02/12/2025(1)	1,926,284
	JM Smucker Co.
1,175,000	2.50%, 03/15/2020(1)	1,190,769
	Marfrig Holding Europe B.V.
3,825,000	6.88%, 06/24/2019(6)	3,251,250
	Minerva Luxembourg S.A.
1,645,000	7.75%, 01/31/2023(1)	1,620,325
2,000,000	7.75%, 01/31/2023(6)	1,970,000

		9,958,628

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Forest Products&Paper - 0.1%
	Cascades, Inc.
335,000	5.50%, 07/15/2022(1)	340,025
	Clearwater Paper Corp.
1,415,000	5.38%, 02/01/2025(1)	1,443,300

		1,783,325

	Gas - 0.1%
	CenterPoint Energy, Inc.
3,075,000	6.85%, 06/01/2015	3,104,317
	Southern Star Central Corp.
160,000	5.13%, 07/15/2022(1)	164,400

		3,268,717

	Healthcare-Products - 0.7%
	Medtronic, Inc.
5,395,000	2.50%, 03/15/2020(1)	5,514,445
4,530,000	3.15%, 03/15/2022(1)	4,703,789
3,500,000	4.38%, 03/15/2035(1)	3,806,051
2,350,000	4.63%, 03/15/2045(1)	2,663,659
	Zimmer Holdings, Inc.
6,290,000	1.45%, 04/01/2017	6,302,467

		22,990,411

	Healthcare-Services - 0.9%
	Anthem, Inc.
6,600,000	3.50%, 08/15/2024	6,766,280
2,450,000	4.63%, 05/15/2042	2,655,699
	Community Health Systems, Inc.
805,000	5.13%, 08/01/2021	829,150
	HCA, Inc.
3,660,000	6.50%, 02/15/2020(3)	4,121,160
	Laboratory Corp. of America Holdings
2,155,000	3.20%, 02/01/2022	2,181,634
	Roche Holdings, Inc.
4,545,000	3.35%, 09/30/2024(1)	4,766,419
	Tenet Healthcare Corp.
3,695,000	6.00%, 10/01/2020	3,916,700
	UnitedHealth Group, Inc.
3,775,000	1.40%, 10/15/2017	3,811,697
	Wellcare Health Plans, Inc.
720,000	5.75%, 11/15/2020	756,000

		29,804,739

	Holding Companies-Divers - 0.3%
	Hutchison Whampoa Europe Finance Ltd.
EUR 2,670,000	3.75%, 05/10/2018(6)(7)	2,960,634
	Hutchison Whampoa International Ltd.
$ 525,000	1.63%, 10/31/2017(1)	522,846
7,000,000	2.00%, 11/08/2017(1)(3)	7,042,420

		10,525,900

	Home Builders - 0.1%
	Lennar Corp.
1,805,000	4.50%, 06/15/2019	1,863,663

	Insurance - 0.7%
	American International Group, Inc.
480,000	4.50%, 07/16/2044	515,240
335,000	8.18%, 05/15/2068	475,047
	Marsh & McLennan Cos., Inc.
1,540,000	2.55%, 10/15/2018	1,581,469
2,360,000	3.50%, 03/10/2025	2,422,663
	Massachusetts Mutual Life Insurance Co.
2,818,000	8.88%, 06/01/2039(1)	4,623,191

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	MetLife, Inc.
1,745,000	1.76%, 12/15/2017	1,768,196
	Nationwide Mutual Insurance Co.
5,420,000	9.38%, 08/15/2039(1)	8,745,229
	Pacific Life Insurance Co.
325,000	9.25%, 06/15/2039(1)	518,309

		20,649,344

	Internet - 0.3%
	Alibaba Group Holding Ltd.
1,590,000	3.60%, 11/28/2024(6)	1,595,133
	Amazon.com, Inc.
4,925,000	4.95%, 12/05/2044	5,373,037
	Tencent Holdings Ltd.
3,250,000	2.88%, 02/11/2020(1)	3,273,637

		10,241,807

	Iron/Steel - 0.2%
	Glencore Funding LLC
3,480,000	1.70%, 05/27/2016(1)	3,494,526
	Steel Dynamics, Inc.
240,000	5.13%, 10/01/2021(1)	241,500
255,000	5.50%, 10/01/2024(1)	258,506
	United States Steel Corp.
1,265,000	7.38%, 04/01/2020	1,284,354
	Vale Overseas Ltd.
1,875,000	6.88%, 11/21/2036	1,813,500

		7,092,386

	IT Services - 0.4%
	Apple, Inc.
6,040,000	2.50%, 02/09/2025	5,910,865
6,775,000	3.45%, 02/09/2045	6,431,094

		12,341,959

	Machinery-Construction&Mining - 0.0%
	Oshkosh Corp.
525,000	5.38%, 03/01/2025(1)	540,750

	Machinery-Diversified - 0.0%
	Case New Holland Industrial, Inc.
1,301,000	7.88%, 12/01/2017	1,441,248

	Media - 2.2%
	21st Century Fox America, Inc.
1,955,000	8.00%, 10/17/2016	2,160,463
	CCO Holdings LLC
80,000	5.13%, 02/15/2023	80,800
65,000	5.25%, 09/30/2022	66,463
385,000	5.75%, 09/01/2023	402,325
	Comcast Corp.
3,795,000	4.75%, 03/01/2044	4,366,770
425,000	5.70%, 07/01/2019	491,664
	COX Communications, Inc.
20,000	2.95%, 06/30/2023(1)	19,698
3,255,000	3.85%, 02/01/2025(1)	3,352,292
	DirecTV Holdings LLC
2,600,000	3.95%, 01/15/2025	2,678,720
3,000,000	5.00%, 03/01/2021(3)	3,339,150
	DISH DBS Corp.
860,000	5.88%, 11/15/2024(1)	861,075
1,785,000	7.88%, 09/01/2019	1,994,738
	Gannett Co., Inc.
4,005,000	5.13%, 10/15/2019	4,195,237
565,000	5.13%, 07/15/2020	589,013
	NBC Universal Media LLC
1,715,000	5.95%, 04/01/2041	2,242,896
	News America, Inc.
3,500,000	6.15%, 03/01/2037	4,519,438
1,675,000	6.20%, 12/15/2034	2,139,493

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

		Numericable Group S.A.
	645,000	4.88%, 05/15/2019(1)	641,775
		Sky plc
	4,470,000	2.63%, 09/16/2019(1)	4,539,392
		Time Warner Cable, Inc.
	3,310,000	4.50%, 09/15/2042	3,395,279
	225,000	6.75%, 06/15/2039	288,389
	325,000	7.30%, 07/01/2038	438,105
	1,350,000	8.75%, 02/14/2019	1,666,510
		Time Warner Entertainment Co., L.P.
	80,000	8.38%, 03/15/2023	107,499
	8,175,000	8.38%, 07/15/2033	11,989,095
		Time Warner, Inc.
	2,040,000	3.40%, 06/15/2022	2,095,139
	850,000	4.75%, 03/29/2021	949,029
	3,115,000	5.88%, 11/15/2016	3,354,001
	2,725,000	6.10%, 07/15/2040	3,442,618
	1,900,000	6.50%, 11/15/2036	2,465,769
		Unitymedia Hessen GmbH & Co.
	650,000	5.50%, 01/15/2023(1)	680,095

			69,552,930

		Mining - 0.2%
		FMG Resources August 2006 Pty Ltd.
	1,380,000	6.88%, 04/01/2022(1)	1,019,475
		Freeport-McMoRan, Inc.
	5,410,000	4.00%, 11/14/2021	5,280,328
	85,000	5.40%, 11/14/2034	77,714
	575,000	5.45%, 03/15/2043	515,370

			6,892,887

		Oil&Gas - 2.5%
		Anadarko Petroleum Corp.
	1,185,000	3.45%, 07/15/2024	1,186,887
	2,590,000	6.38%, 09/15/2017	2,881,714
		Antero Resources Corp.
	435,000	5.63%, 06/01/2023(1)	430,650
		BP Capital Markets plc
	9,380,000	1.67%, 02/13/2018	9,424,367
	2,340,000	2.52%, 01/15/2020	2,380,037
		California Resources Corp.
	40,000	5.00%, 01/15/2020(1)	36,100
	380,000	5.50%, 09/15/2021(1)	337,136
		Cenovus Energy, Inc.
	2,515,000	5.20%, 09/15/2043(3)	2,537,783
		CNPC General Capital
	6,560,000	1.45%, 04/16/2016(1)(3)	6,558,052
		ConocoPhillips Co.
	3,295,000	3.35%, 11/15/2024	3,395,504
		Continental Resources, Inc.
	1,465,000	5.00%, 09/15/2022	1,444,856
		EnCana Corp.
	4,850,000	6.50%, 05/15/2019	5,571,792
		Harvest Operations Corp.
	1,695,000	6.88%, 10/01/2017	1,542,450
		Hess Corp.
	1,145,000	5.60%, 02/15/2041	1,250,454
		Kerr-McGee Corp.
	3,550,000	6.95%, 07/01/2024	4,442,495
		Lukoil International Finance B.V.
	6,025,000	3.42%, 04/24/2018(1)	5,547,519
		Nexen Energy
	1,185,000	7.50%, 07/30/2039	1,676,243
		Pemex Project Funding Master Trust
	4,105,000	6.63%, 06/15/2035	4,700,225
		Petrobras Global Finance
GBP	1,735,000	5.38%, 10/01/2029	2,131,823
		Petroleos Mexicanos

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

$ 445,000	3.50%, 07/23/2020(1)	455,013
200,000	5.63%, 01/23/2046(1)	203,000
MXN 70,000,000	7.47%, 11/12/2026	4,359,426
	Pioneer Natural Resources Co.
$ 660,000	6.65%, 03/15/2017	717,411
2,090,000	7.50%, 01/15/2020	2,481,936
	QEP Resources, Inc.
10,000	5.25%, 05/01/2023	9,800
45,000	5.38%, 10/01/2022	44,213
55,000	6.80%, 03/01/2020	56,375
	SM Energy Co.
255,000	6.13%, 11/15/2022(1)	253,725
	State Oil Co. of the Azerbaijan Republic
4,144,000	4.75%, 03/13/2023(6)	3,807,806
	Statoil ASA
550,000	3.70%, 03/01/2024	587,448
3,400,000	3.95%, 05/15/2043	3,482,569
	Tesoro Corp.
250,000	5.13%, 04/01/2024	255,000
	Valero Energy Corp.
3,691,000	9.38%, 03/15/2019	4,623,258
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	167,105

		78,980,172

	Oil&Gas Services - 0.1%
	Plains Exploration & Production Co.
1,150,000	6.63%, 05/01/2021	1,213,250
712,000	6.88%, 02/15/2023	755,610

		1,968,860

	Packaging&Containers - 0.0%
	Graphic Packaging International, Inc.
1,020,000	4.88%, 11/15/2022	1,058,250

	Pharmaceuticals - 1.7%
	Actavis Funding SCS
12,650,000	2.35%, 03/12/2018	12,821,079
10,870,000	3.00%, 03/12/2020	11,120,934
6,630,000	3.80%, 03/15/2025	6,842,359
230,000	4.75%, 03/15/2045	244,457
	Cardinal Health, Inc.
6,550,000	3.50%, 11/15/2024(3)	6,769,942
	EMD Finance LLC
3,825,000	2.95%, 03/19/2022(1)	3,869,856
	Merck & Co., Inc.
9,965,000	0.63%, 02/10/2020(2)	10,005,179
	Perrigo Co. Ltd.
2,120,000	1.30%, 11/08/2016	2,118,694

		53,792,500

	Pipelines - 1.5%
	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
185,000	6.25%, 04/01/2023(1)	186,850
	DCP Midstream Operating L.P.
226,000	4.95%, 04/01/2022	220,026
215,000	5.60%, 04/01/2044	184,722
	Energy Transfer Equity L.P.
9,305,000	5.95%, 10/01/2043(3)	10,264,364
3,137,000	7.50%, 10/15/2020(3)	3,513,440
	Kinder Morgan Energy Partners L.P.
4,510,000	5.50%, 03/01/2044	4,717,428
	Kinder Morgan, Inc.
1,240,000	3.05%, 12/01/2019	1,252,306
2,755,000	4.30%, 06/01/2025	2,827,853
3,500,000	5.05%, 02/15/2046	3,495,341
	MarkWest Energy Partners L.P.
480,000	4.88%, 12/01/2024	490,752

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	485,000	6.75%, 11/01/2020	509,250
		Sunoco Logistics Partners Operations L.P.
	2,555,000	4.25%, 04/01/2024	2,623,758
		Tesoro Logistics L.P.
	605,000	5.50%, 10/15/2019(1)	623,150
	905,000	6.25%, 10/15/2022(1)	936,675
		Williams Partners L.P.
	7,150,000	3.60%, 03/15/2022	7,127,671
	5,585,000	3.90%, 01/15/2025	5,460,628
	4,185,000	4.30%, 03/04/2024	4,175,898

			48,610,112

		Real Estate - 0.3%
		ProLogis L.P.
	7,435,000	3.35%, 02/01/2021	7,717,909
		Shimao Property Holdings Ltd.
	1,565,000	8.38%, 02/10/2022(6)	1,584,563

			9,302,472

		Real Estate Investment Trusts - 1.4%
		American Tower Corp.
	3,765,000	3.40%, 02/15/2019	3,888,059
	2,135,000	4.50%, 01/15/2018	2,291,878
	1,225,000	7.00%, 10/15/2017	1,379,652
		Brandywine Operating Partnership L.P.
	4,700,000	3.95%, 02/15/2023	4,774,410
		Duke Realty L.P.
	4,000,000	3.63%, 04/15/2023(3)	4,080,548
	1,480,000	3.75%, 12/01/2024	1,519,065
		HCP, Inc.
	2,810,000	4.25%, 11/15/2023	2,953,434
		Health Care REIT, Inc.
	5,400,000	4.50%, 01/15/2024	5,797,866
		Kimco Realty Corp.
	5,075,000	3.13%, 06/01/2023	5,046,220
		Liberty Property L.P.
	2,165,000	3.38%, 06/15/2023	2,156,606
	1,430,000	4.13%, 06/15/2022	1,496,392
		Realty Income Corp.
	2,766,000	3.25%, 10/15/2022	2,773,321
		UDR, Inc.
	1,395,000	3.70%, 10/01/2020	1,473,522
		Ventas Realty L.P.
	3,425,000	2.70%, 04/01/2020	3,462,230
	1,275,000	3.25%, 08/15/2022	1,279,088
	740,000	3.50%, 02/01/2025	743,022

			45,115,313

		Retail - 0.2%
		CVS Health Corp.
	1,736,820	8.35%, 07/10/2031(1)	2,381,225
		Family Tree Escrow LLC
	550,000	5.75%, 03/01/2023(1)	578,875
		Group 1 Automotive, Inc.
	600,000	5.00%, 06/01/2022(1)	601,500
		Home Depot, Inc.
	265,000	4.20%, 04/01/2043	289,507
		Wal-Mart Stores, Inc.
	2,610,000	4.30%, 04/22/2044	2,912,538

			6,763,645

		Savings&Loans - 0.3%
		Nationwide Building Society
	1,025,000	2.35%, 01/21/2020(1)	1,031,548
GBP	4,535,000	6.88%, 06/20/2019(6)(7)	6,819,718

			7,851,266

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

		Semiconductors - 0.2%
		Sensata Technologies B.V.
	$525,000	5.00%, 10/01/2025(1)	532,219
		TSMC Global Ltd.
	4,461,000	1.63%, 04/03/2018(1)	4,422,430

			4,954,649

		Software - 0.4%
		Activision Blizzard, Inc.
	3,915,000	5.63%, 09/15/2021(1)(3)	4,169,475
		Audatex North America, Inc.
	1,850,000	6.00%, 06/15/2021(1)	1,956,375
		First Data Corp.
	162,000	6.75%, 11/01/2020(1)	172,530
		Microsoft Corp.
	4,780,000	2.38%, 02/12/2022	4,814,516
		Open Text Corp.
	350,000	5.63%, 01/15/2023(1)	363,125

			11,476,021

		Telecommunications - 1.9%
		Altice Financing S.A.
	345,000	6.63%, 02/15/2023(1)	355,350
		America Movil S.A.B. de C.V.
MXN	47,000,000	7.13%, 12/09/2024	3,043,977
		AT&T, Inc.
	$2,515,000	4.80%, 06/15/2044	2,575,438
	345,000	5.50%, 02/01/2018	379,791
	205,000	5.80%, 02/15/2019	232,298
		Colombia Telecomunicaciones S.A. ESP
	2,550,000	8.50%, 03/30/2020(1)(7)	2,556,885
		Digicel Group Ltd.
	1,450,000	8.25%, 09/30/2020(6)	1,452,175
		Inmarsat Finance plc
	890,000	4.88%, 05/15/2022(1)	890,000
		Sprint Communications, Inc.
	2,370,000	7.00%, 03/01/2020(1)	2,612,925
	1,766,000	9.00%, 11/15/2018(1)	2,026,485
		T-Mobile USA, Inc.
	1,315,000	5.25%, 09/01/2018	1,357,737
	1,995,000	6.46%, 04/28/2019	2,057,344
	860,000	6.63%, 04/28/2021	900,850
		Verizon Communications, Inc.
	4,631,000	2.63%, 02/21/2020(1)	4,711,394
	420,000	3.85%, 11/01/2042	381,535
	6,623,000	4.27%, 01/15/2036(1)	6,572,374
	3,185,000	4.40%, 11/01/2034	3,244,413
	6,501,001	4.52%, 09/15/2048(1)	6,471,525
	11,039,000	4.67%, 03/15/2055(1)	10,810,945
	1,580,000	4.86%, 08/21/2046(1)	1,654,157
	1,723,000	5.01%, 08/21/2054(1)	1,787,768
	414,000	6.55%, 09/15/2043	539,094
		Vimpelcom Holdings B.V.
	3,915,000	5.95%, 02/13/2023(1)	3,366,900
		Wind Acquisition Finance S.A.
	1,240,000	4.75%, 07/15/2020(1)	1,243,100

			61,224,460

		Transportation - 0.7%
		Canadian Pacific Railway Co.
	1,780,000	9.45%, 08/01/2021	2,456,893
		FedEx Corp.
	770,000	3.20%, 02/01/2025	780,407
	1,195,000	4.10%, 02/01/2045	1,193,200
		Kansas City Southern de Mexico S.A. de C.V.
	6,525,000	3.00%, 05/15/2023	6,437,265
		Penske Truck Leasing Co.
	970,000	2.50%, 06/15/2019(1)	971,274

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

6,150,000	2.88%, 07/17/2018(1)	6,290,601
1,490,000	4.88%, 07/11/2022(1)	1,611,964
	Ryder System, Inc.
1,860,000	2.55%, 06/01/2019	1,887,686

		21,629,290

	Total Corporate Bonds (cost $1,055,106,335)	1,078,808,239

Foreign Government Obligations - 3.2%
	Brazil - 0.5%
	Brazil Notas do Tesouro Nacional Serie B
BRL 22,203,064	6.00%, 05/15/2019(8)	6,856,852
14,749,484	6.00%, 05/15/2055(8)	4,309,346
	Brazilian Government International Bond
$ 5,525,000	4.88%, 01/22/2021	5,801,250

		16,967,448

	China - 0.1%
	Export-Import Bank of China
2,314,000	3.63%, 07/31/2024(6)	2,422,503

	Colombia - 0.2%
	Colombia Government International Bond
1,590,000	5.00%, 06/15/2045	1,633,725
	Colombian TES
COP 7,240,477,140	3.00%, 03/25/2033(8)	2,438,974
3,798,684,115	3.50%, 03/10/2021(8)	1,522,728

		5,595,427

	Costa Rica - 0.1%
	Costa Rica Government International Bond
CRC 860,100,000	9.20%, 03/27/2019(1)	1,600,255

	Dominican Repb. - 0.1%
	Dominican Republic International Bond
DOP 89,000,000	11.50%, 05/10/2024(1)	2,141,693

	Ethiopia - 0.1%
	Federal Democratic Republic of Ethiopia
$ 1,745,000	6.63%, 12/11/2024(1)	1,694,831

	Indonesia - 0.2%
	Indonesia Government International Bond
EUR 2,675,000	2.88%, 07/08/2021(6)	3,026,567
	Indonesia Treasury Bond
IDR 60,000,000,000	8.38%, 03/15/2024	4,871,128

		7,897,695

	Ivory Coast - 0.1%
	Ivory Coast Government International Bond
$ 1,811,000	6.38%, 03/03/2028(1)	1,815,528

	Kazakhstan - 0.0%
	Kazakhstan Government International Bond
1,775,000	4.88%, 10/14/2044(1)	1,525,300

	Kenya - 0.1%
	Kenya Government International Bond
3,125,000	6.88%, 06/24/2024(6)	3,263,281

	Mexico - 0.7%
	Mexican Bonos
MXN 143,929,800	5.00%, 12/11/2019	9,322,860
59,656,900	7.75%, 11/13/2042	4,534,112
	Mexico Government International Bond
EUR 1,845,000	3.00%, 03/06/2045	2,068,150
$ 4,160,000	4.75%, 03/08/2044	4,368,000
GBP 1,835,000	5.63%, 03/19/2114	2,871,751

		23,164,873

	Montenegro - 0.1%
	Montenegro Government International Bond
EUR 3,635,000	3.88%, 03/18/2020(1)	3,840,136

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Panama - 0.0%
	Panama Government International Bond
$ 1,070,000	3.75%, 03/16/2025	1,096,750

	Romania - 0.0%
	Romania Government Bond
RON 5,080,000	5.85%, 04/26/2023	1,474,508

	Russia - 0.1%
	Russian Federal Bond - OFZ
RUB 195,100,000	7.50%, 02/27/2019(2)	2,896,330
	Russian Foreign Bond - Eurobond
$ 500,000	3.63%, 04/29/2015(6)	500,000

		3,396,330

	South Africa - 0.1%
	South Africa Government Bond
ZAR 37,800,000	7.75%, 02/28/2023	3,146,104

	Tunisia - 0.1%
	Banque Centrale de Tunisie S.A.
$ 1,855,000	5.75%, 01/30/2025(1)	1,871,231

	Turkey - 0.2%
	Turkey Government Bond
TRY 7,885,560	2.50%, 05/04/2016(8)	3,063,075
7,451,000	9.00%, 01/27/2016	2,865,604

		5,928,679

	Uruguay - 0.3%
	Uruguay Government International Bond
UYU 150,582,159	4.25%, 04/05/2027(8)	5,734,089
33,340,607	4.38%, 12/15/2028(8)	1,280,632
$ 3,100,000	5.10%, 06/18/2050	3,224,000

		10,238,721

	Venezuela - 0.1%
	Venezuela Government International Bond
5,900,000	7.00%, 03/31/2038(6)	2,006,000

	Total Foreign Government Obligations (cost $107,188,952)	101,087,293

Municipal Bonds - 1.2%
	Development - 0.0%
	State of California
790,000	7.60%, 11/01/2040	1,243,824
175,000	7.63%, 03/01/2040	272,767

		1,516,591

	General - 0.4%
	Chicago Transit Auth.
3,760,000	6.90%, 12/01/2040	4,846,979
	Industry, CA, Urban Development Agency
275,000	6.10%, 05/01/2024	278,223
	Puerto Rico Commonwealth Gov’t Employees Retirement System
3,325,000	6.15%, 07/01/2038	1,346,758
1,575,000	6.20%, 07/01/2039	637,922
7,965,000	6.30%, 07/01/2043	3,225,984
1,995,000	6.55%, 07/01/2058	807,975

		11,143,841

	General Obligation - 0.6%
	California State GO, Taxable
8,450,000	7.55%, 04/01/2039(3)	13,241,826
	Illinois State, GO
1,815,000	5.10%, 06/01/2033	1,835,872
	Municipal Elec Auth Georgia
3,185,000	6.64%, 04/01/2057	4,251,593

		19,329,291

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Higher Education - 0.2%
	University of California
5,580,000	4.60%, 05/15/2031	6,248,540

	Total Municipal Bonds (cost $36,869,576)	38,238,263

Senior Floating Rate Interests - 5.5%(9)
	Aerospace/Defense - 0.1%
	BE Aerospace, Inc.
1,870,313	4.00%, 12/16/2021	1,883,554
	CD&R Millenium Holding Co.
402,975	4.50%, 07/31/2021	398,861
	DigitalGlobe, Inc.
793,800	3.75%, 01/31/2020	794,300

		3,076,715

	Airlines - 0.0%
	Delta Air Lines, Inc.
948,175	3.25%, 10/18/2018	946,990

	Auto Manufacturers - 0.1%
	Chrysler Group LLC
1,527,069	3.25%, 12/31/2018	1,524,885
2,655,328	3.50%, 05/24/2017	2,654,771

		4,179,656

	Auto Parts&Equipment - 0.1%
	Affinia Group Intermediate Holdings, Inc.
535,867	4.75%, 04/27/2020	535,867
	CS Intermediate Holdco 2 LLC
774,150	4.00%, 04/04/2021	771,634
	MPG Holdco I, Inc.
678,053	4.25%, 10/20/2021	680,935
	Roundy’s Supermarkets, Inc.
623,547	5.75%, 03/03/2021	598,218
	Tower Automotive Holdings USA LLC
1,640,427	4.00%, 04/23/2020	1,635,637

		4,222,291

	Chemicals - 0.2%
	AIlnex (Luxembourg) & Cy SCA
472,103	4.50%, 10/03/2019	472,693
	AIlnex USA, Inc.
244,952	4.50%, 10/03/2019	245,258
	Ferro Corp.
353,225	4.00%, 07/31/2021	350,685
	Ineos US Finance LLC
235,000	0.00%, 03/31/2022(10)	235,059
4,172,105	3.75%, 05/04/2018	4,140,814
	Minerals Technologies, Inc.
933,823	4.00%, 05/07/2021	937,325
	Pinnacle Operating Corp.
877,590	4.75%, 11/15/2018	876,493
	Univar, Inc.
370,176	5.00%, 06/30/2017	369,303

		7,627,630

	Coal - 0.1%
	American Energy - Marcellus LLC
540,000	5.25%, 08/04/2020	456,300
	Arch Coal, Inc.
3,767,541	6.25%, 05/16/2018	2,902,890

		3,359,190

	Commercial Services - 0.2%
	Acosta Holdco, Inc.
982,538	5.00%, 09/26/2021	991,597
	Interactive Data Corp.
838,663	4.75%, 05/02/2021	841,984

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Moneygram International, Inc.
996,775	4.25%, 03/27/2020	939,769
	ServiceMaster Co.
1,271,773	4.25%, 07/01/2021	1,265,414
	Weight Watchers International, Inc.
3,454,085	4.00%, 04/02/2020	1,838,333

		5,877,097

	Distribution/Wholesale - 0.0%
	ABC Supply Co., Inc.
925,900	3.50%, 04/16/2020	923,354

	Diversified Financial Services - 0.1%
	Delos Finance S.a.r.l.
765,000	3.50%, 03/06/2021	765,765
	Walter Investment Management Corp.
1,128,222	4.75%, 12/19/2020	1,032,887

		1,798,652

	Electric - 0.2%
	Calpine Corp.
1,377,491	3.25%, 01/31/2022	1,363,716
	Chief Exploration & Development LLC
625,000	7.50%, 05/12/2021	575,312
	Energy Future Intermediate Holding Co. LLC
600,000	4.25%, 06/19/2016	601,878
	Seadrill Partners Finco LLC
2,144,496	4.00%, 02/21/2021	1,697,605
	Star West Generation LLC
2,050,969	4.25%, 03/13/2020	2,053,533
	Texas Competitive Electric Holdings Co. LLC
800,000	4.66%, 10/10/2017	479,800

		6,771,844

	Electronics - 0.1%
	CDW LLC
2,832,216	3.25%, 04/29/2020	2,804,262
	Eagle Parent, Inc.
419,176	4.00%, 05/16/2018	418,756

		3,223,018

	Energy-Alternate Sources - 0.0%
	Drillships Ocean Ventures, Inc.
537,300	5.50%, 07/25/2021	446,797

	Entertainment - 0.1%
	Scientific Games Corp.
583,538	6.00%, 10/01/2021	584,512
	Tribune Co.
1,825,695	4.00%, 12/27/2020	1,826,151

		2,410,663

	Food - 0.2%
	Albertson’s Holdings LLC
805,000	5.50%, 08/25/2021	811,376
	Aramark Services, Inc.
1,007,319	3.25%, 02/24/2021	1,004,800
	Burger King
792,936	4.50%, 12/12/2021	800,422
	H.J. Heinz Co.
2,355,912	3.25%, 06/05/2020	2,358,833
	Hostess Brands, Inc.
361,350	6.75%, 04/09/2020	367,222
	U.S. Foods, Inc.
1,132,797	4.50%, 03/31/2019	1,133,035

		6,475,688

	Food Service - 0.0%
	Hearthside Food Solutions
595,500	4.50%, 06/02/2021	598,728

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Forest Products&Paper - 0.0%
	Wilsonart LLC
841,006	4.00%, 10/31/2019	838,382

	Healthcare-Products - 0.1%
	Mallinckrodt International Finance S.A.
1,509,750	3.25%, 03/19/2021	1,505,040
	Surgery Center Holdings, Inc.
518,700	5.25%, 11/03/2020	519,675

		2,024,715

	Healthcare-Services - 0.4%
	American Renal Holdings, Inc.
1,185,462	4.50%, 09/22/2019	1,183,245
	Catalent Pharma Solutions, Inc.
203,463	4.25%, 05/20/2021	204,252
	Community Health System, Inc.
1,700,000	3.43%, 12/31/2018	1,699,473
	Community Health Systems, Inc.
1,402,250	4.25%, 01/27/2021	1,408,770
	DaVita HealthCare Partners, Inc.
1,831,163	3.50%, 06/24/2021	1,833,671
	HCA, Inc.
2,152,225	3.03%, 05/01/2018	2,152,225
	Healogics, Inc.
373,125	5.25%, 07/01/2021	373,360
	IMS Health, Inc.
1,016,336	3.50%, 03/17/2021	1,011,823
	Opal Acquisition, Inc.
656,112	5.00%, 11/27/2020	655,836
	Ortho-Clinical Diagnostics, Inc.
1,597,925	4.75%, 06/30/2021	1,581,195
	STHI Holding Corp.
243,775	4.50%, 08/06/2021	243,268

		12,347,118

	Home Furnishings - 0.0%
	Tempur-Pedic International, Inc.
797,033	3.50%, 03/18/2020	797,232

	Insurance - 0.5%
	Asurion LLC
1,212,337	5.00%, 05/24/2019	1,215,028
1,615,000	8.50%, 03/03/2021	1,620,249
	CGSC of Delaware Holdings Corp.
800,738	5.00%, 04/16/2020	754,695
	Evertec Group LLC
4,639,343	3.50%, 04/17/2020	4,555,278
	National Financial Partners Corp.
416,176	4.50%, 07/01/2020	414,702
	Sedgwick Claims Management Services, Inc.
3,718,678	3.75%, 03/01/2021	3,671,265
1,250,000	6.75%, 02/28/2022	1,215,625
	USI, Inc.
1,082,791	4.25%, 12/27/2019	1,083,246

		14,530,088

	Internet - 0.1%
	Lands’ End, Inc.
787,050	4.25%, 04/04/2021	749,665
	Zayo Group LLC
1,815,675	4.00%, 07/02/2019	1,817,128

		2,566,793

	Leisure Time - 0.2%
	Aristocrat Leisure Ltd.
1,103,923	4.75%, 10/20/2021	1,109,211
	Delta 2
2,675,000	4.75%, 07/30/2021	2,657,158
1,390,000	7.75%, 07/31/2022	1,380,728

		5,147,097

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Lodging - 0.2%
	Caesars Entertainment Operating Co.
3,460,431	0.00%, 03/01/2017	3,173,872
	Caesars Growth Properties Holdings LLC
789,038	6.25%, 05/08/2021	698,299
	Hilton Worldwide Finance LLC
1,142,548	3.50%, 10/26/2020	1,143,588
	La Quinta Intermediate Holdings LLC
1,243,290	4.00%, 04/14/2021	1,246,013
	MGM Resorts International
1,353,838	3.50%, 12/20/2019	1,349,045
	Station Casinos LLC
367,259	4.25%, 03/02/2020	367,946

		7,978,763

	Machinery-Construction&Mining - 0.1%
	American Rock Salt Holdings LLC
1,434,163	4.75%, 05/20/2021	1,429,688
	Neff Rental LLC
608,122	7.25%, 06/09/2021	595,959

		2,025,647

	Machinery-Diversified - 0.1%
	Gates Global, Inc.
1,890,500	4.25%, 07/05/2021	1,882,239

	Media - 0.2%
	Advantage Sales & Marketing, Inc.
815,996	4.25%, 07/23/2021	814,862
	AVSC Holding Corp.
1,232,550	4.50%, 01/24/2021	1,231,009
	Charter Communications Operating LLC
3,021,188	3.00%, 07/01/2020	3,008,166
1,085,663	3.00%, 01/03/2021	1,081,418
450,000	4.25%, 09/12/2021	453,501
	Media General, Inc.
470,123	4.25%, 07/31/2020	472,121
	Numericable U.S. LLC
481,194	4.50%, 05/21/2020	482,118
556,206	4.50%, 05/21/2020	557,274

		8,100,469

	Metal Fabricate/Hardware - 0.1%
	Rexnord LLC
1,994,625	4.00%, 08/21/2020	1,993,229

	Mining - 0.2%
	Ardagh Holdings USA, Inc.
465,300	4.00%, 12/17/2019	466,463
	FMG Resources August 2006 Pty Ltd.
2,584,148	3.75%, 06/30/2019	2,329,557
	Novelis, Inc.
3,668,016	3.75%, 03/10/2017	3,662,661

		6,458,681

	Miscellaneous Manufacturing - 0.0%
	Husky Injection Molding Systems, Ltd.
218,900	4.25%, 06/30/2021	218,114

	Oil&Gas - 0.1%
	Energy Transfer Equity L.P.
795,000	4.00%, 12/02/2019	792,416
	Fieldwood Energy LLC
1,525,650	3.88%, 09/28/2018	1,420,487
	Templar Energy LLC
600,000	8.50%, 11/25/2020	405,252

		2,618,155

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Packaging&Containers - 0.2%
	Berry Plastics Holding Corp.
3,307,500	3.50%, 02/08/2020	3,297,577
	BWAY Holding Co., Inc.
1,237,217	5.50%, 08/14/2020	1,248,043
	Reynolds Group Holdings, Inc.
1,846,731	4.50%, 12/01/2018	1,853,656
	Signode Industrial Group U.S., Inc.
847,167	3.75%, 05/01/2021	841,076

		7,240,352

	Pharmaceuticals - 0.1%
	Jazz Pharmaceuticals, Inc.
987,500	3.25%, 06/12/2018	989,090
	Valeant Pharmaceuticals International, Inc.
630,000	0.00%, 03/10/2022(10)	632,646
805,000	0.00%, 03/13/2022(10)	808,381

		2,430,117

	Pipelines - 0.1%
	EP Energy LLC
1,404,375	4.50%, 04/30/2019	1,372,776
	Philadelphia Energy Solutions LLC
813,400	6.25%, 04/04/2018	776,122

		2,148,898

	Real Estate - 0.0%
	DTZ U.S. Borrower LLC
763,569	5.50%, 11/04/2021	767,387
415,000	9.25%, 11/04/2022	417,075

		1,184,462

	Retail - 0.2%
	Dollar Tree, Inc.
810,000	4.25%, 03/09/2022	818,213
	Michaels Stores, Inc.
1,149,225	4.00%, 01/28/2020	1,152,305
	Neiman Marcus Group, Inc.
1,567,603	4.25%, 10/25/2020	1,561,427
	PetSmart, Inc.
1,260,000	5.00%, 03/11/2022	1,269,110
	Rite Aid Corp.
250,000	5.75%, 08/21/2020	252,500

		5,053,555

	Semiconductors - 0.2%
	Avago Technologies Cayman Ltd.
1,295,275	3.75%, 05/06/2021	1,297,140
	Freescale Semiconductor, Inc.
1,024,301	4.25%, 02/28/2020	1,025,858
1,382,456	5.00%, 01/15/2021	1,388,415
	Lattice Semiconductor Corp.
975,000	5.25%, 03/10/2021	975,000
	NXP B.V.
1,053,294	3.25%, 01/11/2020	1,048,027

		5,734,440

	Software - 0.4%
	First Data Corp.
5,740,000	3.67%, 03/24/2018	5,734,260
845,000	4.17%, 03/24/2021	847,112
	Hyland Software, Inc.
366,300	4.75%, 02/19/2021	368,132
	Infor US, Inc.
2,242,710	3.75%, 06/03/2020	2,220,642
	Kronos, Inc.
2,701,422	4.50%, 10/30/2019	2,704,313
593,762	9.75%, 04/30/2020	606,380
	Verint Systems, Inc.
1,675,504	3.50%, 09/06/2019	1,671,734

		14,152,573

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Telecommunications - 0.4%
	Altice Financing S.A.
575,000	5.25%, 02/04/2022	579,312
	Level 3 Financing, Inc.
2,020,000	4.50%, 01/31/2022	2,029,474
	SBA Senior Finance II LLC
2,342,300	3.25%, 03/24/2021	2,327,380
	Syniverse Holdings, Inc.
1,008,302	4.00%, 04/23/2019	946,544
	TransFirst Holding, Inc.
294,263	5.50%, 11/12/2021	296,193
205,000	9.00%, 11/12/2022	205,256
	Virgin Media Bristol LLC
2,478,947	3.50%, 06/07/2020	2,474,312
	Ziggo Financing Partnership
970,691	3.50%, 01/15/2022	964,217
625,532	3.50%, 01/15/2022	621,359
1,028,777	3.50%, 01/15/2022	1,021,915

		11,465,962

	Trucking&Leasing - 0.1%
	Consolidated Container Co.
1,170,000	5.00%, 07/03/2019	1,159,763
	Nexeo Solutions LLC
638,625	5.00%, 09/08/2017	619,996

		1,779,759

	Total Senior Floating Rate Interests (cost $176,629,357)	172,655,153

U.S. Government Agencies - 53.0%
	FHLMC - 12.2%
69,868,134	0.36%, 10/25/2020(5)	930,853
32,940,850	2.00%, 08/25/2018(5)	1,875,421
5,334,694	3.00%, 08/01/2029	5,622,330
19,900,000	3.00%, 04/01/2030(11)	20,835,921
49,500,000	3.00%, 04/01/2045(11)	50,497,732
9,700,000	3.50%, 04/01/2030(11)	10,298,672
10,665,744	3.50%, 08/01/2034	11,249,232
87,500,000	3.50%, 04/01/2045(11)	91,702,398
11,752,409	4.00%, 08/01/2025	12,678,807
2,280,524	4.00%, 08/01/2042	2,455,352
3,551,280	4.00%, 09/01/2042	3,823,185
1,233,206	4.00%, 07/01/2044	1,328,672
26,500,000	4.00%, 04/01/2045(11)	28,305,313
90,100,000	4.50%, 04/01/2045(11)	98,117,494
1,350,000	4.67%, 02/25/2024(2)	1,407,654
4,372	5.50%, 10/01/2018	4,584
131,947	5.50%, 03/01/2028	147,818
250,403	5.50%, 04/01/2033	282,377
2,234,429	5.50%, 05/01/2034	2,521,791
4,298	5.50%, 11/01/2035	4,823
65,045	5.50%, 05/01/2037	72,943
151,074	5.50%, 11/01/2037	169,563
264,930	5.50%, 02/01/2038	297,357
114,998	5.50%, 04/01/2038	129,073
133,955	5.50%, 06/01/2038	150,198
15,483,074	5.50%, 08/01/2038	17,380,381
1,471,367	5.50%, 09/01/2038	1,649,988
29,578	5.50%, 12/01/2039	33,173
390,174	5.50%, 02/01/2040	437,732
1,225,699	5.50%, 05/01/2040	1,375,564
1,288,306	5.50%, 08/01/2040	1,444,905
4,699,911	5.50%, 06/01/2041	5,273,510

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

179	6.00%, 04/01/2017	185
183	6.00%, 05/01/2017	189
421	6.00%, 07/01/2017	430
1,868	6.00%, 07/01/2029	2,123
562,648	6.00%, 10/01/2032	646,187
624,604	6.00%, 11/01/2032	718,292
697,746	6.00%, 12/01/2032	802,368
41,478	6.00%, 11/01/2033	47,710
68,072	6.00%, 01/01/2034	77,932
45,083	6.00%, 02/01/2034	51,847
558,279	6.00%, 08/01/2034	642,287
7,204	6.00%, 09/01/2034	8,281
625,266	6.00%, 09/01/2034	719,355
458,127	6.00%, 01/01/2035	524,467
5,533,218	6.00%, 11/01/2037	6,294,687
1,100,000	6.00%, 04/01/2045(11)	1,251,465
294	6.50%, 07/01/2031	337
388	6.50%, 08/01/2032	444
395,008	6.50%, 12/01/2037	452,514
488	7.50%, 09/01/2029	573
3,478	7.50%, 11/01/2031	4,057

		384,750,546

	FNMA - 31.7%
7,477,941	2.14%, 11/01/2022	7,489,635
10,396,660	2.15%, 10/01/2022	10,420,863
5,009,596	2.20%, 12/01/2022	5,036,757
2,919,455	2.28%, 11/01/2022	2,938,089
2,479,299	2.34%, 11/01/2022	2,504,259
2,292,799	2.40%, 10/01/2022	2,316,980
1,017,670	2.42%, 10/01/2022	1,029,681
1,948,945	2.42%, 11/01/2022	1,971,440
135,000	2.44%, 01/01/2023	136,197
114,639	2.45%, 08/01/2022	116,266
2,004,663	2.47%, 11/01/2022	2,033,818
13,840,000	2.50%, 04/01/2030(11)	14,214,112
330,451	2.50%, 01/01/2043	327,125
5,660,020	2.50%, 02/01/2043	5,603,000
1,240,814	2.50%, 02/01/2043	1,228,319
2,877,120	2.50%, 03/01/2043	2,848,191
5,584,614	2.50%, 05/01/2043	5,528,328
3,336,628	2.50%, 06/01/2043	3,302,999
2,400,000	2.50%, 04/01/2045(11)	2,373,841
1,900,000	2.64%, 03/01/2027	1,918,610
130,058	2.66%, 09/01/2022	133,529
1,150,000	2.76%, 05/01/2021	1,196,099
610,000	2.77%, 05/25/2024(2)	560,347
180,399	2.78%, 04/01/2022	187,371
4,115,000	2.78%, 02/01/2027	4,209,063
3,674,000	2.78%, 03/01/2027	3,757,426
4,705,000	2.85%, 02/01/2027	4,841,566
180,155	2.98%, 01/01/2022	189,202
26,820,000	3.00%, 05/01/2030(11)	28,062,519
191,800,000	3.00%, 04/01/2045(11)	196,085,541
2,605,000	3.07%, 07/25/2024(2)	2,434,974
2,333,000	3.13%, 02/01/2027	2,440,208
540,000	3.16%, 12/01/2026	570,342
5,400,000	3.17%, 07/25/2024(2)	5,080,450
139,110	3.20%, 04/01/2022	147,963
1,055,000	3.21%, 05/01/2023	1,120,689
505,200	3.24%, 12/01/2026	536,989
1,473,849	3.26%, 05/01/2024	1,568,599
575,000	3.34%, 04/01/2024	615,784
219,752	3.45%, 01/01/2024	236,675
231,620	3.47%, 01/01/2024	249,830
210,500,000	3.50%, 04/01/2045(11)	221,090,781
90,800,000	3.50%, 05/01/2045(11)	95,137,828

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

578,743	3.67%, 08/01/2023	633,823
155,000	3.70%, 10/01/2023	170,160
2,079,509	3.74%, 06/01/2026	2,288,335
210,000	3.76%, 03/01/2024	231,328
315,000	3.86%, 12/01/2025	349,271
165,000	3.86%, 11/01/2023	183,835
549,734	3.87%, 10/01/2025	610,773
700,171	3.89%, 05/01/2030	780,324
730,286	3.93%, 10/01/2023	817,205
307,050	3.96%, 05/01/2034	348,294
195,000	3.97%, 05/01/2029	220,309
5,964,583	4.00%, 06/01/2025	6,433,728
1,673,650	4.00%, 10/01/2025	1,779,758
1,270,578	4.00%, 08/01/2042	1,369,354
117,289,000	4.00%, 04/01/2045(11)	125,407,604
1,572,104	4.02%, 11/01/2028	1,780,758
1,316,637	4.02%, 11/01/2028	1,491,385
462,405	4.06%, 10/01/2028	525,053
1,930,241	4.50%, 04/01/2025	2,080,635
2,567,869	4.50%, 08/01/2040	2,844,686
4,083,574	4.50%, 08/01/2040	4,493,022
2,475,304	4.50%, 08/01/2040	2,722,991
58,100,000	4.50%, 04/01/2045(11)	63,383,480
52,500,000	4.50%, 05/01/2045(11)	57,130,684
6,962	5.00%, 02/01/2018	7,315
143,472	5.00%, 04/01/2018	150,765
808,342	5.00%, 05/01/2018	849,941
165,762	5.00%, 05/01/2018	174,208
384,871	5.00%, 06/01/2018	404,701
171,304	5.00%, 06/01/2018	180,023
158,683	5.00%, 06/01/2018	166,750
169,599	5.00%, 06/01/2018	178,232
234,128	5.00%, 06/01/2018	246,047
28,958	5.00%, 07/01/2018	30,432
334,269	5.00%, 09/01/2018	351,597
679,415	5.00%, 01/01/2020	716,222
1,961,742	5.00%, 06/01/2022	2,122,801
727,388	5.00%, 06/01/2025	794,476
1,961,496	5.00%, 04/25/2038	2,137,420
25,700,000	5.00%, 04/14/2045	28,577,195
1,575,000	5.07%, 11/25/2024(2)	1,660,464
16,179	5.50%, 01/01/2017	17,007
25,473	5.50%, 02/01/2018	26,777
157,013	5.50%, 02/01/2018	165,047
4,366	5.50%, 06/01/2018	4,589
30,256	5.50%, 11/01/2018	31,804
107,138	5.50%, 08/01/2019	114,582
185,834	5.50%, 09/01/2019	196,991
38,495	5.50%, 09/01/2019	40,977
22,675	5.50%, 10/01/2019	23,948
34,083	5.50%, 10/01/2019	36,208
27,871	5.50%, 01/01/2020	29,441
7,255	5.50%, 03/01/2020	7,659
10,378	5.50%, 03/01/2020	11,040
1,112,271	5.50%, 05/01/2020	1,190,436
448,634	5.50%, 06/01/2022	488,087
593,287	5.50%, 06/01/2033	672,042
482,382	5.50%, 08/01/2033	546,383
2,743,888	5.50%, 09/01/2033	3,107,293
2,596,170	5.50%, 12/01/2033	2,973,528
2,287,591	5.50%, 01/01/2034	2,590,974
9,845,209	5.50%, 11/01/2035	11,128,796
3,269,492	5.50%, 04/01/2036	3,679,989
2,408,978	5.50%, 09/01/2036	2,727,793
288,880	5.50%, 01/01/2037	325,069
6,719,391	5.50%, 06/25/2042(5)	1,025,886
27,268	6.00%, 04/01/2016	27,637

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

13,018	6.00%, 06/01/2016	13,046
1,032	6.00%, 06/01/2016	1,039
5,559	6.00%, 06/01/2016	5,652
6,887	6.00%, 06/01/2016	7,014
101	6.00%, 06/01/2016	101
7,302	6.00%, 06/01/2016	7,428
33,131	6.00%, 07/01/2016	33,700
491	6.00%, 10/01/2016	502
11,486	6.00%, 03/01/2022	12,847
701,280	6.00%, 12/01/2032	812,779
203,623	6.00%, 12/01/2032	231,974
1,095,728	6.00%, 01/01/2033	1,259,129
173,454	6.00%, 02/01/2033	198,825
732,728	6.00%, 03/01/2033	842,700
592,957	6.00%, 03/01/2033	681,068
2,946,851	6.00%, 02/01/2037	3,366,647
66	6.50%, 07/01/2016	67
984	6.50%, 05/01/2017	1,015
2,491	6.50%, 05/01/2031	2,860
774	6.50%, 09/01/2031	889
1,260	6.50%, 09/01/2031	1,486
3,462	6.50%, 07/01/2032	4,059
63	7.00%, 02/01/2016	64
2,941	7.00%, 07/01/2029	3,510
107	7.00%, 12/01/2030	111
1,015	7.00%, 02/01/2032	1,089
482	7.00%, 03/01/2032	590
2,322	7.00%, 09/01/2032	2,524
139,082	7.00%, 10/01/2037	146,050
5	7.50%, 11/01/2015	5
5,671	7.50%, 10/01/2022	6,490
2,951	7.50%, 06/01/2027	3,470
3,430	7.50%, 10/01/2029	3,634
29,634	7.50%, 03/01/2030	34,789
15,291	7.50%, 04/01/2030	17,666
2,226	7.50%, 06/01/2030	2,560
4,127	7.50%, 07/01/2030	4,753
839	7.50%, 08/01/2030	1,003
6,664	7.50%, 10/01/2030	6,813
8,931	7.50%, 01/01/2031	9,212
5,136	7.50%, 02/01/2031	5,368
40,482	7.50%, 05/01/2031	50,563
24,500	7.50%, 06/01/2031	28,325
3,360	7.50%, 08/01/2031	4,019
957	7.50%, 09/01/2031	1,005
16,336	7.50%, 09/01/2031	18,883
51,348	7.50%, 09/01/2031	59,517
463	7.50%, 05/01/2032	559
439	8.00%, 04/01/2032	443

		999,705,494

	GNMA - 9.1%
8,800,000	3.00%, 04/01/2045(11)	9,057,125
6,800,000	3.00%, 04/01/2045(11)	7,001,740
651,732	3.50%, 11/15/2042	697,855
22,252	3.50%, 12/15/2042	23,651
538,400	3.50%, 02/15/2043	572,148
20,836	3.50%, 03/15/2043	22,146
2,839,870	3.50%, 04/15/2043	3,018,283
70,603	3.50%, 04/15/2043	74,909
766,857	3.50%, 05/15/2043	816,041
4,532,885	3.50%, 05/15/2043	4,823,550
5,568,886	3.50%, 05/15/2043	5,919,108
909,438	3.50%, 05/15/2043	972,262
15,800,000	3.50%, 03/01/2045(11)	16,656,786
8,859,472	3.50%, 03/20/2045	9,339,728
17,800,000	3.50%, 04/01/2045(11)	18,745,625

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

35,300,000	3.50%, 04/01/2045(11)	37,143,599
14,416,573	4.00%, 07/20/2040	15,476,090
15,228,126	4.00%, 09/20/2040	16,349,947
1,801,000	4.00%, 10/20/2040	1,953,786
21,158,552	4.00%, 10/20/2040	22,719,454
2,890,019	4.00%, 12/20/2040	3,095,278
27,200,000	4.00%, 04/01/2045(11)	28,979,688
545,050	4.50%, 11/15/2039	602,285
5,090,677	4.50%, 05/15/2040	5,699,014
17,254,382	4.50%, 05/20/2040	18,867,174
630,134	4.50%, 06/15/2041	697,273
587,156	4.50%, 07/15/2041	656,410
1,757,879	5.00%, 05/20/2040	1,971,981
4,345,565	5.00%, 06/15/2041	4,846,490
4,864,994	5.00%, 10/16/2041(5)	898,473
7,144,632	5.00%, 03/15/2044	7,988,327
11,700,000	5.00%, 04/01/2045(11)	13,038,644
942,975	5.50%, 03/15/2033	1,068,591
1,411,675	5.50%, 04/15/2033	1,625,783
1,523,405	5.50%, 05/15/2033	1,753,790
2,686,567	5.50%, 10/20/2034	3,045,677
2,474	6.00%, 12/15/2023	2,816
1,833	6.00%, 01/15/2029	2,089
2,814	6.00%, 04/15/2029	3,278
118,691	6.00%, 12/15/2031	138,382
1,601	6.00%, 10/15/2032	1,864
38,231	6.00%, 06/15/2033	44,562
5,080	6.00%, 03/15/2034	5,918
98,744	6.00%, 08/15/2034	115,114
209,319	6.00%, 09/15/2034	238,325
80,316	6.00%, 02/15/2035	91,583
455,409	6.00%, 12/15/2035	527,639
130,812	6.00%, 02/15/2036	149,873
282,105	6.00%, 03/15/2036	328,421
143,854	6.00%, 03/15/2036	166,259
54,005	6.00%, 04/15/2036	61,502
301,193	6.00%, 05/15/2036	350,315
6,819	6.00%, 05/15/2036	7,933
4,222	6.00%, 05/15/2036	4,910
447,446	6.00%, 06/15/2036	519,081
260,859	6.00%, 06/15/2036	302,762
306,527	6.00%, 07/15/2036	349,014
111,552	6.00%, 07/15/2036	129,679
92,258	6.00%, 08/15/2036	107,211
1,524	6.00%, 08/15/2036	1,772
410,130	6.00%, 02/15/2037	476,777
8,921	6.00%, 02/15/2037	10,162
3,016	6.00%, 05/15/2037	3,435
226,796	6.00%, 06/15/2037	258,238
550,076	6.00%, 06/15/2037	639,725
47,936	6.00%, 06/15/2037	55,374
65,385	6.00%, 06/15/2037	75,221
411,249	6.00%, 07/15/2037	468,353
404,428	6.00%, 07/15/2037	460,681
158,603	6.00%, 08/15/2037	184,448
1,892	6.00%, 08/15/2037	2,156
715	6.00%, 08/15/2037	814
95,266	6.00%, 09/15/2037	108,538
20,000	6.00%, 10/15/2037	22,773
229,592	6.00%, 10/15/2037	261,577
260,363	6.00%, 11/15/2037	296,615
5,647	6.00%, 11/15/2037	6,432
226,475	6.00%, 12/15/2037	260,789
289,974	6.00%, 01/15/2038	337,096
125,981	6.00%, 01/15/2038	143,474
44,832	6.00%, 02/15/2038	51,048
70,279	6.00%, 05/15/2038	80,023

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

17,643	6.00%, 06/15/2038	20,090
45,381	6.00%, 08/15/2038	51,688
75,967	6.00%, 08/15/2038	86,674
13,213	6.00%, 08/15/2038	15,068
18,911	6.00%, 08/15/2038	21,533
169,610	6.00%, 08/15/2038	193,128
8,569	6.00%, 08/15/2038	9,890
25,007	6.00%, 09/15/2038	28,475
348,229	6.00%, 09/15/2038	397,184
296,499	6.00%, 10/15/2038	341,124
651,267	6.00%, 11/15/2038	741,191
140,630	6.00%, 12/15/2038	162,503
247,318	6.00%, 12/15/2038	281,614
1,525	6.00%, 01/15/2039	1,739
3,004	6.00%, 01/15/2039	3,422
59,202	6.00%, 08/15/2039	67,413
8,170	6.00%, 08/15/2039	9,298
244,225	6.00%, 11/15/2039	278,098
116,896	6.00%, 02/15/2040	133,168
28,814	6.00%, 02/15/2040	32,836
2,293,701	6.00%, 06/15/2040	2,611,753
456,133	6.00%, 07/15/2040	519,382
460,713	6.00%, 06/15/2041	524,586
402,007	6.00%, 06/15/2041	457,877
1,546,339	6.00%, 06/15/2041	1,761,334
31,058	6.50%, 06/15/2028	35,555
1,029	6.50%, 07/15/2028	1,178
1,129	6.50%, 08/15/2028	1,292
3,860	6.50%, 08/15/2028	4,419
5,620	6.50%, 09/15/2028	6,434
2,745	6.50%, 09/15/2028	3,143
2,395	6.50%, 09/15/2028	2,741
13,095	6.50%, 09/15/2028	14,991
17,953	6.50%, 10/15/2028	20,552
3,651	6.50%, 10/15/2028	4,179
1,198	6.50%, 11/15/2028	1,371
6,158	6.50%, 11/15/2028	7,050
6,050	6.50%, 12/15/2028	6,926
8,216	6.50%, 12/15/2028	9,405
8,242	6.50%, 01/15/2029	9,436
7,275	6.50%, 01/15/2029	8,328
7,410	6.50%, 01/15/2029	8,483
3,347	6.50%, 02/15/2029	3,833
25,013	6.50%, 02/15/2029	28,635
4,571	6.50%, 02/15/2029	5,284
12,961	6.50%, 02/15/2029	14,935
12,192	6.50%, 03/15/2029	13,957
4,178	6.50%, 03/15/2029	4,783
5,357	6.50%, 03/15/2029	6,133
2,039	6.50%, 03/15/2029	2,334
11,248	6.50%, 03/15/2029	12,876
23,968	6.50%, 03/15/2029	27,439
369,497	6.50%, 03/15/2029	422,998
36,194	6.50%, 04/15/2029	41,434
13,253	6.50%, 04/15/2029	15,172
6,597	6.50%, 04/15/2029	7,552
10,816	6.50%, 05/15/2029	12,382
16,391	6.50%, 05/15/2029	18,764
6,873	6.50%, 05/15/2029	8,200
2,597	6.50%, 05/15/2029	2,973
33,173	6.50%, 06/15/2029	37,976
13,392	6.50%, 06/15/2029	15,331
177,350	6.50%, 06/15/2029	203,029
12,473	6.50%, 06/15/2029	14,279
10,361	6.50%, 07/15/2029	11,861
11,947	6.50%, 07/15/2029	13,677
691	6.50%, 03/15/2031	804

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

15,273	6.50%, 04/15/2031	17,485
46,551	6.50%, 04/15/2031	53,291
4,536	6.50%, 04/15/2031	5,193
3,812	6.50%, 04/15/2031	4,388
12,451	6.50%, 04/15/2031	14,281
84,439	6.50%, 04/15/2031	96,873
161,922	6.50%, 04/15/2031	185,367
75,769	6.50%, 05/15/2031	90,997
30,161	6.50%, 05/15/2031	34,528
1,771	6.50%, 05/15/2031	2,028
7,477	6.50%, 06/15/2031	8,570
4,709	6.50%, 06/15/2031	5,391
8,271	6.50%, 06/15/2031	9,911
47,259	6.50%, 07/15/2031	54,272
66,437	6.50%, 07/15/2031	76,056
53,529	6.50%, 07/15/2031	61,280
83,019	6.50%, 07/15/2031	95,511
14,034	6.50%, 07/15/2031	16,066
5,718	6.50%, 07/15/2031	6,546
6,924	6.50%, 07/15/2031	7,937
39,072	6.50%, 07/15/2031	45,379
104,792	6.50%, 07/15/2031	119,965
6,477	6.50%, 08/15/2031	7,420
51,227	6.50%, 08/15/2031	58,644
32,880	6.50%, 08/15/2031	37,640
17,225	6.50%, 08/15/2031	19,720
2,887	6.50%, 08/15/2031	3,305
128,992	6.50%, 08/15/2031	149,661
54,810	6.50%, 09/15/2031	63,994
72,569	6.50%, 09/15/2031	83,077
12,942	6.50%, 09/15/2031	14,828
4,048	6.50%, 09/15/2031	4,634
38,141	6.50%, 09/15/2031	43,695
31,571	6.50%, 09/15/2031	36,142
2,035	6.50%, 09/15/2031	2,329
4,370	6.50%, 10/15/2031	5,003
4,836	6.50%, 10/15/2031	5,537
172,753	6.50%, 10/15/2031	197,807
348,376	6.50%, 11/15/2031	398,819
109,087	6.50%, 11/15/2031	124,882
5,642	6.50%, 11/15/2031	6,459
33,664	6.50%, 11/15/2031	39,101
170,013	6.50%, 11/15/2031	194,630
181	6.50%, 11/15/2031	209
1,153	6.50%, 11/15/2031	1,320
32,642	6.50%, 12/15/2031	37,368
57,510	6.50%, 12/15/2031	65,837
14,008	6.50%, 12/15/2031	16,036
4,000	6.50%, 01/15/2032	4,579
16,527	6.50%, 01/15/2032	18,949
26,012	6.50%, 01/15/2032	29,778
34,187	6.50%, 01/15/2032	39,461
231,041	6.50%, 01/15/2032	269,627
4,768	6.50%, 01/15/2032	5,722
133,639	6.50%, 01/15/2032	153,041
4,936	6.50%, 01/15/2032	5,650
8,444	6.50%, 01/15/2032	9,678
5,373	6.50%, 01/15/2032	6,150
83,290	6.50%, 02/15/2032	97,992
27,165	6.50%, 02/15/2032	32,869
90,624	6.50%, 03/15/2032	104,527
248,054	6.50%, 04/15/2032	289,263
4,321	6.50%, 04/15/2032	4,947
88,922	6.50%, 04/15/2032	101,797
1,156	6.50%, 05/15/2032	1,323
83,731	6.50%, 06/15/2032	96,388
1,575	6.50%, 09/15/2032	1,862

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

15,188	7.00%, 06/20/2030		17,546
1,308	7.00%, 02/15/2031		1,499
222	7.00%, 06/15/2031		241
244	7.00%, 08/15/2031		288
947	8.50%, 11/15/2024		951

			287,839,494

	Total U.S. Government Agencies (cost $1,649,355,468)		1,672,295,534

U.S. Government Securities - 7.2%
	U.S. Treasury Securities - 7.2%
	U.S. Treasury Bonds - 7.0%
113,481,517	0.25%, 01/15/2025(8)		114,261,702
91,482,000	2.50%, 02/15/2045(12)		90,638,627
4,250,000	3.00%, 11/15/2044(12)		4,656,738
9,260,000	3.13%, 08/15/2044(12)(13)		10,374,821
330,000	3.38%, 05/15/2044		386,590

			220,318,478

	U.S. Treasury Notes - 0.2%
3,605,000	0.25%, 07/31/2015(12)(13)		3,606,690
1,300,000	0.50%, 09/30/2016(12)		1,301,321
375,000	1.00%, 09/15/2017		377,578
250,000	2.25%, 11/15/2024		257,012
2,075,000	2.38%, 08/15/2024		2,157,027

			7,699,628

	Total U.S. Government Securities (cost $222,666,166)		228,018,106

Preferred Stocks - 0.1%
	Banks - 0.0%
2,242	U.S. Bancorp Series A		1,827,253

	Diversified Financials - 0.1%
65,175	Citigroup Capital XIII		1,728,441
8,400	Discover Financial Services Series B		217,728

			1,946,169

	Total Preferred Stocks (cost $3,614,380)		3,773,422

	Total Long-Term Investments (cost $4,216,449,265)		4,275,215,555
Short-Term Investments - 9.2%
	Other Investment Pools & Funds - 8.5%
268,359,451	Federated Prime Obligations Fund		268,359,451

	U.S. Government Agencies - 0.7%
	FHLB
21,525,000	0.08%, 05/01/2015(14)		21,524,246

	Total Short-Term Investments (cost $289,883,015)		289,883,697

	Total Investments Excluding Purchased Options (cost $4,506,332,280)	144.7%	$4,565,099,252
	Total Purchased Options (cost $1,380,757)	0.0%	$95,197

	Total Investments (cost $4,507,713,037)^	144.7%	$4,565,194,449
	Other Assets & Liabilities	(44.7)%	(1,410,468,664)

	Total Net Assets	100.0%	$3,154,725,785

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Unrealized Appreciation	$95,813,763
Unrealized Depreciation	(38,332,351)

Net Unrealized Appreciation	$57,481,412

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $774,120,142, which represents 24.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2015.
(3)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities were $41,560,605 at March 31, 2015.
(5)	Securities disclosed are interest-only strips.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $94,721,917, which represents 3.0% of total net assets.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2015.
(10)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Represents or includes a TBA transaction.
(12)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(14)	The interest rate disclosed for this holding is the effective yield on the date of the acquisition.

		OTC Option Contracts Outstanding at March 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value *	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
BRL Call/USD Put	JPM	2.42 BRL per USD	09/28/15	BRL	21,400,000	$1,851	$152,396	$(150,545)
EUR Call/USD Put	BOA	1.14 EUR per USD	08/20/15	EUR	2,830,000	22,375	90,876	(68,501)
HKD Call/USD Put	GSC	7.75 HKD per USD	03/01/16	HKD	69,290,000	24,176	30,292	(6,116)
MYR Call/USD Put	GSC	3.65 MYR per USD	05/22/15	MYR	11,500,000	20,308	68,224	(47,916)
RUB Call/USD Put	GSC	36.97 RUB per USD	09/03/15	RUB	312,000,000	1,657	112,784	(111,127)

Total Calls					417,020,000	$70,367	$454,572	$(384,205)

Total purchased option contracts					417,020,000	$70,367	$454,572	$(384,205)

Written option contracts:
Calls
FNMA 3.500%, 04/01/2015	JPM	$104.48	04/07/15	USD	(5,800,000)	$(44,239)	$(34,438)	$(9,801)

Total written option contracts					(5,800,000)	$(44,239)	$(34,438)	$(9,801)

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

OTC Swaption Contracts Outstanding at March 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value *	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:
Calls
Interest Rate Swaption
USD	MSC	2.14%	04/07/15	USD	2,300,000	$24,829	31,049	$(6,220)

Puts
Interest Rate Swaption
USD	JPM	3.50%	04/29/15	USD	50,860,000	$1	895,136	$(895,135)

Total purchased swaption contracts					53,160,000	$24,830	$926,185	$(901,355)

Futures Contracts Outstanding at March 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value *	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	817	06/30/2015	$178,965,551	$179,050,656	$85,105
U.S. Treasury 5-Year Note Future	5,008	06/30/2015	597,543,836	602,016,378	4,472,542
U.S. Treasury Long Bond Future	894	06/19/2015	145,133,616	146,504,250	1,370,634

Total					$5,928,281

Short position contracts:
U.S. Treasury 10-Year Note Future	5,203	06/19/2015	$663,162,316	$670,699,218	$(7,536,902)
U.S. Treasury CME Ultra Long Term Bond
Future	365	06/19/2015	61,425,294	62,004,375	(579,081)
Long Gilt Future	105	06/26/2015	18,451,587	18,807,659	(356,072)

Total					$(8,472,055)

Total futures contracts					$(2,543,774)

TBA Sale Commitments Outstanding at March 31, 2015
Description	Principal Amount	Maturity Date	Market Value *	Unrealized Appreciation/ (Depreciation)

FHLMC, 4.50%	$37,000,000	04/01/2045	$40,246,173	$(72,267)
FHLMC, 5.00%	2,900,000	04/01/2045	3,215,828	(19,937)
FHLMC, 5.50%	5,100,000	04/01/2045	5,722,360	(27,094)
FNMA, 2.50%	13,900,000	04/01/2030	14,275,734	(103,163)
FNMA, 3.50%	10,600,000	04/01/2030	11,245,938	(48,031)
FNMA, 4.00%	8,400,000	04/01/2030	8,877,750	(13,125)
FNMA, 4.00%	27,800,000	04/01/2045	29,724,283	(55,970)
FNMA, 5.50%	43,700,000	04/01/2045	49,237,612	(225,080)
FNMA, 6.00%	5,700,000	04/01/2045	6,502,452	(24,311)
GNMA, 3.00%	9,600,000	04/01/2045	9,884,810	(90,560)
GNMA, 3.50%	11,000,000	04/01/2045	11,574,493	(76,485)
GNMA, 4.00%	31,400,000	04/01/2045	33,454,493	(125,254)
GNMA, 4.50%	4,400,000	04/01/2045	4,851,138	(27,294)
GNMA, 4.50%	24,900,000	04/01/2045	27,055,406	(70,031)

Total			$255,868,470	$(978,604)

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at March 31, 2015

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value *	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	480,506	(0.32%)	07/25/45	$271,490	$—	$100,105	$(171,385)
ABX.HE.AA.06-1	BCLY	USD	549,809	(0.32%)	07/25/45	310,648	—	114,544	(196,104)
ABX.HE.AA.06-1	BCLY	USD	2,841,452	(0.32%)	07/25/45	863,091	—	591,969	(271,122)
ABX.HE.AAA.06-1	JPM	USD	206,621	(0.18%)	07/25/45	5,045	—	5,166	121
ABX.HE.AAA.06-1	GSC	USD	24,736	(0.18%)	07/25/45	2,025	—	618	(1,407)
ABX.HE.AAA.06-1	BOA	USD	251,729	(0.18%)	07/25/45	13,688	—	6,293	(7,395)
ABX.HE.AAA.06-1	MSC	USD	190,615	(0.18%)	07/25/45	15,607	—	4,766	(10,841)
ABX.HE.AAA.06-1	BCLY	USD	241,543	(0.18%)	07/25/45	22,495	—	6,039	(16,456)
ABX.HE.AAA.06-1	BCLY	USD	260,459	(0.18%)	07/25/45	30,005	—	6,512	(23,493)
ABX.HE.AAA.06-2	JPM	USD	961,908	(0.11%)	05/25/46	190,891	—	189,576	(1,315)
ABX.HE.AAA.06-2	MSC	USD	606,811	(0.11%)	05/25/46	121,785	—	119,593	(2,192)
ABX.HE.AAA.06-2	JPM	USD	1,501,296	(0.11%)	05/25/46	300,211	—	295,881	(4,330)
ABX.HE.AAA.06-2	BOA	USD	4,782,572	(0.11%)	05/25/46	990,246	—	942,565	(47,681)
ABX.HE.AAA.06-2	CSI	USD	2,373,306	(0.11%)	05/25/46	555,839	—	467,739	(88,100)
ABX.HE.AAA.07	MSC	USD	202,872	(0.09%)	08/25/37	51,723	—	50,292	(1,431)
ABX.HE.AAA.07-1	MSC	USD	2,500,704	(0.09%)	08/25/37	605,394	—	619,925	14,531
ABX.HE.AAA.07-1	GSC	USD	1,854,827	(0.09%)	08/25/37	462,359	—	459,811	(2,548)
ABX.HE.AAA.07-1	CSI	USD	4,508,719	(0.09%)	08/25/37	1,292,287	—	1,117,712	(174,575)
ABX.HE.PENAAA.06-2	JPM	USD	1,176,832	(0.11%)	05/25/46	160,209	—	158,872	(1,337)
ABX.HE.PENAAA.06-2	BCLY	USD	758,785	(0.11%)	05/25/46	124,251	—	102,436	(21,815)
ABX.HE.PENAAA.06-2	JPM	USD	1,017,917	(0.11%)	05/25/46	267,203	—	137,419	(129,784)
ABX.HE.PENAAA.06-2	BOA	USD	1,979,999	(0.11%)	05/25/46	450,450	—	267,300	(183,150)
ABX.HE.PENAAA.06-2	GSC	USD	1,864,033	(0.11%)	05/25/46	466,008	—	251,644	(214,364)
ABX.HE.PENAAA.06-2	JPM	USD	2,346,506	(0.11%)	05/25/46	553,629	—	316,779	(236,850)
ABX.HE.PENAAA.06-2	MSC	USD	2,347,937	(0.11%)	05/25/46	569,375	—	316,972	(252,403)
ABX.HE.PENAAA.07-1	JPM	USD	2,897,003	(0.09%)	08/25/37	1,191,392	—	649,411	(541,981)
CDX.EM.22	CBK	USD	46,980,500	(1.00%)	12/20/19	5,613,013	—	5,669,222	56,209
CDX.EM.22	CBK	USD	25,500,000	(1.00%)	12/20/19	3,030,603	—	3,077,131	46,528
CMBX.NA.A.7	JPM	USD	2,965,000	(2.00%)	01/17/47	—	(61,588)	(22,240)	39,348
CMBX.NA.AA.2	CSI	USD	3,464,954	(0.15%)	03/15/49	1,066,379	—	1,121,606	55,227
CMBX.NA.AA.2	CSI	USD	334,958	(0.15%)	03/15/49	103,663	—	108,426	4,763
CMBX.NA.AA.2	CSI	USD	1,065,414	(0.15%)	03/15/49	371,629	—	344,874	(26,755)
CMBX.NA.AA.2	BOA	USD	3,408,383	(0.15%)	03/15/49	1,292,006	—	1,103,293	(188,713)
CMBX.NA.AA.2	BOA	USD	4,096,660	(0.15%)	03/15/49	1,552,910	—	1,326,089	(226,821)
CMBX.NA.AA.7	CSI	USD	2,750,000	(1.50%)	01/17/47	—	(25,176)	(10,914)	14,262
CMBX.NA.AA.7	MSC	USD	1,655,000	(1.50%)	01/17/47	—	(19,663)	(6,568)	13,095
CMBX.NA.AA.7	MSC	USD	1,745,000	(1.50%)	01/17/47	—	(15,161)	(6,926)	8,235
CMBX.NA.AA.7	CSI	USD	335,000	(1.50%)	01/17/47	—	(3,713)	(1,329)	2,384
CMBX.NA.AA.7	CSI	USD	2,725,000	(1.50%)	01/17/47	10,796	—	(10,816)	(21,612)
CMBX.NA.AA.7	CSI	USD	2,580,000	(1.50%)	01/17/47	12,071	—	(10,240)	(22,311)
CMBX.NA.AA.7	CSI	USD	2,575,000	(1.50%)	01/17/47	14,025	—	(10,220)	(24,245)
CMBX.NA.AJ.1	JPM	USD	360,000	(0.84%)	10/12/52	25,436	—	6,190	(19,246)
CMBX.NA.AJ.1	DEUT	USD	1,430,000	(0.84%)	10/12/52	100,100	—	24,589	(75,511)
CMBX.NA.AJ.1	MSC	USD	2,550,000	(0.84%)	10/12/52	178,500	—	43,847	(134,653)
CMBX.NA.AJ.2	GSC	USD	4,700,527	(1.09%)	03/15/49	350,513	—	391,601	41,088
CMBX.NA.AJ.2	GSC	USD	1,140,423	(1.09%)	03/15/49	85,039	—	95,009	9,970
CMBX.NA.AJ.2	CSI	USD	3,639,437	(1.09%)	03/15/49	297,222	—	303,201	5,979
CMBX.NA.AJ.2	DEUT	USD	4,561,693	(1.09%)	03/15/49	409,009	—	380,035	(28,974)
CMBX.NA.AJ.3	GSC	USD	1,645,751	(1.47%)	12/13/49	319,987	—	309,014	(10,973)
CMBX.NA.AJ.4	GSC	USD	2,305,862	(0.96%)	02/17/51	391,495	—	432,164	40,669
CMBX.NA.AJ.4	MSC	USD	2,285,940	(0.96%)	02/17/51	397,006	—	428,430	31,424
CMBX.NA.AJ.4	GSC	USD	1,533,921	(0.96%)	02/17/51	265,174	—	287,488	22,314
CMBX.NA.AJ.4	CSI	USD	1,668,388	(0.96%)	02/17/51	292,614	—	312,689	20,075
CMBX.NA.AJ.4	GSC	USD	468,145	(0.96%)	02/17/51	78,874	—	87,740	8,866
CMBX.NA.AJ.4	CSI	USD	3,092,743	(0.96%)	02/17/51	573,730	—	579,641	5,911
CMBX.NA.AJ.4	GSC	USD	1,568,783	(0.96%)	02/17/51	291,014	—	294,021	3,007
CMBX.NA.AJ.4	CBK	USD	2,375,585	(0.96%)	02/17/51	445,027	—	445,232	205
CMBX.NA.AJ.4	CSI	USD	1,025,934	(0.96%)	02/17/51	202,788	—	192,280	(10,508)
CMBX.NA.AJ.4	DEUT	USD	2,963,256	(0.96%)	02/17/51	571,664	—	555,374	(16,290)
CMBX.NA.AJ.4	MSC	USD	1,404,434	(0.96%)	02/17/51	280,968	—	263,219	(17,749)
CMBX.NA.AJ.4	MSC	USD	1,409,414	(0.96%)	02/17/51	281,943	—	264,153	(17,790)
CMBX.NA.AJ.4	MSC	USD	4,193,381	(0.96%)	02/17/51	1,639,721	—	785,924	(853,797)
CMBX.NA.AM.2	MSC	USD	1,435,000	(0.50%)	03/15/49	70,826	—	8,800	(62,026)
CMBX.NA.AM.2	DEUT	USD	7,960,000	(0.50%)	03/15/49	457,700	—	48,815	(408,885)
CMBX.NA.AM.2	CSI	USD	7,960,000	(0.50%)	03/15/49	487,550	—	48,815	(438,735)
CMBX.NA.AM.4	MSC	USD	220,000	(0.50%)	02/17/51	22,166	—	5,664	(16,502)
CMBX.NA.AM.4	MSC	USD	2,410,000	(0.50%)	02/17/51	540,111	—	62,051	(478,060)
CMBX.NA.AS.6	CSI	USD	6,520,000	(1.00%)	05/11/63	86,124	—	19,808	(66,316)
CMBX.NA.AS.7	CBK	USD	2,900,000	(1.00%)	01/17/47	67,554	—	28,925	(38,629)
CMBX.NA.AS.7	CSI	USD	3,650,000	(1.00%)	01/17/47	85,381	—	36,406	(48,975)

Total						$32,249,677	$(125,301)	$26,712,452	$(5,411,924)

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Sell protection:
CMBX.NA.A.2	BOA	USD	1,654,489	0.25%	03/15/49	$—	$(947,994)	$(1,051,634)	$(103,640)
CMBX.NA.A.8	BOA	USD	2,230,000	2.00%	10/17/57	—	(25,337)	(27,316)	(1,979)
CMBX.NA.AAA.6	UBS	USD	15,710,000	0.50%	05/11/63	—	(418,543)	(231,461)	187,082
CMBX.NA.AAA.6	DEUT	USD	12,125,000	0.50%	05/11/63	—	(295,543)	(178,642)	116,901
CMBX.NA.AAA.6	CSI	USD	5,070,000	0.50%	05/11/63	—	(188,520)	(74,698)	113,822
CMBX.NA.AAA.6	CSI	USD	10,895,000	0.50%	05/11/63	—	(244,208)	(160,519)	83,689
CMBX.NA.AAA.6	UBS	USD	7,655,000	0.50%	05/11/63	—	(177,904)	(112,784)	65,120
CMBX.NA.AAA.6	CSI	USD	7,695,000	0.50%	05/11/63	—	(150,187)	(113,373)	36,814
CMBX.NA.AAA.6	MSC	USD	4,640,000	0.50%	05/11/63	—	(104,169)	(68,363)	35,806
CMBX.NA.AAA.6	MSC	USD	2,675,000	0.50%	05/11/63	—	(71,049)	(39,412)	31,637
CMBX.NA.AAA.6	UBS	USD	2,800,000	0.50%	05/11/63	—	(63,297)	(41,254)	22,043
CMBX.NA.AAA.6	GSC	USD	915,000	0.50%	05/11/63	—	(19,687)	(13,481)	6,206
CMBX.NA.AAA.6	DEUT	USD	4,850,000	0.50%	05/11/63	—	(73,486)	(71,457)	2,029
CMBX.NA.AAA.7	CSI	USD	3,000,000	0.50%	01/17/47	—	(84,462)	(73,851)	10,611
CMBX.NA.AAA.7	CSI	USD	2,010,000	0.50%	01/17/47	—	(51,613)	(49,481)	2,132
CMBX.NA.AAA.7	BOA	USD	5,070,000	0.50%	01/17/47	—	(123,719)	(124,809)	(1,090)
CMBX.NA.AAA.8	CSI	USD	7,030,000	0.50%	10/17/57	—	(322,241)	(250,937)	71,304
CMBX.NA.AAA.8	MSC	USD	2,240,000	0.50%	10/17/57	—	(103,935)	(79,957)	23,978
CMBX.NA.AAA.8	BCLY	USD	1,395,000	0.50%	10/17/57	—	(65,078)	(49,795)	15,283
CMBX.NA.AAA.8	MSC	USD	615,000	0.50%	10/17/57	—	(28,628)	(21,952)	6,676
CMBX.NA.BB.6	MSC	USD	2,335,000	5.00%	05/11/63	—	(149,542)	34,628	184,170
CMBX.NA.BB.6	BOA	USD	4,270,000	5.00%	05/11/63	—	(40,831)	63,324	104,155
CMBX.NA.BB.6	CSI	USD	2,765,000	5.00%	05/11/63	—	(49,598)	41,005	90,603
CMBX.NA.BB.6	CBK	USD	3,325,000	5.00%	05/11/63	—	(25,404)	49,309	74,713
CMBX.NA.BB.6	CSI	USD	2,790,000	5.00%	05/11/63	—	(18,669)	41,376	60,045
CMBX.NA.BB.6	CSI	USD	3,315,000	5.00%	05/11/63	—	—	49,161	49,161
CMBX.NA.BB.6	GSC	USD	2,185,000	5.00%	05/11/63	13,827	—	32,403	18,576
CMBX.NA.BB.6	BOA	USD	978,000	5.00%	05/11/63	—	(3,578)	14,503	18,081
CMBX.NA.BB.6	CSI	USD	5,425,000	5.00%	05/11/63	92,360	—	80,453	(11,907)
CMBX.NA.BB.7	CSI	USD	2,310,000	5.00%	01/17/47	—	(114,495)	(15,077)	99,418
CMBX.NA.BB.7	CSI	USD	2,685,000	5.00%	01/17/47	—	(90,441)	(17,525)	72,916
CMBX.NA.BB.7	CSI	USD	1,240,000	5.00%	01/17/47	—	(77,872)	(8,093)	69,779
CMBX.NA.BB.7	DEUT	USD	2,320,000	5.00%	01/17/47	—	(59,036)	(15,142)	43,894
CMBX.NA.BB.7	MSC	USD	1,580,000	5.00%	01/17/47	—	(20,327)	(10,313)	10,014
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57	—	(151,703)	(113,024)	38,679
CMBX.NA.BB.8	CSI	USD	635,000	5.00%	10/17/57	—	(46,355)	(34,257)	12,098
CMBX.NA.BB.8	CSI	USD	685,000	5.00%	10/17/57	—	(43,437)	(36,955)	6,482
CMBX.NA.BBB.7	CSI	USD	2,435,000	3.00%	01/17/47	—	(41,840)	(19,876)	21,964
CMBX.NA.BBB.8	CSI	USD	2,375,000	3.00%	10/17/57	—	(127,539)	(102,040)	25,499
PrimeX.ARM.2	MSC	USD	5,463,747	4.58%	12/25/37	—	(400,971)	168,465	569,436

Total						$106,187	$(5,021,238)	$(2,632,851)	$2,282,200

Total traded indices						$32,355,864	$(5,146,539)	$24,079,601	$(3,129,724)

Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	GSC	USD	4,260,000	(1.00%)/2.68%	12/20/19	$174,375	$—	$311,749	$137,374
Brazil (Federative Republic of)	JPM	USD	2,115,000	(1.00%)/2.68%	12/20/19	101,551	—	154,777	53,226
Darden Restaurants, Inc.	BCLY	USD	240,000	(1.00%)/0.88%	12/20/19	7,955	—	(1,288)	(9,243)
Darden Restaurants, Inc.	BCLY	USD	265,000	(1.00%)/0.88%	12/20/19	9,328	—	(1,423)	(10,751)
Darden Restaurants, Inc.	BCLY	USD	535,000	(1.00%)/0.88%	12/20/19	18,393	—	(2,872)	(21,265)
Darden Restaurants, Inc.	BCLY	USD	1,345,000	(1.00%)/0.9%	12/20/19	47,321	—	(5,958)	(53,279)
Russia (Federation of)	GSC	USD	4,475,000	(1.00%)/4.07%	12/20/19	917,749	—	569,317	(348,432)

Total						$1,276,672	$—	$1,024,302	$(252,370)

Credit default swaps on single-name issues:
Sell protection:
Russia (Federation of)	CBK	USD	9,525,000	1.00%/4.08%	03/20/20	$—	$(1,476,671)	$(1,270,372)	$206,299

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Total single-name issues	$1,276,672	$(1,476,671)	$(246,070)	$(46,071)

Total OTC contracts	$33,632,536	$(6,623,210)	$23,833,531	$(3,175,795)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on March 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding March 31, 2015

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value *	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:

CDX.NA.HY.23	USD	34,050,100	(5.00%)	12/20/19	$(2,642,857)	$(2,773,171)	$(130,314)
ITRAXX.XOV.22	EUR	11,307,000	(5.00%)	12/20/19	(1,257,535)	(1,236,187)	21,348
ITRAXX.XOV.22	EUR	27,155,000	(5.00%)	12/20/19	739,957	(2,968,837)	(3,708,794)

Total					$(3,160,435)	$(6,978,195)	$(3,817,760)

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.23	USD	92,225,500	1.00%	12/20/19	$1,646,910	$1,523,808	$(123,102)
ITRAXX.EUR.22	EUR	10,525,000	1.00%	12/20/19	272,497	262,392	(10,105)

Total					$1,919,407	$1,786,200	$(133,207)

Total					$(1,241,028)	$(5,191,995)	$(3,950,967)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at March 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value *	Unrealized Appreciation/ (Depreciation)
DEUT	1.48% Fixed	CPURNSA	USD	37,835,000	03/02/17	$—	$—	$(295,518)	$(295,518)
DEUT	1.46% Fixed	CPURNSA	USD	81,340,000	03/02/17	—	—	(606,762)	(606,762)
BCLY	1.53% Fixed	CPURNSA	USD	39,960,000	03/03/17	—	—	(345,288)	(345,288)

Total						$—	$—	$(1,247,568)	$(1,247,568)

Foreign Currency Contracts Outstanding at March 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)
BRL	Buy	4/02/2015	MSC	$3,716,299	$3,798,791	$82,492
BRL	Buy	4/02/2015	UBS	3,781,172	3,798,792	17,620
BRL	Buy	4/02/2015	UBS	2,152,038	2,149,933	(2,105)
BRL	Sell	4/02/2015	UBS	6,554,634	5,948,725	605,909
BRL	Sell	4/02/2015	MSC	3,781,172	3,798,791	(17,619)
BRL	Sell	5/05/2015	UBS	2,134,341	2,130,609	3,732

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

CAD	Sell	6/17/2015	TDB	4,808,405	4,783,622	24,783
CNY	Buy	4/02/2015	GSC	19,786,734	19,674,382	(112,352)
CNY	Sell	4/02/2015	GSC	19,863,404	19,674,382	189,022
COP	Buy	6/17/2015	SCB	1,351,067	1,350,831	(236)
COP	Sell	6/17/2015	BOA	653,413	656,374	(2,961)
COP	Sell	6/17/2015	UBS	1,236,052	1,240,546	(4,494)
COP	Sell	6/17/2015	JPM	768,937	774,369	(5,432)
COP	Sell	6/17/2015	JPM	716,752	728,575	(11,823)
CZK	Sell	6/17/2015	BNP	3,159,524	3,058,493	101,031
EUR	Buy	4/15/2015	BOA	1,645,375	1,607,831	(37,544)
EUR	Buy	4/30/2015	BNP	230,433	225,897	(4,536)
EUR	Buy	4/30/2015	SSG	388,173	381,874	(6,299)
EUR	Buy	4/30/2015	NAB	351,371	344,224	(7,147)
EUR	Buy	4/30/2015	MSC	2,566,593	2,526,820	(39,773)
EUR	Buy	6/17/2015	BOA	3,271,511	3,196,901	(74,610)
EUR	Buy	6/17/2015	BNP	3,160,337	3,067,735	(92,602)
EUR	Sell	4/15/2015	DEUT	3,141,713	3,215,662	(73,949)
EUR	Sell	4/30/2015	NAB	40,240,750	39,422,265	818,485
EUR	Sell	4/30/2015	DEUT	1,074,917	1,064,943	9,974
EUR	Sell	6/17/2015	SSG	2,470,751	2,446,652	24,099
EUR	Sell	6/17/2015	UBS	648,957	642,610	6,347
EUR	Sell	6/17/2015	SSG	1,590,982	1,609,215	(18,233)
EUR	Sell	6/17/2015	NAB	3,164,819	3,204,437	(39,618)
EUR	Sell	6/17/2015	RBS	3,153,292	3,202,284	(48,992)
EUR	Sell	6/17/2015	BCLY	6,234,873	6,361,512	(126,639)
EUR	Sell	9/18/2015	SSG	3,350,035	2,792,264	557,771
EUR	Sell	3/15/2017	BOA	5,923,641	6,056,435	(132,794)
GBP	Buy	6/17/2015	SSG	752,358	741,306	(11,052)
GBP	Sell	4/30/2015	HSBC	10,516,579	10,480,926	35,653
GBP	Sell	6/17/2015	BOA	3,159,567	3,042,316	117,251
GBP	Sell	6/17/2015	BCLY	1,104,217	1,086,753	17,464
GBP	Sell	6/17/2015	RBS	1,102,441	1,085,270	17,171
HKD	Sell	3/03/2016	GSC	4,467,901	4,467,889	12
IDR	Sell	6/17/2015	UBS	2,520,149	2,544,691	(24,542)
INR	Buy	4/15/2015	DEUT	3,146,747	3,165,344	18,597
KZT	Sell	5/18/2015	JPM	2,623,200	2,663,080	(39,880)
MXN	Buy	6/17/2015	JPM	3,198,091	3,169,096	(28,995)
MXN	Buy	6/17/2015	JPM	3,201,378	3,169,097	(32,281)
MXN	Sell	6/17/2015	BOA	3,143,515	3,104,991	38,524
MXN	Sell	6/17/2015	RBC	7,223,119	7,351,235	(128,116)
MXN	Sell	6/17/2015	MSC	7,221,415	7,351,235	(129,820)
MYR	Buy	6/17/2015	DEUT	1,578,378	1,566,303	(12,075)
NGN	Buy	10/08/2015	SSG	5,231,113	4,428,665	(802,448)
NGN	Sell	10/08/2015	CBK	2,269,504	2,238,945	30,559
NGN	Sell	10/08/2015	CBK	2,058,978	2,189,720	(130,742)
RON	Buy	6/17/2015	BNP	4,178,977	4,281,597	102,620
RON	Sell	6/17/2015	CBK	4,178,240	4,281,598	(103,358)
RSD	Buy	9/18/2015	SSG	3,093,822	2,687,286	(406,536)
TRY	Sell	6/17/2015	JPM	1,563,901	1,576,555	(12,654)
TRY	Sell	6/17/2015	JPM	2,831,540	2,878,155	(46,615)
Total						$50,244
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
BCLY	Barclays
CME	Chicago Mercantile Exchange
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

TDB	Toronto Dominion Bank
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
GBP	British Pound
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MYR	Malaysian Ringgit
MXN	Mexican Peso
RON	New Romanian Leu
NGN	Nigerian Naira
RUB	Russian Ruble
RSD	Serbian Dinar
ZAR	South African Rand
TRY	Turkish Lira
UYU	Uruguayan Peso

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
ABX.HE	Markit Asset Backed Security Home Equity
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit i Traxx - Europe

Other Abbreviations:
CLO	Collateralized Loan Obligation
EM	Emerging Markets
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Country

as of March 31, 2015

Country	Percentage of Net Assets
0.1%
Australia	0.1
Azerbaijan	0.1
Bahamas	0.1
Bermuda	0.1
Brazil	0.6
British Virgin	0.4
Canada	0.7
Cayman Islands	12.7
Chile	0.1
China	0.1
Colombia	0.3
Costa Rica	0.1
Dominican Repb.	0.1
Ethiopia	0.1
France	1.0
Germany	0.2
Guernsey	0.1
India	0.1
Indonesia	0.2
Ireland	0.1
Ivory Coast	0.1
Japan	0.1
Kenya	0.1
Luxembourg	1.5
Mexico	1.4
Montenegro	0.1
Netherlands	0.6
Norway	0.1
Puerto Rico	0.2
Russia	0.1
South Africa	0.3
Spain	0.6
Switzerland	0.3
Tunisia	0.1
Turkey	0.2
United Kingdom	2.6
United States	109.3
Uruguay	0.3
Venezuela	0.1
Short-Term Investments	9.2
Other Assets & Liabilities	(44.7)

Total	100.0%

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$980,339,545	$—	$980,339,545	$—
Corporate Bonds	1,078,808,239	—	1,078,808,239	—
Foreign Government Obligations	101,087,293	—	101,087,293	—
Municipal Bonds	38,238,263	—	38,238,263	—
Senior Floating Rate Interests	172,655,153	—	172,655,153	—
U.S. Government Agencies	1,672,295,534	—	1,672,295,534	—
U.S. Government Securities	228,018,106	—	228,018,106	—
Preferred Stocks	3,773,422	3,773,422	—	—
Short-Term Investments	289,883,697	268,359,451	21,524,246	—
Purchased Options	95,197	—	95,197	—

Total	$4,565,194,449	$272,132,873	$4,293,061,576	$—

Foreign Currency Contracts(2)	$2,819,115	$—	$2,819,115	$—
Futures Contracts(2)	5,928,281	5,928,281	—	—
Swaps - Credit Default(2)	3,263,274	—	3,263,274	—

Total	$12,010,670	$5,928,281	$6,082,389	$—

Liabilities
Foreign Currency Contracts(2)	$(2,768,871)	$—	$(2,768,871)	$—
Futures Contracts(2)	(8,472,055)	(8,472,055)	—	—
Swaps - Credit Default(2)	(10,390,036)	—	(10,390,036)	—
Swaps - Interest Rate(2)	(1,247,568)	—	(1,247,568)	—
TBA Sale Commitments	(255,868,470)	—	(255,868,470)	—
Written Options	(44,239)	—	(44,239)	—

Total	$(278,791,238)	$(8,472,055)	$(270,319,183)	$—

(1) For the three-month period ended March 31, 2015, investments valued at $24,775,863 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$76,042,448	$76,042,448
Purchases	-	-
Sales	(3,028,249)	(3,028,249)
Accrued discounts/(premiums)	8,652	8,652
Total realized gain/(loss)	(61,242)	(61,242)
Net change in unrealized appreciation/depreciation	(119)	(119)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(72,961,490)	(72,961,490)
Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was zero.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Asset & Commercial Mortgage Backed Securities - 25.7%
	Asset-Backed - Automobile - 8.1%
	Ally Automotive Receivables Trust
$ 2,560,594	0.63%, 05/15/2017	$2,561,841
1,885,000	0.75%, 02/21/2017	1,882,953
	AmeriCredit Automobile Receivables Trust
517,864	0.56%, 03/08/2017(1)	517,864
	ARI Fleet Lease Trust
2,066,382	0.48%, 01/15/2021(1)(2)	2,062,652
	Capital Automotive Receivables Asset Trust
1,403,647	0.56%, 03/21/2016(1)	1,403,930
2,210,432	0.68%, 05/20/2016	2,210,470
	CarMax Automotive Owner Trust
1,164,662	0.52%, 11/15/2016	1,164,445
	Chesapeake Funding LLC
1,955,000	0.60%, 03/07/2026(1)(2)	1,953,594
	Credit Acceptance Automotive Loan Trust
1,985,000	1.50%, 04/15/2021(2)	1,990,788
	DT Automotive Owner Trust
468,262	0.66%, 07/17/2017(2)	468,175
	Enterprise Fleet Financing LLC
2,283,171	0.68%, 09/20/2018(2)	2,282,415
1,045,422	0.87%, 09/20/2019(2)	1,045,433
1,609,865	1.06%, 03/20/2019(2)	1,612,257
	First Investors Automotive Owner Trust
545,737	0.89%, 09/15/2017(2)	545,756
3,020,000	1.06%, 11/15/2018(2)	3,019,713
	Ford Credit Automotive Owner Trust
963,484	0.48%, 11/15/2016	963,403
2,165,242	0.57%, 10/15/2017	2,165,742
1,575,000	0.76%, 09/15/2016	1,576,284
	Huntington Automotive Trust
685,799	0.81%, 09/15/2016	685,950
	M&T Bank Automotive Receivables Trust
5,780,329	1.06%, 11/15/2017(2)	5,795,993
4,250,000	1.57%, 08/15/2018(2)	4,287,952
	Mercedes-Benz Automotive Lease Trust
935,200	0.59%, 02/15/2016	935,176
3,980,000	0.61%, 12/17/2018	3,981,146
3,069,573	0.62%, 07/15/2016	3,071,050
	Nissan Automotive Lease Trust
436,586	0.45%, 01/15/2016(1)	436,597
2,011,609	0.61%, 04/15/2016	2,011,179
925,000	0.75%, 06/15/2016	925,610
4,000,000	1.04%, 10/15/2019	4,003,532
	Nissan Automotive Receivables Owner Trust
513,856	0.40%, 06/15/2016	513,835
	Porsche Innovative Lease Owner Trust
32,787	0.54%, 01/22/2016(2)	32,788
	Prestige Automotive Receivables Trust
1,393,617	0.97%, 03/15/2018(2)	1,394,550
	Santander Drive Automotive Receivables Trust
81,882	0.56%, 04/17/2017(1)	81,881
396,932	0.66%, 06/15/2017	396,924
	Westlake Automobile Receivables Trust
1,892,651	0.70%, 05/15/2017(2)	1,891,470
	Wheels SPV LLC
660,253	0.84%, 03/20/2023(2)	660,112
	World Omni Automobile Lease Securitization Trust
4,250,000	1.40%, 02/15/2019	4,277,791
	World Omni Automotive Receivables Trust
1,330,020	0.48%, 11/15/2016	1,329,947

		66,141,198

	Asset-Backed - Credit Card - 8.0%
	American Express Credit Account Master Trust

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

1,520,000	0.98%, 05/15/2019	1,522,678
1,485,000	1.26%, 01/15/2020	1,489,177
	Bank of America Credit Card Trust
2,995,000	0.56%, 06/15/2021(1)	2,993,449
	Cabela’s Master Credit Card Trust
1,085,000	0.53%, 03/16/2020(1)	1,085,060
	Capital One Multi-Asset Execution Trust
6,000,000	0.36%, 02/15/2019(1)	6,001,116
3,605,000	0.96%, 09/16/2019	3,611,157
	Chase Issuance Trust
6,850,000	0.59%, 08/15/2017	6,853,377
6,000,000	0.60%, 11/16/2020(1)	6,015,570
3,405,000	0.79%, 06/15/2017	3,407,394
	Citibank Credit Card Issuance Trust
3,660,000	0.49%, 11/07/2018(1)	3,657,467
2,045,000	1.02%, 02/22/2019	2,046,155
4,965,000	1.32%, 09/07/2018	5,001,716
	Discover Card Master Trust
7,480,000	0.86%, 11/15/2017	7,483,920
	Golden Credit Card Trust
4,465,000	0.43%, 02/15/2018(1)(2)	4,461,017
3,125,000	0.51%, 03/15/2019(1)(2)	3,118,190
3,275,000	0.79%, 09/15/2017(2)	3,277,496
	Synchrony Credit Card Master Note Trust
3,500,000	1.61%, 11/15/2020	3,510,174

		65,535,113

	Asset-Backed - Finance & Insurance - 6.4%
	Ally Master Owner Trust
4,410,000	0.55%, 01/16/2018(1)	4,409,647
4,380,000	0.65%, 01/15/2019(1)	4,386,592
2,500,000	0.67%, 10/15/2019(1)	2,501,920
	CNH Equipment Trust
549,088	0.49%, 03/15/2017	549,114
1,109,938	0.63%, 01/17/2017	1,110,057
1,225,442	0.86%, 09/15/2017	1,225,854
	Ford Credit Floorplan Master Owner Trust
2,105,000	0.58%, 02/15/2019(1)	2,105,838
2,450,000	0.85%, 01/15/2018	2,453,325
	GE Dealer Floorplan Master Note Trust
6,500,000	0.62%, 10/20/2017(1)	6,501,280
8,345,000	0.67%, 06/20/2017(1)	8,347,829
	GE Equipment Transportation LLC
745,788	0.61%, 06/24/2016	745,894
3,000,000	0.92%, 09/25/2017	3,003,843
	John Deere Owner Trust
6,000,000	0.69%, 01/15/2019	5,998,974
5,468,504	0.87%, 08/15/2017	5,476,948
	Kubota Credit Owner Trust
852,748	0.58%, 02/15/2017(2)	852,200
	New York City Tax Lien
546,804	1.03%, 11/10/2027(2)	546,148
	Volvo Financial Equipment LLC
2,230,000	0.82%, 04/16/2018(2)	2,225,627

		52,441,090

	Commercial Mortgage-Backed Securities - 3.2%
	Banc of America Commercial Mortgage, Inc.
1,634,727	5.18%, 09/10/2047(1)	1,653,384
	Bear Stearns Commercial Mortgage Securities, Inc.
4,322,470	4.87%, 09/11/2042	4,343,123
2,810,520	5.14%, 10/12/2042(1)	2,834,794
	Citigroup/Deutsche Bank Commercial Mortgage Trust
4,515,369	5.23%, 07/15/2044(1)	4,536,935
1,667,510	5.30%, 01/15/2046(1)	1,699,534

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Community or Commercial Mortgage Trust
1,130,000	0.98%, 03/15/2029(1)(2)	1,109,395
1,500,000	2.37%, 02/10/2029(2)	1,531,782
	Credit Suisse Mortgage Capital Certificates
1,811,603	5.47%, 09/15/2039	1,893,505
	Hilton USA Trust
1,857,602	1.17%, 11/05/2030(1)(2)	1,857,646
	JP Morgan Chase Commercial Mortgage Securities Corp.
151,725	3.85%, 06/15/2043(2)	151,805
2,058,698	4.92%, 10/15/2042(1)	2,071,024
1,085,000	5.84%, 04/15/2045(1)	1,121,129
	Morgan Stanley Capital I Trust
972,432	5.20%, 11/14/2042(1)	981,403

		25,785,459

	Total Asset & Commercial Mortgage Backed Securities (cost $210,111,751)	209,902,860

Certificates of Deposit - 0.5%
	Diversified Financials - 0.5%
	Credit Suisse New York
4,500,000	0.67%, 12/07/2015(1)	4,502,304

	Total Certificates of Deposit (cost $4,500,000)	4,502,304

Corporate Bonds - 49.5%
	Aerospace/Defense - 0.3%
	Rockwell Collins, Inc.
2,300,000	0.62%, 12/15/2016(1)	2,302,169

	Agriculture - 1.0%
	BAT International Finance plc
2,105,000	1.40%, 06/05/2015(2)	2,107,429
	Philip Morris International, Inc.
6,000,000	2.50%, 05/16/2016	6,126,438

		8,233,867

	Auto Manufacturers - 4.1%
	American Honda Finance Corp.
6,000,000	0.75%, 10/07/2016(1)	6,026,916
	Daimler Finance NA LLC
2,200,000	0.62%, 03/10/2017(1)(2)	2,201,936
2,000,000	0.68%, 03/02/2018(1)(2)	2,002,256
	Ford Motor Credit Co. LLC
2,150,000	1.04%, 01/17/2017(1)	2,152,580
2,500,000	1.10%, 03/12/2019(1)	2,492,168
2,000,000	1.72%, 12/06/2017	1,995,572
	Harley-Davidson Financial Services, Inc.
2,600,000	3.88%, 03/15/2016(2)	2,673,255
	Nissan Motor Acceptance Corp.
1,375,000	0.81%, 03/03/2017(1)(2)	1,378,887
1,975,000	0.97%, 09/26/2016(1)(2)	1,986,380
2,000,000	1.50%, 03/02/2018(2)	2,009,436
	PACCAR Financial Services Corp.
1,500,000	0.86%, 12/06/2018(1)	1,508,049
975,000	1.10%, 06/06/2017	976,280
	Toyota Motor Credit Corp.
2,000,000	0.55%, 05/17/2016(1)	2,005,086
1,850,000	0.57%, 01/12/2018(1)	1,852,022
2,000,000	1.13%, 05/16/2017	2,005,660

		33,266,483

	Beverages - 1.3%
	Anheuser-Busch InBev Worldwide, Inc.
5,000,000	0.66%, 02/01/2019(1)	4,999,900
	SABMiller Holdings, Inc.
6,000,000	0.95%, 08/01/2018(1)(2)	6,017,562

		11,017,462

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Chemicals - 0.2%
	Monsanto Co.
2,000,000	1.15%, 06/30/2017	2,007,968

	Commercial Banks - 21.8%
	Abbey National Treasury Services plc
1,500,000	0.68%, 09/29/2017(1)	1,495,799
3,000,000	0.78%, 03/13/2017(1)	3,000,906
	ABN Amro Bank N.V.
2,150,000	0.67%, 06/06/2016(1)(2)	2,147,715
	Australia & New Zealand Banking Group Ltd.
3,000,000	0.63%, 01/10/2017(1)(2)	3,004,191
	Bank of America Corp.
2,000,000	1.29%, 01/15/2019(1)	2,027,380
2,000,000	1.34%, 03/22/2018(1)	2,022,770
2,000,000	1.70%, 08/25/2017	2,007,734
1,280,000	2.00%, 01/11/2018	1,289,663
720,000	5.65%, 05/01/2018	798,673
	Bank of Montreal
6,000,000	0.77%, 07/15/2016(1)	6,025,914
	Bank of Nova Scotia
6,000,000	0.77%, 07/15/2016(1)	6,027,444
	Bank of Tokyo-Mitsubishi UFJ Ltd.
2,000,000	0.57%, 09/08/2017(1)(2)	1,993,132
	Barclays Bank plc
2,815,000	0.84%, 02/17/2017(1)	2,820,087
	BB&T Corp.
2,500,000	0.92%, 02/01/2019(1)	2,507,440
	BNP Paribas S.A.
5,000,000	0.86%, 12/12/2016(1)	5,017,340
	BPCE S.A.
6,000,000	1.11%, 02/10/2017(1)	6,042,564
	Branch Banking & Trust Co.
2,500,000	0.69%, 12/01/2016(1)	2,503,132
	Canadian Imperial Bank of Commerce
6,000,000	0.78%, 07/18/2016(1)	6,026,850
	Citigroup, Inc.
2,500,000	0.94%, 11/15/2016(1)	2,504,545
4,000,000	1.02%, 04/08/2019(1)	3,998,424
	Commonwealth Bank of Australia
2,000,000	0.77%, 09/20/2016(1)(2)	2,007,436
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6,000,000	0.75%, 03/18/2016(1)	6,021,342
	Credit Agricole S.A.
6,000,000	1.12%, 10/03/2016(1)(2)	6,035,574
	Credit Suisse New York
1,700,000	1.38%, 05/26/2017	1,703,063
	Deutsche Bank AG London
2,000,000	0.87%, 02/13/2017(1)	2,005,792
2,000,000	1.35%, 05/30/2017	1,998,130
	Fifth Third Bancorp
2,500,000	0.77%, 11/18/2016(1)	2,508,597
2,500,000	1.35%, 06/01/2017	2,505,427
	Goldman Sachs Group, Inc.
2,000,000	1.36%, 11/15/2018(1)	2,021,844
3,000,000	1.46%, 04/30/2018(1)	3,041,619
2,000,000	1.60%, 11/23/2015	2,011,632
	HSBC Bank plc
3,000,000	0.90%, 05/15/2018(1)(2)	3,013,794
	Huntington National Bank
3,000,000	0.68%, 04/24/2017(1)	2,995,977
	ING Bank N.V.
2,300,000	0.82%, 03/16/2018(1)(2)	2,299,312
3,000,000	1.91%, 09/25/2015(1)(2)	3,020,310
	JP Morgan Chase & Co.
1,500,000	0.77%, 03/01/2018(1)	1,500,327
1,500,000	0.88%, 02/26/2016(1)	1,503,887

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

3,000,000	0.89%, 01/28/2019(1)	3,005,556
	Lloyds Bank plc
2,000,000	0.79%, 03/16/2018(1)	2,003,476
	Manufacturers & Traders Trust Co.
3,000,000	0.63%, 01/30/2017(1)	2,996,964
1,500,000	1.40%, 07/25/2017	1,504,307
	Morgan Stanley
3,000,000	1.11%, 01/24/2019(1)	3,009,996
1,525,000	1.51%, 02/25/2016(1)	1,536,204
1,275,000	5.95%, 12/28/2017	1,413,582
	Nordea Bank AB
3,000,000	0.62%, 04/04/2017(1)(2)	3,002,973
3,000,000	0.72%, 05/13/2016(1)(2)	3,009,255
	PNC Bank NA
7,500,000	1.15%, 11/01/2016	7,533,945
	Royal Bank of Canada
3,000,000	0.59%, 01/23/2017(1)	3,005,853
3,000,000	0.63%, 03/08/2016(1)	3,008,937
	Santander Bank NA
2,000,000	1.18%, 01/12/2018(1)	2,000,534
	Societe Generale S.A.
3,000,000	1.35%, 10/01/2018(1)	3,049,389
	Sumitomo Mitsui Banking Corp.
3,000,000	0.68%, 01/10/2017(1)	3,001,563
	SunTrust Banks, Inc.
3,000,000	0.70%, 02/15/2017(1)	2,996,631
	Svenska Handelsbanken AB
6,000,000	0.74%, 09/23/2016(1)	6,025,884
	Toronto-Dominion Bank
3,000,000	0.50%, 05/02/2017(1)	2,999,286
3,000,000	0.72%, 09/09/2016(1)	3,011,424
	U.S. Bancorp
875,000	0.75%, 11/15/2018(1)	881,214
	UBS AG Stamford CT
6,000,000	5.88%, 12/20/2017	6,660,396
	Wells Fargo & Co.
2,000,000	1.15%, 06/02/2017	1,999,394
	Wells Fargo Bank NA
1,450,000	0.41%, 06/02/2016(1)	1,449,720

		178,562,249

	Diversified Financial Services - 5.8%
	American Express Credit Corp.
1,500,000	0.76%, 07/29/2016(1)	1,505,090
2,500,000	0.82%, 03/18/2019(1)	2,498,810
1,500,000	1.13%, 06/05/2017	1,499,705
	Capital One Bank
2,500,000	1.15%, 11/21/2016	2,499,652
1,500,000	1.30%, 06/05/2017	1,491,446
	General Electric Capital Corp.
2,000,000	0.54%, 05/15/2017(1)	2,001,978
3,000,000	0.98%, 04/02/2018(1)	3,031,956
	Macquarie Bank Ltd.
3,750,000	1.26%, 01/31/2017(1)(2)	3,770,141
	National Rural Utilities Cooperative Finance Corp.
4,000,000	0.56%, 11/23/2016(1)	4,003,648
	Private Export Funding Corp.
23,370,000	4.55%, 05/15/2015	23,489,631
	Synchrony Financial
1,700,000	1.49%, 02/03/2020(1)	1,707,886

		47,499,943

	Electric - 1.1%
	Duke Energy Indiana, Inc.
6,000,000	0.60%, 07/11/2016(1)	6,006,036

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	NSTAR Electric Co.
3,165,000	0.50%, 05/17/2016(1)	3,161,825

		9,167,861

	Electronics - 0.2%
	Thermo Fisher Scientific, Inc.
1,450,000	1.30%, 02/01/2017	1,450,797

	Food - 0.6%
	Kroger Co.
4,500,000	0.79%, 10/17/2016(1)	4,508,572

	Gas - 0.5%
	Dominion Gas Holdings LLC
4,000,000	1.05%, 11/01/2016	4,007,824

	Healthcare-Products - 0.4%
	Medtronic, Inc.
1,820,000	1.50%, 03/15/2018(2)	1,827,906
	Zimmer Holdings, Inc.
1,750,000	1.45%, 04/01/2017	1,753,469

		3,581,375

	Home Furnishings - 0.3%
	Whirlpool Corp.
2,645,000	1.35%, 03/01/2017	2,651,028

	Insurance - 2.9%
	Metropolitan Life Global Funding I
9,500,000	0.50%, 04/10/2015(1)(2)	9,500,190
	New York Life Global Funding
3,500,000	1.13%, 03/01/2017(2)	3,513,615
	Pricoa Global Funding I
3,500,000	1.15%, 11/25/2016(2)	3,506,318
	Principal Life Global Funding II
2,000,000	1.13%, 02/24/2017(2)	2,003,564
1,450,000	1.20%, 05/19/2017(2)	1,452,749
	Prudential Financial, Inc.
4,000,000	1.04%, 08/15/2018(1)	4,023,740

		24,000,176

	IT Services - 0.4%
	Hewlett-Packard Co.
3,000,000	1.19%, 01/14/2019(1)	2,970,315

	Machinery-Construction&Mining - 0.3%
	Caterpillar Financial Services Corp.
2,175,000	0.49%, 03/03/2017(1)	2,177,362

	Media - 0.8%
	NBC Universal Enterprise
3,000,000	0.94%, 04/15/2018(1)(2)	3,022,041
	Thomson Reuters Corp.
700,000	0.88%, 05/23/2016	699,731
3,000,000	1.30%, 02/23/2017	3,003,414

		6,725,186

	Oil&Gas - 2.0%
	BP Capital Markets plc
3,000,000	0.68%, 11/07/2016(1)	3,006,060
4,000,000	0.90%, 09/26/2018(1)	3,999,788
2,345,000	1.67%, 02/13/2018	2,356,092
	Devon Energy Corp.
4,250,000	0.81%, 12/15/2016(1)	4,200,815
	Statoil ASA
3,000,000	0.72%, 11/08/2018(1)	2,999,907

		16,562,662

	Pharmaceuticals - 2.0%
	Actavis Funding SCS
2,000,000	1.30%, 06/15/2017	1,982,892
4,700,000	1.35%, 03/12/2018(1)	4,729,666

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Bayer US Finance LLC
2,000,000	0.54%, 10/06/2017(1)(2)	2,000,988
	Express Scripts Holding Co.
1,500,000	1.25%, 06/02/2017	1,498,593
1,500,000	3.13%, 05/15/2016	1,536,495
	McKesson Corp.
3,300,000	1.29%, 03/10/2017	3,303,353
	Perrigo Co. Ltd.
935,000	1.30%, 11/08/2016	934,424

		15,986,411

	Pipelines - 1.1%
	Enbridge, Inc.
1,800,000	0.71%, 06/02/2017(1)	1,777,338
2,000,000	0.92%, 10/01/2016(1)	1,991,764
	Enterprise Products Operating LLC
5,000,000	1.25%, 08/13/2015	5,007,300

		8,776,402

	Real Estate Investment Trusts - 0.6%
	Ventas Realty L.P.
570,000	1.25%, 04/17/2017	568,758
4,000,000	1.55%, 09/26/2016	4,026,556

		4,595,314

	Retail - 0.3%
	CVS Health Corp.
2,585,000	1.20%, 12/05/2016	2,602,144

	Software - 0.1%
	Fidelity National Information Services, Inc.
405,000	1.45%, 06/05/2017	404,667

	Telecommunications - 1.3%
	British Telecommunications plc
1,190,000	1.25%, 02/14/2017	1,190,669
3,135,000	1.63%, 06/28/2016	3,158,177
	Verizon Communications, Inc.
6,000,000	2.02%, 09/14/2018(1)	6,258,168

		10,607,014

	Trucking&Leasing - 0.1%
	GATX Corp.
1,145,000	1.25%, 03/04/2017	1,140,293

	Total Corporate Bonds (cost $404,220,945)	404,805,544

Municipal Bonds - 0.5%
	Education - 0.2%
	New Jersey State Econ DA
2,000,000	1.10%, 06/15/2016	1,995,000

	Transportation - 0.3%
	New Jersey Transit Corp.
2,000,000	0.80%, 09/15/2015	2,000,740

	Total Municipal Bonds (cost $4,000,000)	3,995,740

U.S. Government Agencies - 11.0%
	FFCB - 2.4%
20,000,000	0.45%, 04/18/2016	20,017,480

	FNMA - 8.6%
47,400,000	0.50%, 07/02/2015	47,441,522
10,049,000	0.50%, 09/28/2015	10,063,089
12,500,000	0.50%, 03/30/2016	12,522,200

		70,026,811

	Total U.S. Government Agencies (cost $90,016,040)	90,044,291

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

U.S. Government Securities - 11.7%
	Other Direct Federal Obligations - 11.7%
	FHLB - 11.7%
23,000,000	0.34%, 01/25/2016			23,002,530
22,250,000	0.32%, 03/18/2016			22,242,569
4,600,000	1.63%, 09/28/2015			4,629,836
12,500,000	1.00%, 03/11/2016			12,571,250
27,500,000	0.38%, 06/24/2016			27,484,847
5,500,000	3.13%, 03/11/2016			5,643,022

				95,574,054

	Total U.S. Government Securities (cost $95,555,986)			95,574,054

	Total Long-Term Investments (cost $808,404,722)			808,824,793
Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
10,418,431	Fidelity Money Market Class 1			10,418,431

	Total Short-Term Investments (cost $10,418,431)			10,418,431

	Total Investments (cost $818,823,153)^	100.2%	$	819,243,224
	Other Assets & Liabilities	(0.2)%		(1,976,200)

	Total Net Assets	100.0%	$	817,267,024

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	988,311
Unrealized Depreciation		(568,240)

Net Unrealized Appreciation	$	420,071

(1)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2015.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $128,683,299, which represents 15.7% of total net assets.

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association

Municipal Abbreviations:
DA	Development Authority

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$209,902,860	$—	$209,902,860	$—
Certificates of Deposit	4,502,304	—	4,502,304	—
Corporate Bonds	404,805,544	—	404,805,544	—
Municipal Bonds	3,995,740	—	3,995,740	—
U.S. Government Agencies	90,044,291	—	90,044,291	—
U.S. Government Securities	95,574,054	—	95,574,054	—
Short-Term Investments	10,418,431	10,418,431	—	—

Total	$819,243,224	$10,418,431	$808,824,793	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$3,787,652	$3,787,652
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(3,787,652)	(3,787,652)
Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was zero.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 99.6%
	Banks - 13.4%
272,495	Citigroup, Inc.	$14,038,942
346,412	JP Morgan Chase & Co.	20,985,639
57,880	M&T Bank Corp.	7,350,760
154,850	PNC Financial Services Group, Inc.	14,438,214
433,975	Wells Fargo & Co.	23,608,240

		80,421,795

	Capital Goods - 10.0%
40,945	3M Co.	6,753,878
126,535	Eaton Corp. plc	8,596,788
169,000	Fortune Brands Home & Security, Inc.	8,024,120
391,630	General Electric Co.	9,716,340
56,730	Illinois Tool Works, Inc.	5,510,752
87,985	Ingersoll-Rand plc	5,990,019
99,420	Spirit Aerosystems Holdings, Inc. Class A(1)	5,190,718
84,620	United Technologies Corp.	9,917,464

		59,700,079

	Consumer Durables & Apparel - 3.2%
172,480	Newell Rubbermaid, Inc.	6,738,794
288,815	Pulte Group, Inc.	6,420,358
53,665	PVH Corp.	5,718,542

		18,877,694

	Consumer Services - 2.2%
262,520	Hilton Worldwide Holdings, Inc. (1)	7,775,842
103,290	Norwegian Cruise Line Holdings Ltd. (1)	5,578,693

		13,354,535

	Diversified Financials - 6.6%
63,230	Ameriprise Financial, Inc.	8,273,013
27,275	BlackRock, Inc.	9,978,286
46,000	Goldman Sachs Group, Inc.	8,646,620
34,495	Intercontinental Exchange, Inc.	8,046,649
114,700	Invesco Ltd.	4,552,443
230,200	Solar Cayman Ltd. (1)(2)(3)(4)	16,114

		39,513,125

	Energy - 9.7%
60,435	Anadarko Petroleum Corp.	5,004,622
119,635	Chevron Corp.	12,559,282
73,130	EOG Resources, Inc.	6,705,290
110,465	Exxon Mobil Corp.	9,389,525
140,295	Halliburton Co.	6,156,145
209,040	Marathon Oil Corp.	5,458,035
62,210	Occidental Petroleum Corp.	4,541,330
24,940	Pioneer Natural Resources Co.	4,077,939
188,060	Southwestern Energy Co. (1)	4,361,111

		58,253,279

	Food & Staples Retailing - 1.5%
89,720	CVS Health Corp.	9,260,001

	Food, Beverage & Tobacco - 3.5%
54,040	Anheuser-Busch InBev N.V. ADR	6,588,017
45,355	Diageo plc ADR	5,014,902
109,183	Kraft Foods Group, Inc.	9,511,477

		21,114,396

	Health Care Equipment & Services - 4.6%
74,520	Baxter International, Inc.	5,104,620
123,716	Medtronic plc	9,648,611
107,705	UnitedHealth Group, Inc.	12,740,424

		27,493,655

	Insurance - 6.0%
79,440	ACE Ltd.	8,856,766

Hartford Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

103,645	American International Group, Inc.	5,678,710
112,260	Marsh & McLennan Cos., Inc.	6,296,663
147,990	MetLife, Inc.	7,480,894
90,575	Principal Financial Group, Inc.	4,652,838
96,155	Unum Group	3,243,308

		36,209,179

	Materials - 4.0%
149,600	Axalta Coating Systems Ltd. (1)	4,131,952
144,000	Dow Chemical Co.	6,909,120
104,595	International Paper Co.	5,803,977
60,585	Nucor Corp.	2,879,605
214,905	Steel Dynamics, Inc.	4,319,590

		24,044,244

	Media - 3.4%
104,170	CBS Corp. Class B	6,315,827
145,805	Comcast Corp. Class A	8,233,608
138,010	Thomson Reuters Corp.	5,597,686

		20,147,121

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
38,140	Amgen, Inc.	6,096,679
95,515	AstraZeneca plc ADR	6,536,092
130,960	Bristol-Myers Squibb Co.	8,446,920
46,020	Gilead Sciences, Inc. (1)	4,515,943
263,900	Merck & Co., Inc.	15,168,972
147,994	Pfizer, Inc.	5,148,711
27,529	Roche Holding AG	7,564,749

		53,478,066

	Real Estate - 0.3%
89,210	Paramount Group, Inc. REIT	1,721,753

	Retailing - 4.8%
81,700	Dollar General Corp. (1)	6,158,546
67,270	Home Depot, Inc.	7,642,545
129,600	Lowe’s Cos., Inc.	9,640,944
63,610	Nordstrom, Inc.	5,109,155

		28,551,190

	Semiconductors & Semiconductor Equipment - 5.7%
110,450	Analog Devices, Inc.	6,958,350
361,320	Intel Corp.	11,298,477
465,170	Marvell Technology Group Ltd.	6,837,999
267,005	Maxim Integrated Products, Inc.	9,294,444

		34,389,270

	Software & Services - 2.5%
181,755	Microsoft Corp.	7,389,249
326,375	Symantec Corp.	7,625,752

		15,015,001

	Technology Hardware & Equipment - 4.6%
648,730	Cisco Systems, Inc.	17,856,293
374,455	EMC Corp.	9,571,070

		27,427,363

	Telecommunication Services - 1.5%
189,500	Verizon Communications, Inc.	9,215,385

	Transportation - 0.6%
33,700	Union Pacific Corp.	3,650,047

	Utilities - 2.6%
85,710	Edison International	5,354,304
143,555	Eversource Energy	7,252,398
31,335	NextEra Energy, Inc.	3,260,407

		15,867,109

	Total Common Stocks (cost $424,975,412)	597,704,287

Hartford Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Total Long-Term Investments (cost $424,975,412)		597,704,287
Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
$ 4,446,636	BlackRock Liquidity Funds TempFund Portfolio		4,446,636

	Total Short-Term Investments (cost $4,446,636)		4,446,636

	Total Investments (cost $429,422,048)^	100.3%	$602,150,923
	Other Assets & Liabilities	(0.3)%	(1,819,084)

	Total Net Assets	100.0%	$600,331,839

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	179,430,550
Unrealized Depreciation		(6,701,675)

Net Unrealized Appreciation	$	172,728,875

(1)	Non-income producing.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At March 31, 2015, the aggregate value of this security was $16,114, which represents 0.0% of total net assets.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares / Par	Security	Cost
03/2007	230,200	Solar Cayman Ltd.	$67,469

         At March 31, 2015, the aggregate value of these securities were $16,114, which represents 0.0% of total net assets.

(4)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of this security was $16,114, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.6%
Consumer Staples	5.0
Energy	9.7
Financials	26.3
Health Care	13.5
Industrials	10.6
Information Technology	12.8
Materials	4.0
Telecommunication Services	1.5
Utilities	2.6

Total	99.6%

Short-Term Investments	0.7
Other Assets & Liabilities	(0.3)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Value HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$597,704,287	$590,123,424	$7,564,749	$16,114
Short-Term Investments	4,446,636	4,446,636	—	—

Total	$602,150,923	$594,570,060	$7,564,749	$16,114

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Common Stocks	Total
Beginning balance	$16,114	$16,114
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$16,114	$16,114

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was zero.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held by a Fund’s portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Hartford Series Fund, Inc. (the “Board of Directors”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follow each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There have been changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)(“internal controls”) that occurred during the Registrant’s last fiscal quarter. The Registrant’s investment adviser, Hartford Funds Management Company, LLC, which maintains the Registrant’s internal controls, revised its internal controls to reflect the fact that State Street Bank and Trust Company now provides certain administrative and accounting services to the Registrant.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 29, 2015	By:	/s/ James E. Davey
James E. Davey President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2015	By:	/s/ James E. Davey
James E. Davey President and Chief Executive Officer

Date: May 29, 2015	By:	/s/ Michael J. Flook
Michael J. Flook Vice President, Treasurer and Controller